UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2015

Item 1. Reports to Stockholders

Contents Note to shareholders Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments December 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited) Board Approval of Investment Advisory Contracts and Management Fees Contents Note to shareholders Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments December 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited) Board Approval of Investment Advisory Contracts and Management Fees

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Income
Fund - Class A, Class T, Class B
and Class C

Annual Report

December 31, 2015

(Fidelity Cover Art)

Contents

Note to shareholders	(Click Here)	Important information about the fund.
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Note to shareholders

Fidelity Advisor® Strategic Income

On February 1, 2015, Fidelity modified the fund's Composite benchmark to include a five-percentage-point increase to high-yield debt and a corresponding decrease in U.S. government and investment-grade debt. This was achieved by establishing a new, 5% allocation to floating-rate loans within the fund's already existing high-yield securities category, while also reducing exposure to investment-grade securities by a corresponding amount.

As a result, the fund's overall credit quality decreased, but its sensitivity to shifts in interest rates also has been reduced.

The benchmarks for the emerging-markets debt and foreign developed-markets debt sleeves were changed to the Barclays® Emerging Markets Aggregate USD Bond Index and the Barclays Global Aggregate Developed Markets GDP Weighted Ex USD Index, respectively. We believe these indexes better reflect the broader opportunities available in those markets.

Additionally, the fund's SEC benchmark became the Barclays U.S. Universal Bond Index, a multisector fixed-income index that closely aligns with the asset classes in the fund's investment universe.

Importantly, the fund's investment approach did not change. We believe these enhancements have improved - and should continue to improve - asset allocation flexibility and help us to take greater advantage of Fidelity's investment expertise while positioning the fund to meet our shareholders' expectations.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended December 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	-5.77%	2.43%	5.06%
Class T (incl. 4.00% sales charge)	-5.85%	2.42%	5.05%
Class B (incl. contingent deferred sales charge) A	-7.24%	2.21%	4.95%
Class C (incl. contingent deferred sales charge) B	-3.53%	2.49%	4.69%

A Class B shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

Performance - continued

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Strategic Income Fund - Class A on December 31, 2005, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill LynchSM US High Yield Constrained Index and Barclays U.S. Universal Bond Index A performed over the same period.

A Effective February 1, 2015, the fund began comparing its performance to the Barclays U.S. Universal Bond Index rather than The BofA Merrill Lynch US High Yield Constrained Index because the Barclays U.S. Universal Bond Index conforms more closely to the fund's investment policies.

Annual Report

Management's Discussion of Fund Performance

Market Recap: For the 12 months ending December 31, 2015, the Fidelity Strategic Income Composite IndexSM returned -2.36%. Among the asset classes that make up the Composite index, emerging-markets debt (EMD) fared best, up 1.29% according to the Barclays® Emerging Markets Aggregate USD Bond Index. After a stretch of underperformance, EMD rebounded, benefiting from investor's increasing appetite for risk later in the year. The index was lifted in particular by Argentina and Venezuela, two of the top-performing markets in the EMD universe. Back in the U.S., government bonds and floating-rate high-yield securities also recorded positive results, albeit more modest. Accordingly, the Barclays® U.S. Government Bond Index and the S&P®/LSTA Leveraged Performing Loan Index returned 0.86% and 0.10%, respectively. On the negative side, U.S. high-yield bonds, as measured by The BofA Merrill LynchSM US High Yield Constrained Index returned -4.61%. A steep drop in the energy and materials sectors, compounded by market liquidity concerns, drove a sell-off in the high-yield market during the second half of 2015. Turning to foreign developed markets, the Barclays® Global Aggregate Developed Markets GDP Weighted Ex USD Index returned -6.77%. Here, the U.S. dollar's relative strength was a detractor for a large majority of countries and regions.

Comments from Lead Co-Portfolio Manager Joanna Bewick: The fund's shares classes (excluding sales charges, if applicable) generally outpaced the Composite benchmark through successful security selection within the fund's subportfolios. Specifically, security selection within the high-yield debt sleeve was by far the biggest relative contributor. Both market allocation and security selection significantly helped the subportfolio's relative performance. Included were several individual holdings in energy, plus an underweighting in this poor-performing sector. An underweighting in metals & mining - another sector hard hit by volatile commodities prices - also was a plus. The emerging-markets and foreign developed-markets debts sleeves also outperformed their respective benchmarks, lifting the fund's relative results. Meanwhile, the floating-rate high-yield debt subportfolio underperformed its benchmark, which detracted. Asset allocation decisions had mixed results the past year. While an underweighting in U.S. government debt and an overweighting in high-yield debt weighed on relative performance, it helped to underweight foreign developed-markets debt.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During PeriodC July 1, 2015 to December 31, 2015
Class A	1.00%
Actual		$ 1,000.00	$ 967.50	$ 4.96
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Class T	1.00%
Actual		$ 1,000.00	$ 967.50	$ 4.96
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Class B	1.68%
Actual		$ 1,000.00	$ 964.40	$ 8.32
HypotheticalA		$ 1,000.00	$ 1,016.74	$ 8.54
Class C	1.74%
Actual		$ 1,000.00	$ 963.80	$ 8.61
HypotheticalA		$ 1,000.00	$ 1,016.43	$ 8.84
Class I	.79%
Actual		$ 1,000.00	$ 968.40	$ 3.92
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 4.02

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Holdings as of December 31, 2015
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	12.7	14.4
Ginnie Mae guaranteed REMIC pass-thru certificates	2.9	1.9
Japan Government	2.8	2.6
Freddie Mac	1.9	1.7
T-Mobile U.S.A., Inc.	1.6	1.5
	21.9
Top Five Market Sectors as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	13.6	11.0
Consumer Discretionary	11.3	11.2
Energy	6.0	7.6
Telecommunication Services	5.9	5.4
Industrials	4.6	4.9
Quality Diversification (% of fund's net assets)
As of December 31, 2015	As of June 30, 2015
U.S. Government and U.S. Government Agency Obligations† 20.3%	U.S. Government and U.S. Government Agency Obligations† 20.5%
AAA,AA,A 8.0%	AAA,AA,A 10.2%
BBB 12.0%	BBB 8.6%
BB 21.4%	BB 20.7%
B 17.6%	B 19.2%
CCC,CC,C 6.3%	CCC,CC,C 6.4%
D 0.0%	D 0.0%
Not Rated 5.2%	Not Rated 5.3%
Equities 5.2%	Equities 5.7%
Short-Term Investments and Net Other Assets 4.0%	Short-Term Investments and Net Other Assets 3.4%

†Includes NCUA Guaranteed Notes.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Annual Report

Investment Changes (Unaudited) - continued

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of December 31, 2015*		As of June 30, 2015**
	Preferred Securities 3.6%		Preferred Securities 3.1%
	Corporate Bonds 44.1%		Corporate Bonds 43.2%
	U.S. Government and U.S. Government Agency Obligations† 20.3%		U.S. Government and U.S. Government Agency Obligations† 20.5%
	Foreign Government & Government Agency Obligations 15.4%		Foreign Government & Government Agency Obligations 16.5%
	Bank Loan Obligations 7.3%		Bank Loan Obligations 7.5%
	Stocks 5.2%		Stocks 5.7%
	Other Investments 0.1%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 4.0%		Short-Term Investments and Net Other Assets (Liabilities) 3.4%
* Foreign investments	35.5%	** Foreign investments	35.1%
* Futures and Swaps	0.8%	** Futures and Swaps	1.6%

†Includes NCUA Guaranteed Notes.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Annual Report

Investments December 31, 2015

Showing Percentage of Net Assets

Corporate Bonds - 44.0%
		Principal Amount (000s) (e)	Value (000s)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind		$ 906	$ 616
Nonconvertible Bonds - 44.0%
CONSUMER DISCRETIONARY - 7.6%
Auto Components - 0.6%
Affinia Group, Inc. 7.75% 5/1/21		1,015	1,033
Dana Holding Corp.:
5.375% 9/15/21		3,475	3,449
6% 9/15/23		3,475	3,484
Delphi Automotive PLC 1.5% 3/10/25	EUR	2,600	2,610
Delphi Corp. 5% 2/15/23		9,005	9,527
Exide Technologies 11% 4/30/20 pay-in-kind		870	708
International Automotive Components Group SA 9.125% 6/1/18 (h)		5,245	4,484
Lear Corp. 4.75% 1/15/23		6,305	6,337
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (h)(l)		2,965	3,113
6.75% 11/15/22 pay-in-kind (h)(l)		3,940	4,216
Tenedora Nemak SA de CV 5.5% 2/28/23 (h)		7,319	7,337
Tenneco, Inc. 6.875% 12/15/20		6,205	6,422
Tupy Overseas SA 6.625% 7/17/24 (h)		1,625	1,418
			54,138
Automobiles - 0.0%
General Motors Financial Co., Inc. 4.25% 5/15/23		2,145	2,122
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (h)		1,500	1,519
LKQ Corp. 4.75% 5/15/23		1,090	1,022
			2,541
Diversified Consumer Services - 0.2%
Laureate Education, Inc. 9.25% 9/1/19 (h)(l)		23,025	14,276
Hotels, Restaurants & Leisure - 1.0%
24 Hour Holdings III LLC 8% 6/1/22 (h)		1,760	1,430
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (h)	BRL	24,330	5,642
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		28,800	23,616
Choice Hotels International, Inc. 5.75% 7/1/22		1,445	1,546
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
FelCor Lodging LP:
5.625% 3/1/23		$ 4,185	$ 4,248
6% 6/1/25		8,495	8,622
Landry's Acquisition Co. 9.375% 5/1/20 (h)		905	953
LTF Merger Sub, Inc. 8.5% 6/15/23 (h)		4,280	4,087
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (h)(l)		849	845
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (h)		1,135	1,112
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20		4,230	4,019
11% 10/1/21		10,615	9,633
Playa Resorts Holding BV 8% 8/15/20 (h)		4,750	4,821
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/21		4,360	4,436
Six Flags Entertainment Corp. 5.25% 1/15/21 (h)		7,515	7,609
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 3/31/15 (d)(h)		390	0
			82,619
Household Durables - 1.2%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (h)		3,165	2,928
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (h)		2,595	2,501
Calatlantic Group, Inc.:
8.375% 5/15/18		2,255	2,517
8.375% 1/15/21		4,340	5,034
D.R. Horton, Inc.:
4.375% 9/15/22		5,495	5,461
4.75% 2/15/23		3,865	3,937
5.75% 8/15/23		2,155	2,297
Lennar Corp. 4.5% 11/15/19		3,345	3,401
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		24,830	25,257
6.875% 2/15/21		6,200	6,386
8.25% 2/15/21 (l)		6,920	6,661
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA: - continued
9.875% 8/15/19		$ 1,223	$ 1,232
Springs Industries, Inc. 6.25% 6/1/21		1,475	1,460
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (h)		3,265	3,224
Tempur Sealy International, Inc. 6.875% 12/15/20		2,010	2,105
Toll Brothers Finance Corp.:
4.375% 4/15/23		10,429	10,116
5.625% 1/15/24		1,240	1,283
5.875% 2/15/22		5,640	5,922
TRI Pointe Homes, Inc.:
4.375% 6/15/19		2,545	2,488
5.875% 6/15/24		6,140	5,971
William Lyon Homes, Inc. 8.5% 11/15/20		2,235	2,364
			102,545
Internet & Catalog Retail - 0.4%
Netflix, Inc.:
5.375% 2/1/21 (h)		4,010	4,211
5.75% 3/1/24 (h)		4,405	4,526
5.875% 2/15/25 (h)		10,170	10,424
Priceline Group, Inc. 1.8% 3/3/27	EUR	6,900	6,637
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23		4,435	4,191
			29,989
Media - 3.8%
Altice SA:
5.375% 7/15/23 (h)		7,415	7,434
7.625% 2/15/25 (h)		11,379	9,814
7.75% 5/15/22 (h)		26,350	23,781
AMC Entertainment, Inc. 5.75% 6/15/25		6,450	6,482
AMC Networks, Inc. 4.75% 12/15/22		3,080	3,080
British Sky Broadcasting Group PLC 1.5% 9/15/21 (Reg. S)	EUR	7,650	8,343
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22		980	1,002
5.625% 2/15/24		1,060	1,089
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		$ 6,770	$ 6,778
5.125% 5/1/23 (h)		5,425	5,425
5.375% 5/1/25 (h)		5,425	5,398
5.75% 9/1/23		670	687
5.75% 1/15/24		4,245	4,362
6.625% 1/31/22		3,480	3,667
CCOH Safari LLC 5.75% 2/15/26 (h)		7,390	7,408
Cinemark U.S.A., Inc.:
4.875% 6/1/23		4,875	4,753
5.125% 12/15/22		1,470	1,459
Clear Channel Communications, Inc. 14% 2/1/21 pay-in-kind (l)		4,949	1,307
Columbus International, Inc. 7.375% 3/30/21 (h)		2,680	2,653
Comcast Corp. 5.5% 11/23/29	GBP	2,550	4,562
DISH DBS Corp. 5% 3/15/23		3,985	3,457
DreamWorks Animation SKG, Inc. 6.875% 8/15/20 (h)		2,245	2,211
Gannett Co., Inc.:
4.875% 9/15/21 (h)		3,210	3,218
5.5% 9/15/24 (h)		3,210	3,210
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (h)		5,105	4,595
4.875% 4/11/22 (h)		1,875	1,814
Grupo Televisa SA de CV:
4.625% 1/30/26		860	850
6.125% 1/31/46		1,460	1,451
6.625% 3/18/25		2,250	2,557
Liberty Media Corp.:
8.25% 2/1/30		4,120	4,099
8.5% 7/15/29		8,920	8,987
Livent, Inc. yankee 9.375% 10/15/04 (d)		300	0
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (l)		14,840	15,730
MDC Partners, Inc. 6.75% 4/1/20 (h)		5,465	5,629
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (h)(l)		8,960	8,870
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Myriad International Holding BV:
5.5% 7/21/25 (h)		$ 2,190	$ 2,107
6% 7/18/20 (h)		1,725	1,835
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (h)		2,335	2,306
Numericable Group SA:
4.875% 5/15/19 (h)		6,705	6,646
6% 5/15/22 (h)		36,670	35,570
6.25% 5/15/24 (h)		34,853	33,633
Quebecor Media, Inc. 5.75% 1/15/23		7,660	7,717
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (h)		2,660	2,687
Sinclair Television Group, Inc. 5.375% 4/1/21		4,940	4,952
Sirius XM Radio, Inc.:
4.25% 5/15/20 (h)		5,800	5,858
4.625% 5/15/23 (h)		2,450	2,401
5.25% 8/15/22 (h)		6,945	7,327
5.375% 4/15/25 (h)		4,685	4,714
Starz LLC/Starz Finance Corp. 5% 9/15/19		4,305	4,359
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		7,365	5,008
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (h)		5,540	5,526
VTR Finance BV 6.875% 1/15/24 (h)		5,775	5,313
Wave Holdco LLC/Wave Holdco Corp. 9% 7/15/19 pay-in-kind (h)(l)		955	882
WMG Acquisition Corp. 5.625% 4/15/22 (h)		955	929
			315,932
Specialty Retail - 0.3%
CST Brands, Inc. 5% 5/1/23		1,320	1,307
Jaguar Land Rover PLC 4.25% 11/15/19 (h)		4,485	4,530
L Brands, Inc.:
5.625% 10/15/23		4,625	4,903
6.875% 11/1/35 (h)		4,825	4,958
L Brands, Inc. 5.625% 2/15/22		6,880	7,310
Sally Holdings LLC 5.625% 12/1/25		3,770	3,808
Sonic Automotive, Inc. 5% 5/15/23		800	760
			27,576
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
PVH Corp. 4.5% 12/15/22		$ 10,925	$ 10,679
TOTAL CONSUMER DISCRETIONARY			642,417
CONSUMER STAPLES - 2.1%
Beverages - 0.1%
Constellation Brands, Inc.:
3.875% 11/15/19		3,190	3,278
4.75% 11/15/24		4,475	4,565
			7,843
Food & Staples Retailing - 0.8%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (h)(l)		5,950	5,058
9.25% 2/15/19 (h)		9,545	9,617
ESAL GmbH 6.25% 2/5/23 (h)		13,590	11,993
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (h)		1,265	1,170
Minerva Luxembourg SA 7.75% 1/31/23 (Reg. S)		4,600	4,324
Rite Aid Corp.:
6.125% 4/1/23 (h)		8,710	9,015
6.75% 6/15/21		12,320	12,905
9.25% 3/15/20		3,570	3,775
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (h)		1,465	1,544
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (h)		4,305	4,240
			63,641
Food Products - 0.9%
B&G Foods, Inc. 4.625% 6/1/21		5,220	5,168
Barry Callebaut Services NV 5.5% 6/15/23 (h)		5,915	6,205
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (h)		5,550	5,772
Gruma S.A.B. de CV 4.875% 12/1/24 (h)		2,200	2,250
JBS Investments GmbH 7.25% 4/3/24 (h)		14,755	13,464
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (h)		7,650	6,656
5.875% 7/15/24 (h)		2,350	2,127
7.25% 6/1/21 (h)		2,960	2,938
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.: - continued
8.25% 2/1/20 (h)		$ 3,315	$ 3,315
Mondelez International, Inc.:
1.625% 3/8/27	EUR	4,200	4,175
2.375% 3/6/35	EUR	2,500	2,352
Pilgrim's Pride Corp. 5.75% 3/15/25 (h)		6,540	6,360
Post Holdings, Inc.:
6% 12/15/22 (h)		2,340	2,293
7.375% 2/15/22		2,500	2,606
7.75% 3/15/24 (h)		3,430	3,593
8% 7/15/25 (h)		1,715	1,818
Sigma Alimentos SA de CV 6.875% 12/16/19 (h)		1,940	2,105
TreeHouse Foods, Inc. 4.875% 3/15/22		1,660	1,581
			74,778
Household Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (h)		2,800	2,632
Spectrum Brands Holdings, Inc.:
5.75% 7/15/25 (h)		4,470	4,582
6.375% 11/15/20		1,415	1,503
6.625% 11/15/22		1,675	1,767
			10,484
Personal Products - 0.2%
First Quality Finance Co., Inc. 4.625% 5/15/21 (h)		1,235	1,124
Prestige Brands, Inc. 8.125% 2/1/20		770	797
Revlon Consumer Products Corp. 5.75% 2/15/21		18,693	18,085
			20,006
Tobacco - 0.0%
BAT International Finance PLC 2% 3/13/45 (Reg. S)	EUR	2,662	2,342
TOTAL CONSUMER STAPLES			179,094
ENERGY - 5.6%
Energy Equipment & Services - 0.3%
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22		3,100	2,294
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		3,200	2,608
Forbes Energy Services Ltd. 9% 6/15/19		3,755	1,802
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Forum Energy Technologies, Inc. 6.25% 10/1/21		$ 5,850	$ 4,856
Gulfmark Offshore, Inc. 6.375% 3/15/22		145	78
Hornbeck Offshore Services, Inc. 5.875% 4/1/20		3,120	2,153
MPLX LP 5.5% 2/15/23 (h)		3,215	2,813
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		2,225	1,880
Summit Midstream Holdings LLC 7.5% 7/1/21		2,035	1,709
Trinidad Drilling Ltd. 7.875% 1/15/19 (h)		1,615	1,421
Unit Corp. 6.625% 5/15/21		875	630
			22,244
Oil, Gas & Consumable Fuels - 5.3%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		7,005	5,679
4.875% 3/15/24		2,630	2,107
Afren PLC:
6.625% 12/9/20 (d)(h)		5,079	52
10.25% 4/8/19 (Reg. S) (d)		6,109	62
American Energy-Permian Basin LLC/ AEPB Finance Corp. 13% 11/30/20 (h)		4,185	4,331
Antero Resources Corp. 5.625% 6/1/23 (h)		3,980	3,104
Carrizo Oil & Gas, Inc.:
6.25% 4/15/23		2,860	2,317
7.5% 9/15/20		1,900	1,660
Chaparral Energy, Inc. 9.875% 10/1/20		1,620	405
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20		6,670	4,902
6.125% 3/1/22		7,890	5,484
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		9,690	9,399
Denbury Resources, Inc.:
4.625% 7/15/23		1,180	380
5.5% 5/1/22		375	124
6.375% 8/15/21		3,140	1,130
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19		5,125	1,076
EDC Finance Ltd. 4.875% 4/17/20 (h)		11,340	9,938
Empresa Nacional de Petroleo 4.75% 12/6/21 (h)		925	934
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (h)		$ 4,190	$ 3,729
Energy Transfer Equity LP 5.5% 6/1/27		6,395	4,860
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 9/1/22		425	217
9.375% 5/1/20		3,705	2,362
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19		3,705	1,853
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		2,400	2,028
Georgian Oil & Gas Corp. 6.875% 5/16/17 (h)		4,155	4,186
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		1,030	824
7% 6/15/23		4,305	3,530
Goodrich Petroleum Corp. 8.875% 3/15/18		1,471	59
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (h)		3,765	3,803
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (h)		4,000	3,320
5.75% 10/1/25 (h)		4,310	3,750
7.625% 4/15/21 (h)		4,325	4,152
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		4,875	4,826
Indo Energy Finance BV 7% 5/7/18 (h)		1,175	671
Jupiter Resources, Inc. 8.5% 10/1/22 (h)		9,915	3,966
Kinder Morgan, Inc. 1.5% 3/16/22	EUR	1,950	1,716
Kosmos Energy Ltd. 7.875% 8/1/21 (h)		2,195	1,767
Laredo Petroleum, Inc. 7.375% 5/1/22 (Reg. S)		5,910	5,437
MPLX LP 4.875% 12/1/24 (h)		6,560	5,888
Newfield Exploration Co.:
5.375% 1/1/26		3,608	2,850
5.625% 7/1/24		740	631
Noble Energy, Inc. 5.875% 6/1/22		4,750	4,519
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		2,245	2,267
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (h)		6,210	4,836
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (h)		18,279	3,656
Pan American Energy LLC 7.875% 5/7/21 (h)		1,985	1,940
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23 (h)		$ 5,235	$ 5,104
8.25% 2/15/20		9,325	9,651
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		3,235	2,944
Pemex Project Funding Master Trust:
6.625% 6/15/35		11,135	9,952
8.625% 12/1/23 (l)		500	579
PetroBakken Energy Ltd. 8.625% 2/1/20 (h)		9,160	2,061
Petrobras Global Finance BV:
2.4605% 1/15/19 (l)		9,725	7,391
3% 1/15/19		10,135	7,703
6.25% 3/17/24		3,950	2,834
7.25% 3/17/44		2,190	1,478
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		7,410	5,817
5.875% 3/1/18		10,810	9,621
6.875% 1/20/40		12,670	8,236
Petroleos de Venezuela SA:
5.375% 4/12/27		6,810	2,469
5.5% 4/12/37		2,200	798
6% 5/16/24 (h)		2,540	940
6% 11/15/26 (h)		2,000	735
8.5% 11/2/17 (h)		34,330	18,281
9.75% 5/17/35 (h)		10,275	4,264
12.75% 2/17/22 (h)		7,985	3,593
Petroleos Mexicanos:
3.5% 1/30/23		4,305	3,756
4.875% 1/18/24		3,685	3,436
5.5% 1/21/21		2,445	2,466
5.5% 6/27/44		4,490	3,378
5.5% 6/27/44 (h)		3,250	2,445
6.375% 1/23/45		5,900	4,994
6.5% 6/2/41		10,835	9,367
6.625% (h)(i)		19,963	18,466
PT Pertamina Persero:
4.875% 5/3/22 (h)		1,990	1,908
5.25% 5/23/21 (h)		2,185	2,181
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
PT Pertamina Persero: - continued
6% 5/3/42 (h)		$ 1,320	$ 1,081
6.5% 5/27/41 (h)		6,280	5,488
QEP Resources, Inc. 5.25% 5/1/23		5,955	4,228
Range Resources Corp. 5% 3/15/23		9,130	6,802
Repsol International Finance BV:
2.625% 5/28/20 (Reg. S)	EUR	4,000	4,429
3.625% 10/7/21 (Reg. S)	EUR	4,100	4,727
Rice Energy, Inc.:
6.25% 5/1/22		7,770	5,594
7.25% 5/1/23 (h)		1,695	1,237
RSP Permian, Inc. 6.625% 10/1/22		1,785	1,642
Sabine Pass Liquefaction LLC:
5.625% 3/1/25 (h)		17,765	15,034
5.75% 5/15/24		3,905	3,397
SemGroup Corp. 7.5% 6/15/21		4,100	3,670
Sibur Securities Ltd. 3.914% 1/31/18 (h)		4,040	3,919
SM Energy Co. 5.625% 6/1/25		2,100	1,386
Southern Star Central Corp. 5.125% 7/15/22 (h)		2,570	2,120
Sunoco LP / Sunoco Finance Corp. 6.375% 4/1/23 (h)		3,040	2,858
Teekay Corp.:
8.5% 1/15/20 (h)		4,190	2,828
8.5% 1/15/20		3,695	2,494
Teine Energy Ltd. 6.875% 9/30/22 (h)		4,615	3,715
Tennessee Gas Pipeline Co. 7.625% 4/1/37		1,035	1,008
Tesoro Corp.:
5.125% 4/1/24		425	423
5.375% 10/1/22		3,340	3,348
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (h)		2,540	2,464
5.875% 10/1/20		1,641	1,575
6.125% 10/15/21		3,591	3,411
6.25% 10/15/22 (h)		4,995	4,733
Transportadora de Gas del Sur SA 9.625% 5/14/20 (h)		10,149	10,377
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		3,960	3,782
Western Refining, Inc. 6.25% 4/1/21		12,210	11,722
WPX Energy, Inc. 6% 1/15/22		7,035	4,925
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
YPF SA:
8.5% 7/28/25 (h)		$ 4,775	$ 4,548
8.75% 4/4/24 (h)		10,165	9,860
8.875% 12/19/18 (h)		5,955	6,022
Zhaikmunai International BV 7.125% 11/13/19 (h)		8,480	6,593
			445,015
TOTAL ENERGY			467,259
FINANCIALS - 10.1%
Banks - 4.1%
ABN AMRO Bank NV 7.125% 7/6/22	EUR	5,250	7,159
Allied Irish Banks PLC 2.75% 4/16/19 (Reg. S)	EUR	4,425	5,055
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		2,272	2,292
Banco Hipotecario SA 9.75% 11/30/20 (h)		2,135	2,178
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (h)		4,330	4,016
5.75% 9/26/23 (h)		2,770	2,388
6.369% 6/16/18 (h)		2,200	2,162
Bank of America Corp. 1.375% 9/10/21 (Reg. S)	EUR	6,650	7,264
Bank of Ireland 1.25% 4/9/20	EUR	12,150	13,302
Banque Centrale de Tunisie 5.75% 1/30/25 (h)		1,975	1,709
Barclays Bank PLC:
2.625% 11/11/25 (Reg. S) (l)	EUR	3,900	4,230
10% 5/21/21	GBP	4,650	8,840
BBVA Bancomer SA 6.75% 9/30/22 (h)		1,300	1,430
BBVA Colombia SA 4.875% 4/21/25 (h)		1,295	1,240
BBVA Paraguay SA 9.75% 2/11/16 (h)		4,580	4,594
BPCE SA 2.75% 11/30/27 (Reg. S) (l)	EUR	6,800	7,405
CIT Group, Inc.:
5% 8/15/22		8,305	8,528
5.375% 5/15/20		10,385	10,878
5.5% 2/15/19 (h)		10,070	10,523
Citigroup, Inc. 2.125% 9/10/26 (Reg. S)	EUR	7,900	8,555
Commonwealth Bank of Australia 2% 4/22/27 (Reg. S) (l)	EUR	6,100	6,295
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
Export Credit Bank of Turkey 5.875% 4/24/19 (h)		$ 3,275	$ 3,382
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	137,400	2,064
Finansbank A/S:
5.5% 5/11/16 (Reg. S)		3,375	3,409
6.25% 4/30/19 (h)		3,645	3,827
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (h)		7,045	7,271
7.75% 7/5/17 (Reg. S)		1,100	1,135
GTB Finance BV:
6% 11/8/18 (h)		9,915	9,096
7.5% 5/19/16 (h)		3,325	3,318
HSBC Bank PLC 5% 3/20/23 (l)	GBP	9,056	13,920
HSBC Holdings PLC 3.375% 1/10/24 (l)	EUR	600	684
HSBK BV 7.25% 5/3/17 (h)		7,445	7,655
Industrial Senior Trust 5.5% 11/1/22 (h)		575	530
ING Bank NV:
6.125% 5/29/23 (l)	EUR	10,945	13,224
6.875% 5/29/23 (l)	GBP	12,450	20,006
Intesa Sanpaolo SpA:
1.125% 1/14/20 (Reg. S)	EUR	4,150	4,524
1.125% 3/4/22	EUR	5,350	5,657
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		4,660	4,089
5.5% 8/6/22 (h)		3,700	3,353
6.2% 12/21/21 (Reg. S)		3,275	3,144
KBC Groep NV 1.875% 3/11/27 (Reg. S) (l)	EUR	9,700	10,262
Lloyds Bank PLC 6.5% 3/24/20	EUR	4,450	5,851
Nacional Financiera SNC 3.375% 11/5/20 (h)		3,180	3,149
National Westminster Bank PLC 6.5% 9/7/21	GBP	7,530	12,558
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (h)		2,840	2,979
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	17,100	22,068
Royal Bank of Scotland Group PLC 1.625% 6/25/19 (Reg. S)	EUR	8,700	9,624
Royal Bank of Scotland PLC 6.934% 4/9/18	EUR	4,250	5,172
RSHB Capital SA 5.298% 12/27/17 (h)		2,915	2,919
SB Capital SA 5.5% 2/26/24 (h)(l)		6,065	5,327
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
Turkiye Halk Bankasi A/S 4.75% 6/4/19 (h)		$ 3,250	$ 3,210
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (h)(l)		2,150	2,083
UniCredit SpA:
3.25% 1/14/21 (Reg. S)	EUR	7,500	8,828
6.95% 10/31/22 (Reg. S)	EUR	5,950	7,556
Zenith Bank PLC 6.25% 4/22/19 (h)		10,645	9,575
			341,492
Capital Markets - 0.7%
Argos Merger Sub, Inc. 7.125% 3/15/23 (h)		6,585	6,529
Credit Suisse Group AG 5.75% 9/18/25 (Reg. S) (l)	EUR	12,900	15,277
Criteria Caixaholding SA 1.625% 4/21/22	EUR	18,500	19,105
Goldman Sachs Group, Inc. 2.875% 6/3/26 (Reg. S)	EUR	1,750	2,034
Morgan Stanley 5.375% 8/10/20	EUR	11,400	14,794
UBS Group Funding Ltd. 1.75% 11/16/22 (Reg. S)	EUR	4,400	4,787
			62,526
Consumer Finance - 2.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25% 7/1/20		4,275	4,307
4.5% 5/15/21		8,055	8,186
4.625% 7/1/22		6,880	6,957
5% 10/1/21		2,110	2,173
Ally Financial, Inc.:
4.125% 2/13/22		8,795	8,707
4.625% 3/30/25		7,890	7,791
5.125% 9/30/24		19,101	19,555
8% 11/1/31		76,818	88,722
Credito Real S.A.B. de CV 7.5% 3/13/19 (h)		2,775	2,747
FCA Capital Ireland PLC 1.375% 4/17/20 (Reg. S)	EUR	12,200	13,115
Ford Credit Europe PLC 1.134% 2/10/22 (Reg. S)	EUR	7,000	7,356
General Motors Acceptance Corp. 8% 11/1/31		9,006	10,582
Navient Corp.:
5% 10/26/20		3,110	2,729
5.875% 10/25/24		6,710	5,368
SLM Corp.:
5.5% 1/25/23		22,735	18,357
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.: - continued
7.25% 1/25/22		$ 12,720	$ 11,893
8% 3/25/20		7,185	7,099
			225,644
Diversified Financial Services - 1.0%
Cimpor Financial Operations BV 5.75% 7/17/24 (h)		2,880	1,915
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		7,260	7,195
5.875% 2/1/22		18,530	18,113
6% 8/1/20		25,690	25,906
MSCI, Inc.:
5.25% 11/15/24 (h)		2,735	2,776
5.75% 8/15/25 (h)		2,685	2,752
Nationwide Building Society 4.125% 3/20/23 (Reg. S) (l)	EUR	13,250	15,270
TMK Capital SA:
6.75% 4/3/20 (Reg. S)		1,550	1,459
7.75% 1/27/18		2,845	2,826
Wendel SA 2.75% 10/2/24 (Reg. S)	EUR	6,400	7,028
			85,240
Insurance - 0.6%
Alliant Holdings Co.-Issuer, Inc. / Wayne Merger Sub, LLC 8.25% 8/1/23 (h)		10,645	10,006
Allianz SE 2.241% 7/7/45 (Reg. S) (l)	EUR	6,000	5,992
Assicurazioni Generali SpA 7.75% 12/12/42 (l)	EUR	3,600	4,772
Aviva PLC 3.375% 12/4/45 (Reg. S) (l)	EUR	2,450	2,537
Direct Line Insurance Group PLC 9.25% 4/27/42 (l)	GBP	1,000	1,809
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (h)		9,770	8,793
ING Verzekeringen NV 4.625% 4/8/44 (Reg. S) (l)	EUR	250	282
RSA Insurance Group PLC 5.125% 10/10/45 (Reg. S) (l)	GBP	5,096	7,277
SCOR SE 3% 6/8/46 (Reg. S) (l)	EUR	4,200	4,430
			45,898
Real Estate Investment Trusts - 0.5%
Crown Castle International Corp. 5.25% 1/15/23		13,295	13,976
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		700	706
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22		$ 4,335	$ 4,422
Omega Healthcare Investors, Inc. 5.875% 3/15/24		13,845	14,330
Prologis LP 3% 6/2/26	EUR	6,700	7,519
The GEO Group, Inc. 5.125% 4/1/23		1,910	1,810
			42,763
Real Estate Management & Development - 0.5%
CBRE Group, Inc.:
5% 3/15/23		9,605	9,654
5.25% 3/15/25		5,100	5,166
Deutsche Annington Finance BV:
1.625% 12/15/20 (Reg. S)	EUR	2,100	2,277
2.125% 7/9/22 (Reg. S)	EUR	2,924	3,200
3.125% 7/25/19	EUR	800	927
Grand City Properties SA 1.5% 4/17/25 (Reg. S)	EUR	6,000	5,877
Howard Hughes Corp. 6.875% 10/1/21 (h)		10,865	11,082
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		285	283
11.5% 7/20/20 (Reg. S)		15	16
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (h)		7,370	7,370
			45,852
TOTAL FINANCIALS			849,415
HEALTH CARE - 2.4%
Biotechnology - 0.0%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (h)		2,255	1,984
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 6.375% 7/1/23 (h)		1,935	1,809
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (h)		2,125	2,168
Hologic, Inc. 5.25% 7/15/22 (h)		4,650	4,743
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.5% 4/15/25 (h)		4,880	4,490
			13,210
Health Care Providers & Services - 1.4%
AmSurg Corp. 5.625% 7/15/22		4,130	4,089
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA Holdings, Inc.:
4.75% 5/1/23		$ 6,115	$ 6,054
5.25% 4/15/25		13,180	13,279
5.375% 2/1/25		8,650	8,542
5.875% 3/15/22		19,190	20,245
5.875% 5/1/23		7,155	7,334
5.875% 2/15/26		10,705	10,745
7.5% 2/15/22		12,110	13,412
HealthSouth Corp.:
5.75% 11/1/24		6,425	6,128
5.75% 11/1/24 (h)		2,755	2,628
InVentiv Health, Inc. 10% 8/15/18 (l)		905	896
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375% 8/1/23 (h)		4,215	4,110
Quintiles Transnational Corp. 4.875% 5/15/23 (h)		3,340	3,357
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		3,075	3,098
5.5% 2/1/21		2,250	2,323
Tenet Healthcare Corp. 6.875% 11/15/31		11,540	9,347
Truven Health Analytics, Inc. 10.625% 6/1/20		4,285	4,306
			119,893
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SA 3.375% 1/30/23 (Reg. S)	EUR	3,250	3,522
Pharmaceuticals - 0.8%
Concordia Healthcare Corp. 7% 4/15/23 (h)		2,090	1,813
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (h)		5,410	5,383
6% 2/1/25 (h)		6,115	6,023
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (h)(l)		2,295	2,215
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (h)		5,922	6,440
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (h)		5,455	5,128
5.625% 12/1/21 (h)		1,615	1,486
5.875% 5/15/23 (h)		19,615	17,506
6.125% 4/15/25 (h)		8,340	7,443
6.75% 8/15/21 (h)		4,210	4,063
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International, Inc.: - continued
7.5% 7/15/21 (h)		$ 1,555	$ 1,551
VPI Escrow Corp. 6.375% 10/15/20 (h)		7,970	7,691
			66,742
TOTAL HEALTH CARE			205,351
INDUSTRIALS - 3.6%
Aerospace & Defense - 0.3%
GenCorp, Inc. 7.125% 3/15/21		1,340	1,394
Huntington Ingalls Industries, Inc.:
5% 12/15/21 (h)		2,700	2,751
5% 11/15/25 (h)		3,965	4,024
KLX, Inc. 5.875% 12/1/22 (h)		11,260	10,697
Triumph Group, Inc. 4.875% 4/1/21		4,990	4,020
			22,886
Airlines - 0.5%
Air Canada:
5.375% 11/15/22 (h)		1,460	1,471
7.75% 4/15/21 (h)		3,800	3,952
Allegiant Travel Co. 5.5% 7/15/19		1,270	1,286
Aviation Capital Group Corp. 4.625% 1/31/18 (h)		3,555	3,626
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		599	619
6.125% 4/29/18		1,720	1,754
7.25% 11/10/19		3,649	4,115
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		7,462	8,594
8.021% 8/10/22		2,474	2,777
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 1/15/22		2,267	2,170
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		1,684	1,877
8.028% 11/1/17		448	485
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		3,904	4,490
Series 2012-2 Class B, 6.75% 12/3/22		1,636	1,730
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru certificates: - continued
Series 2013-1 Class B, 5.375% 5/15/23		$ 2,161	$ 2,161
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		3,354	3,539
			44,646
Building Products - 0.0%
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (h)		1,380	1,415
6.125% 4/1/25 (h)		1,380	1,418
			2,833
Commercial Services & Supplies - 0.5%
ADT Corp. 6.25% 10/15/21		13,075	13,657
APX Group, Inc. 8.75% 12/1/20		7,385	6,000
Cenveo Corp. 6% 8/1/19 (h)		2,480	1,748
Clean Harbors, Inc.:
5.125% 6/1/21		3,050	3,088
5.25% 8/1/20		3,395	3,463
Covanta Holding Corp.:
5.875% 3/1/24		3,120	2,808
7.25% 12/1/20		4,940	5,110
Garda World Security Corp. 7.25% 11/15/21 (h)		1,825	1,570
TMS International Corp. 7.625% 10/15/21 (h)		970	749
			38,193
Construction & Engineering - 0.1%
AECOM Technology Corp.:
5.75% 10/15/22		2,165	2,230
5.875% 10/15/24		1,855	1,892
Cementos Progreso Trust 7.125% 11/6/23 (h)		1,870	1,856
Odebrecht Finance Ltd. 4.375% 4/25/25 (h)		2,420	1,258
			7,236
Electrical Equipment - 0.1%
Sensata Technologies BV:
4.875% 10/15/23 (h)		2,505	2,436
5% 10/1/25 (h)		4,355	4,257
			6,693
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (h)		$ 1,490	$ 1,509
Machinery - 0.1%
Schaeffler Finance BV 4.75% 5/15/21 (h)		4,880	4,904
Terex Corp. 6% 5/15/21		4,755	4,375
			9,279
Marine - 0.0%
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (h)		1,529	765
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (h)		4,035	2,643
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21		530	53
			3,461
Professional Services - 0.1%
Bureau Veritas SA 3.125% 1/21/21 (Reg. S)	EUR	4,800	5,541
Road & Rail - 0.1%
JSC Georgian Railway 7.75% 7/11/22 (h)		1,800	1,822
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (h)		1,870	1,814
			3,636
Trading Companies & Distributors - 1.7%
Aircastle Ltd.:
4.625% 12/15/18		3,405	3,482
5.5% 2/15/22		4,250	4,356
6.25% 12/1/19		5,850	6,289
7.625% 4/15/20		3,750	4,219
Ashtead Capital, Inc. 5.625% 10/1/24 (h)		4,250	4,303
Glencore Finance (Europe) SA:
1.75% 3/17/25 (Reg. S)	EUR	4,000	2,728
3.375% 9/30/20 (Reg. S)	EUR	3,450	3,086
International Lease Finance Corp.:
4.625% 4/15/21		6,645	6,811
5.875% 4/1/19		15,778	16,725
5.875% 8/15/22		18,485	19,687
6.25% 5/15/19		19,100	20,461
8.25% 12/15/20		21,490	25,412
8.625% 1/15/22		22,645	27,400
NES Rentals Holdings, Inc. 7.875% 5/1/18 (h)		1,505	1,370
			146,329
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (h)		$ 5,478	$ 5,766
Autoridad del Canal de Panama 4.95% 7/29/35 (h)		1,890	1,936
			7,702
TOTAL INDUSTRIALS			299,944
INFORMATION TECHNOLOGY - 2.3%
Communications Equipment - 0.5%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (h)		4,579	4,825
8.875% 1/1/20 (h)		2,695	2,857
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (h)		7,155	7,388
Brocade Communications Systems, Inc. 4.625% 1/15/23		3,330	3,164
Lucent Technologies, Inc.:
6.45% 3/15/29		17,025	17,238
6.5% 1/15/28		6,255	6,286
			41,758
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
4.625% 2/15/20		4,785	4,947
5% 2/15/23		2,495	2,529
			7,476
Internet Software & Services - 0.2%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		3,595	3,703
j2 Global, Inc. 8% 8/1/20		3,460	3,616
VeriSign, Inc.:
4.625% 5/1/23		4,375	4,236
5.25% 4/1/25		4,270	4,313
			15,868
IT Services - 0.2%
CDW LLC/CDW Finance Corp. 5% 9/1/23		4,285	4,349
Ceridian HCM Holding, Inc. 11% 3/15/21 (h)		2,360	1,853
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
Everi Payments, Inc. 10% 1/15/22		$ 4,815	$ 4,237
First Data Corp. 5.375% 8/15/23 (h)		6,385	6,417
			16,856
Semiconductors & Semiconductor Equipment - 0.6%
Entegris, Inc. 6% 4/1/22 (h)		1,275	1,291
Micron Technology, Inc.:
5.25% 8/1/23 (h)		1,740	1,562
5.25% 1/15/24 (h)		3,675	3,234
5.5% 2/1/25		12,245	10,653
5.625% 1/15/26 (h)		3,250	2,811
5.875% 2/15/22		2,615	2,543
NXP BV/NXP Funding LLC:
4.625% 6/15/22 (h)		1,935	1,901
5.75% 2/15/21 (h)		5,005	5,205
5.75% 3/15/23 (h)		15,105	15,596
Qorvo, Inc.:
6.75% 12/1/23 (h)		1,370	1,397
7% 12/1/25 (h)		2,925	3,013
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (h)		4,190	4,358
			53,564
Software - 0.6%
Activision Blizzard, Inc.:
5.625% 9/15/21 (h)		18,545	19,426
6.125% 9/15/23 (h)		4,825	5,115
Blue Coat Systems, Inc. 8.375% 6/1/23 (h)		3,790	3,809
BMC Software Finance, Inc. 8.125% 7/15/21 (h)		10,116	6,727
BMC Software, Inc. 7.25% 6/1/18		850	701
Ensemble S Merger Sub, Inc. 9% 9/30/23 (h)		7,070	6,831
Italics Merger Sub, Inc. 7.125% 7/15/23 (h)		2,150	1,946
Nuance Communications, Inc. 5.375% 8/15/20 (h)		2,445	2,448
SS&C Technologies Holdings, Inc. 5.875% 7/15/23 (h)		3,370	3,480
			50,483
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman 4.75% 1/1/25		$ 4,335	$ 3,610
TOTAL INFORMATION TECHNOLOGY			189,615
MATERIALS - 3.3%
Chemicals - 1.3%
Albemarle Corp. U.S. 1.875% 12/8/21 (Reg. S)	EUR	8,900	9,312
Braskem Finance Ltd.:
5.375% 5/2/22 (h)		3,175	2,635
5.75% 4/15/21 (h)		2,020	1,757
6.45% 2/3/24		2,220	1,909
Chemtura Corp. 5.75% 7/15/21		2,355	2,367
Mexichem S.A.B. de CV 4.875% 9/19/22 (h)		2,000	1,990
Momentive Performance Materials, Inc.:
3.88% 10/24/21		44,218	30,510
4.69% 4/24/22		14,170	7,014
Nufarm Australia Ltd. 6.375% 10/15/19 (h)		2,020	2,000
OCP SA 5.625% 4/25/24 (h)		1,270	1,289
Platform Specialty Products Corp.:
6.5% 2/1/22 (h)		3,325	2,876
10.375% 5/1/21 (h)		1,275	1,272
PolyOne Corp. 5.25% 3/15/23		3,085	3,008
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (h)		1,615	1,567
Solvay SA:
1.625% 12/2/22 (Reg. S)	EUR	3,100	3,365
2.75% 12/2/27 (Reg. S)	EUR	4,300	4,703
SPCM SA 2.875% 6/15/23 (Reg. S)	EUR	2,670	2,771
TPC Group, Inc. 8.75% 12/15/20 (h)		7,335	4,768
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (h)		2,450	2,583
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (h)		13,010	13,140
5.625% 10/1/24 (h)		2,840	2,868
			103,704
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Construction Materials - 0.1%
CEMEX Finance LLC:
6% 4/1/24 (h)		$ 1,500	$ 1,286
9.375% 10/12/22 (h)		2,370	2,494
Prince Mineral Holding Corp. 11.5% 12/15/19 (h)		1,685	1,213
Union Andina de Cementos SAA 5.875% 10/30/21 (h)		2,055	1,983
			6,976
Containers & Packaging - 0.8%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (h)(l)		12,835	12,601
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (h)		9,740	9,083
6.25% 1/31/19 (h)		2,410	2,314
6.75% 1/31/21 (h)		4,915	4,718
7% 11/15/20 (h)		530	521
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (h)		5,435	5,374
6% 6/15/17 (h)		2,720	2,632
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (h)		2,060	1,689
Crown Cork & Seal, Inc.:
7.375% 12/15/26		11,295	12,142
7.5% 12/15/96		3,685	3,367
Graphic Packaging International, Inc. 4.75% 4/15/21		1,555	1,586
Sealed Air Corp. 5.25% 4/1/23 (h)		2,540	2,591
Silgan Holdings, Inc. 5% 4/1/20		9,600	9,768
			68,386
Metals & Mining - 1.0%
Aleris International, Inc. 6% 6/1/20 (h)		33	33
Alrosa Finance SA 7.75% 11/3/20 (h)		1,910	2,009
Compania Minera Ares SAC 7.75% 1/23/21 (h)		2,880	2,686
EVRAZ Group SA:
6.5% 4/22/20 (h)		7,845	7,351
9.5% 4/24/18 (Reg. S)		8,915	9,343
Evraz, Inc. NA Canada 7.5% 11/15/19 (h)		3,480	3,254
Ferrexpo Finance PLC:
10.375% 4/7/19 (h)		8,550	4,660
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Ferrexpo Finance PLC: - continued
10.375% 4/7/19 (h)		$ 750	$ 409
FMG Resources (August 2006) Pty Ltd. 9.75% 3/1/22 (h)		3,705	3,390
Gerdau Trade, Inc. 5.75% 1/30/21 (h)		1,495	1,185
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (h)		10,882	8,107
4.875% 10/7/20 (Reg. S)		400	298
GTL Trade Finance, Inc. 5.893% 4/29/24 (h)		3,675	2,609
Metalloinvest Finance Ltd. 5.625% 4/17/20 (h)		4,830	4,643
Metinvest BV:
8.75% 2/14/18 (Reg. S)		1,555	662
10.5% 11/28/17 (h)		11,098	4,939
10.5% 11/28/17 (Reg. S)		187	83
Mirabela Nickel Ltd. 1% 9/10/44 (h)		15	0
New Gold, Inc. 7% 4/15/20 (h)		1,480	1,332
Nord Gold NV 6.375% 5/7/18 (h)		2,425	2,439
Polyus Gold International Ltd.:
5.625% 4/29/20 (h)		8,885	8,507
5.625% 4/29/20 (Reg. S)		500	479
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		1,460	1,124
11.25% 10/15/18		7,091	5,283
Samarco Mineracao SA 5.75% 10/24/23 (h)		2,150	688
Southern Copper Corp. 7.5% 7/27/35		3,875	3,622
Vale Overseas Ltd.:
6.25% 1/11/16		1,750	1,750
6.875% 11/21/36		2,160	1,510
Vedanta Resources PLC 6% 1/31/19 (h)		3,600	2,279
			84,674
Paper & Forest Products - 0.1%
Boise Cascade Co. 6.375% 11/1/20		1,410	1,452
Mercer International, Inc.:
7% 12/1/19		3,105	3,113
7.75% 12/1/22		5,580	5,636
NewPage Corp.:
0% 5/1/12 (d)(l)		1,770	0
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
NewPage Corp.: - continued
11.375% 12/31/14 (d)		$ 4,404	$ 0
Sino-Forest Corp. 6.25% 10/21/17 (d)(h)		5,480	0
			10,201
TOTAL MATERIALS			273,941
TELECOMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 1.6%
Altice Financing SA:
6.5% 1/15/22 (h)		10,799	10,691
6.625% 2/15/23 (h)		8,265	8,162
7.875% 12/15/19 (h)		4,820	5,013
Altice Finco SA:
8.125% 1/15/24 (h)		8,730	8,446
9.875% 12/15/20 (h)		5,655	6,023
Citizens Communications Co.:
7.875% 1/15/27		4,895	4,014
9% 8/15/31		3,655	3,070
Eileme 2 AB 11.625% 1/31/20 (h)		9,395	9,959
FairPoint Communications, Inc. 8.75% 8/15/19 (h)		3,210	3,162
GCI, Inc. 6.875% 4/15/25		4,240	4,335
Level 3 Communications, Inc. 5.75% 12/1/22		4,685	4,790
Level 3 Financing, Inc.:
5.125% 5/1/23 (h)		4,340	4,307
5.375% 5/1/25 (h)		4,340	4,318
Lynx I Corp. 5.375% 4/15/21 (h)		2,898	2,992
Lynx II Corp. 6.375% 4/15/23 (h)		1,820	1,847
Qtel International Finance Ltd. 5% 10/19/25 (h)		2,155	2,325
Sable International Finance Ltd. 6.875% 8/1/22 (h)		14,960	14,436
Sprint Capital Corp.:
6.875% 11/15/28		23,680	16,517
8.75% 3/15/32		10,576	7,932
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (h)		1,880	1,716
U.S. West Communications:
6.875% 9/15/33		2,155	2,068
7.25% 9/15/25		535	569
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
U.S. West Communications: - continued
7.25% 10/15/35		$ 1,455	$ 1,430
UPCB Finance IV Ltd. 5.375% 1/15/25 (h)		4,635	4,368
Virgin Media Finance PLC 4.875% 2/15/22		5,445	4,935
			137,425
Wireless Telecommunication Services - 3.7%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	79,000	4,345
Comcel Trust 6.875% 2/6/24 (h)		2,775	2,137
Digicel Group Ltd.:
6% 4/15/21 (h)		870	733
6.75% 3/1/23 (h)		1,880	1,570
7% 2/15/20 (h)		980	892
7.125% 4/1/22 (h)		23,345	17,509
8.25% 9/30/20 (h)		22,700	18,728
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (Reg. S)		11,200	7,140
7.25% 10/15/20		7,495	6,558
7.5% 4/1/21		7,635	6,642
Millicom International Cellular SA:
4.75% 5/22/20 (h)		4,710	4,215
6% 3/15/25 (h)		7,780	6,613
6.625% 10/15/21 (h)		7,540	6,965
MTS International Funding Ltd. 8.625% 6/22/20 (h)		9,015	9,935
Neptune Finco Corp.:
6.625% 10/15/25 (h)		8,175	8,502
10.125% 1/15/23 (h)		8,455	8,814
10.875% 10/15/25 (h)		20,060	21,013
Sprint Communications, Inc. 6% 11/15/22		5,615	3,959
Sprint Corp.:
7.125% 6/15/24		19,540	14,093
7.625% 2/15/25		10,885	7,946
7.875% 9/15/23		10,870	8,163
T-Mobile U.S.A., Inc.:
6% 3/1/23		7,490	7,584
6.125% 1/15/22		7,790	8,004
6.25% 4/1/21		15,470	15,934
6.375% 3/1/25		33,465	33,800
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
T-Mobile U.S.A., Inc.: - continued
6.5% 1/15/24		$ 20,640	$ 21,053
6.625% 4/1/23		20,286	20,692
6.633% 4/28/21		7,440	7,719
6.731% 4/28/22		4,835	5,040
6.836% 4/28/23		5,580	5,775
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		1,630	1,589
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		2,150	2,322
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (h)		13,415	13,714
VimpelCom Holdings BV:
9% 2/13/18 (h)	RUB	60,220	781
9% 2/13/18 (Reg S.)	RUB	180,035	2,335
			312,814
TOTAL TELECOMMUNICATION SERVICES			450,239
UTILITIES - 1.7%
Electric Utilities - 0.1%
Hrvatska Elektroprivreda 5.875% 10/23/22 (h)		755	763
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		1,350	1,592
Lamar Funding Ltd. 3.958% 5/7/25 (h)		1,875	1,666
RJS Power Holdings LLC 5.125% 7/15/19 (h)		4,245	3,184
			7,205
Gas Utilities - 0.1%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		507	516
Southern Natural Gas Co.:
7.35% 2/15/31		6,645	6,100
8% 3/1/32		3,400	3,339
			9,955
Independent Power and Renewable Electricity Producers - 1.5%
Dynegy, Inc.:
7.375% 11/1/22		3,460	3,010
7.625% 11/1/24		5,310	4,539
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power and Renewable Electricity Producers - continued
Energy Future Holdings Corp.:
10.875% 11/1/17 (d)		$ 10,985	$ 10,765
11.25% 11/1/17 pay-in-kind (d)(l)		8,822	8,646
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (d)		24,490	25,898
12.25% 3/1/22 (d)(h)		22,732	24,209
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		1,815	1,860
PPL Energy Supply LLC 6.5% 6/1/25 (h)		3,425	2,261
TerraForm Power Operating LLC:
5.875% 2/1/23 (h)		2,680	2,218
6.125% 6/15/25 (h)		1,345	1,083
The AES Corp.:
4.875% 5/15/23		5,485	4,799
5.5% 3/15/24		2,635	2,352
TXU Corp.:
5.55% 11/15/14 (d)		1,864	1,528
6.5% 11/15/24 (d)		15,240	12,497
6.55% 11/15/34 (d)		29,755	24,399
			130,064
TOTAL UTILITIES			147,224
TOTAL NONCONVERTIBLE BONDS			3,704,499
TOTAL CORPORATE BONDS (Cost $3,910,830)			3,705,115
U.S. Government and Government Agency Obligations - 13.9%

U.S. Government Agency Obligations - 0.4%
Federal Home Loan Bank 1% 6/21/17		8,670	8,666
Tennessee Valley Authority:
1.75% 10/15/18		15,059	15,213
4.25% 9/15/65		9,229	9,043
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency Obligations - continued
Tennessee Valley Authority: - continued
5.25% 9/15/39		$ 1,138	$ 1,376
5.375% 4/1/56		3,247	3,879
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			38,177
U.S. Treasury Inflation-Protected Obligations - 0.4%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		23,644	20,582
1.375% 2/15/44		12,298	12,493
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			33,075
U.S. Treasury Obligations - 12.3%
U.S. Treasury Bonds:
2.875% 8/15/45		10,913	10,578
3% 11/15/45		2,500	2,488
3.375% 5/15/44		5,044	5,403
3.625% 2/15/44		66,001	74,104
4.25% 5/15/39		20,000	24,661
5.25% 2/15/29		14,703	19,264
5.375% 2/15/31 (j)(k)		16,479	22,343
6.125% 8/15/29 (j)		9,280	13,172
7.5% 11/15/24		5,690	8,115
7.875% 2/15/21		6,800	8,810
8.125% 5/15/21		9,286	12,251
U.S. Treasury Notes:
0.5% 7/31/17		4,952	4,915
0.75% 4/15/18		5,653	5,599
0.875% 8/15/17		24,906	24,852
0.875% 11/30/17 (g)		25,344	25,273
0.875% 1/31/18		8,149	8,109
0.875% 7/31/19		34,096	33,330
1% 5/31/18		27,497	27,359
1.125% 6/15/18		14,708	14,675
1.25% 12/15/18		14,666	14,637
1.375% 2/28/19		41,776	41,755
1.375% 3/31/20		4,936	4,876
1.375% 4/30/20		68,784	67,909
1.5% 12/31/18		3,624	3,641
1.5% 1/31/19		18,339	18,406
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.5% 1/31/22		$ 25,140	$ 24,442
1.625% 4/30/19		37,973	38,201
1.625% 6/30/19		39,152	39,335
1.625% 12/31/19		10,776	10,779
1.625% 6/30/20		6,769	6,743
1.625% 11/30/20		19,291	19,182
1.75% 9/30/19		39,910	40,188
1.75% 12/31/20		6,000	5,995
1.75% 3/31/22		3,760	3,703
1.875% 8/31/17		7,700	7,807
1.875% 9/30/17		5,400	5,477
1.875% 10/31/17		82,864	84,080
2% 5/31/21		24,000	24,169
2% 11/30/22		74,048	73,644
2% 8/15/25		23,875	23,278
2.125% 6/30/21		11,000	11,141
2.125% 12/31/22		5,000	5,010
2.25% 3/31/21		34,137	34,841
2.25% 4/30/21		45,402	46,317
2.25% 11/15/24		6,266	6,262
2.25% 11/15/25		4,000	3,991
2.375% 8/15/24		1,552	1,568
3.5% 2/15/18		18,226	19,143
TOTAL U.S. TREASURY OBLIGATIONS			1,031,821
Other Government Related - 0.8%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.637% 12/7/20 (NCUA Guaranteed) (l)		1,784	1,779
Series 2011-R1 Class 1A, 0.7186% 1/8/20 (NCUA Guaranteed) (l)		3,969	3,979
Series 2011-R4 Class 1A, 0.6486% 3/6/20 (NCUA Guaranteed) (l)		1,271	1,272
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Other Government Related - continued
National Credit Union Administration Guaranteed Notes Master Trust:
2.35% 6/12/17 (NCUA Guaranteed)		$ 31,000	$ 31,686
3.45% 6/12/21 (NCUA Guaranteed)		25,300	27,434
TOTAL OTHER GOVERNMENT RELATED			66,150
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,156,603)			1,169,223
U.S. Government Agency - Mortgage Securities - 1.0%

Fannie Mae - 0.5%
1.99% 11/1/35 (l)		350	364
2.026% 9/1/33 (l)		409	425
2.115% 10/1/35 (l)		23	24
2.19% 3/1/37 (l)		25	27
2.204% 1/1/35 (l)		193	202
2.215% 2/1/36 (l)		11	12
2.278% 6/1/47 (l)		143	151
2.29% 11/1/33 (l)		50	52
2.302% 6/1/36 (l)		45	48
2.351% 7/1/35 (l)		153	161
2.358% 3/1/33 (l)		93	98
2.372% 2/1/37 (l)		452	479
2.393% 9/1/36 (l)		77	80
2.419% 11/1/36 (l)		36	38
2.51% 4/1/36 (l)		270	286
2.525% 5/1/36 (l)		38	40
2.557% 6/1/42 (l)		312	319
2.686% 2/1/42 (l)		1,811	1,871
2.759% 1/1/42 (l)		1,614	1,673
2.903% 8/1/35 (l)		471	500
2.951% 11/1/40 (l)		192	199
2.98% 9/1/41 (l)		221	230
2.991% 10/1/41 (l)		90	94
3.242% 7/1/41 (l)		352	370
3.347% 10/1/41 (l)		182	190
3.5% 1/1/26 to 9/1/26		84	88
3.553% 7/1/41 (l)		413	434
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (e)	Value (000s)
Fannie Mae - continued
4.5% 7/1/33 to 4/1/39		$ 19,301	$ 20,975
5% 5/1/22 to 7/1/35		4,429	4,881
5.5% 10/1/20 to 1/1/29		3,222	3,493
6% 6/1/16 to 10/1/16		5	5
6.5% 6/1/16 to 8/1/36		4,410	5,083
7.5% 1/1/28		29	34
TOTAL FANNIE MAE			42,926
Freddie Mac - 0.1%
1.825% 3/1/37 (l)		17	18
1.925% 3/1/35 (l)		112	116
1.985% 1/1/36 (l)		86	90
2.034% 2/1/37 (l)		52	54
2.095% 8/1/37 (l)		77	81
2.114% 1/1/37 (l)		269	281
2.175% 6/1/37 (l)		30	31
2.246% 5/1/37 (l)		77	81
2.275% 6/1/33 (l)		228	239
2.333% 4/1/37 (l)		90	95
2.35% 7/1/35 (l)		152	159
2.364% 10/1/42 (l)		1,834	1,944
2.403% 10/1/36 (l)		304	319
2.415% 6/1/37 (l)		253	269
2.426% 10/1/35 (l)		133	140
2.436% 5/1/37 (l)		70	74
2.483% 5/1/37 (l)		820	869
2.507% 6/1/37 (l)		52	55
2.51% 5/1/37 (l)		332	352
2.511% 2/1/36 (l)		5	6
2.595% 4/1/37 (l)		9	9
2.615% 9/1/35 (l)		62	65
2.795% 7/1/36 (l)		76	81
2.798% 7/1/35 (l)		199	211
3.078% 9/1/41 (l)		1,971	2,044
3.211% 9/1/41 (l)		231	241
3.226% 4/1/41 (l)		236	246
3.239% 10/1/35 (l)		43	46
3.298% 6/1/41 (l)		262	275
3.451% 5/1/41 (l)		197	205
3.618% 6/1/41 (l)		373	393
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (e)	Value (000s)
Freddie Mac - continued
3.704% 5/1/41 (l)		$ 309	$ 326
6% 1/1/24		1,147	1,250
6.5% 2/1/16 to 3/1/22		415	449
8.5% 3/1/20		0	0
TOTAL FREDDIE MAC			11,114
Ginnie Mae - 0.4%
4.3% 8/20/61 (q)		3,068	3,186
4.649% 2/20/62 (q)		2,166	2,290
4.682% 2/20/62 (q)		2,825	2,976
4.684% 1/20/62 (q)		13,239	13,933
5.47% 8/20/59 (q)		991	1,014
5.5% 11/15/35		1,715	1,925
5.612% 4/20/58 (q)		408	412
6% 6/15/36		3,506	4,032
7% 9/15/25 to 8/15/31		22	25
7.5% 2/15/22 to 8/15/28		42	49
8% 12/15/26		0	0
TOTAL GINNIE MAE			29,842
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $83,160)			83,882
Collateralized Mortgage Obligations - 3.7%

U.S. Government Agency - 3.7%
Fannie Mae:
floater Series 2010-15 Class FJ, 1.3516% 6/25/36 (l)		4,062	4,137
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		5	5
Series 2003-70 Class BJ, 5% 7/25/33		420	463
Series 2005-19 Class PA, 5.5% 7/25/34		1,348	1,440
Series 2005-27 Class NE, 5.5% 5/25/34		1,157	1,189
Series 2005-64 Class PX, 5.5% 6/25/35		1,340	1,455
Series 2005-68 Class CZ, 5.5% 8/25/35		3,551	3,945
Series 2010-118 Class PB, 4.5% 10/25/40		3,310	3,507
Series 2015-54 Class GA, 2.5% 7/25/45		5,304	5,347
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		27	28
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23		$ 881	$ 958
Series 2004-91 Class Z, 5% 12/25/34		3,762	4,151
Series 2005-117 Class JN, 4.5% 1/25/36		808	869
Series 2005-14 Class ZB, 5% 3/25/35		1,388	1,531
Series 2006-72 Class CY, 6% 8/25/26		1,187	1,299
Series 2009-59 Class HB, 5% 8/25/39		1,944	2,145
Series 2009-85 Class IB, 4.5% 8/25/24 (n)		237	18
Series 2009-93 Class IC, 4.5% 9/25/24 (n)		358	26
Series 2010-139 Class NI, 4.5% 2/25/40 (n)		2,400	319
Series 2010-39 Class FG, 1.3416% 3/25/36 (l)		2,616	2,681
Series 2010-97 Class CI, 4.5% 8/25/25 (n)		779	56
Series 2011-67 Class AI, 4% 7/25/26 (n)		692	75
Series 2012-27 Class EZ, 4.25% 3/25/42		3,646	4,026
Freddie Mac:
floater:
Series 2630 Class FL, 0.8305% 6/15/18 (l)		9	9
Series 2711 Class FC, 1.2305% 2/15/33 (l)		1,494	1,519
floater planned amortization class Series 2770 Class FH, 0.7305% 3/15/34 (l)		1,663	1,675
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		53	57
Series 2376 Class JE, 5.5% 11/15/16		17	17
Series 2381 Class OG, 5.5% 11/15/16		7	7
Series 2425 Class JH, 6% 3/15/17		28	29
Series 2996 Class MK, 5.5% 6/15/35		138	153
Series 3415 Class PC, 5% 12/15/37		636	680
Series 3763 Class QA, 4% 4/15/34		1,369	1,405
Series 3840 Class VA, 4.5% 9/15/27		1,824	1,939
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		1,728	1,755
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		6,344	7,076
Series 2303 Class ZV, 6% 4/15/31		135	147
Series 2877 Class ZD, 5% 10/15/34		4,493	4,946
Series 3745 Class KV, 4.5% 12/15/26		3,250	3,529
Series 3843 Class PZ, 5% 4/15/41		1,061	1,239
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.7068% 7/20/37 (l)		840	846
Series 2008-2 Class FD, 0.6868% 1/20/38 (l)		210	211
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2008-73 Class FA, 1.0668% 8/20/38 (l)		$ 1,306	$ 1,333
Series 2008-83 Class FB, 1.1068% 9/20/38 (l)		1,259	1,286
Series 2009-108 Class CF, 0.9445% 11/16/39 (l)		1,021	1,031
Series 2009-116 Class KF, 0.8745% 12/16/39 (l)		794	801
Series 2010-H17 Class FA, 0.5235% 7/20/60 (l)(q)		4,577	4,520
Series 2010-H18 Class AF, 0.4947% 9/20/60 (l)(q)		5,465	5,386
Series 2010-H19 Class FG, 0.4947% 8/20/60 (l)(q)		6,521	6,435
Series 2010-H27 Series FA, 0.5747% 12/20/60 (l)(q)		2,077	2,050
Series 2011-H05 Class FA, 0.6947% 12/20/60 (l)(q)		3,518	3,496
Series 2011-H07 Class FA, 0.692% 2/20/61 (l)(q)		6,706	6,676
Series 2011-H12 Class FA, 0.682% 2/20/61 (l)(q)		8,259	8,178
Series 2011-H13 Class FA, 0.6947% 4/20/61 (l)(q)		3,137	3,116
Series 2011-H14:
Class FB, 0.6947% 5/20/61 (l)(q)		3,634	3,610
Class FC, 0.6947% 5/20/61 (l)(q)		3,354	3,335
Series 2011-H17 Class FA, 0.7247% 6/20/61 (l)(q)		4,430	4,395
Series 2011-H21 Class FA, 0.7947% 10/20/61 (l)(q)		4,840	4,830
Series 2012-H01 Class FA, 0.8947% 11/20/61 (l)(q)		4,103	4,102
Series 2012-H03 Class FA, 0.8947% 1/20/62 (l)(q)		2,629	2,635
Series 2012-H06 Class FA, 0.8247% 1/20/62 (l)(q)		3,975	3,973
Series 2012-H07 Class FA, 0.8247% 3/20/62 (l)(q)		2,462	2,459
Series 2013-H19:
Class FC, 0.7947% 8/20/63 (l)(q)		551	550
Class FD, 0.7947% 8/20/63 (l)(q)		1,538	1,534
Series 2015-H13 Class FL, 0.472% 5/20/63 (l)(q)		17,887	17,843
Series 2015-H19 Class FA, 0.392% 4/20/63 (l)(q)		17,095	17,031
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		86	87
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (n)		1,592	216
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40		4,910	5,356
Series 2014-H12 Class KA, 2.75% 5/20/64 (q)		2,844	2,895
Series 2010-H15 Class TP, 5.15% 8/20/60 (q)		10,568	11,212
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2010-H17 Class XP, 5.3015% 7/20/60 (l)(q)		$ 14,059	$ 14,876
Series 2010-H18 Class PL, 5.01% 9/20/60 (l)(q)		10,616	11,259
Series 2012-64 Class KB, 7.0242% 5/20/41 (l)		534	629
Series 2013-124:
Class ES, 8.391% 4/20/39 (l)(o)		4,219	4,643
Class ST, 8.5243% 8/20/39 (l)(o)		7,926	9,170
Series 2015-H17 Class HA, 2.5% 5/20/65 (q)		9,928	10,049
Series 2015-H21:
Class HA, 2.5% 6/20/63 (q)		30,308	30,674
Class JA, 2.5% 6/20/65 (q)		2,863	2,897
Series 2015-H30 Class HA, 1.75% 9/20/62 (l)(q)		19,711	19,497
Series 2090-118 Class XZ, 5% 12/20/39		5,128	5,997
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $306,804)			306,971
Commercial Mortgage Securities - 1.8%

Freddie Mac:
pass-thru certificates floater Series KF01 Class A, 0.542% 4/25/19 (l)		62	62
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		2,480	2,680
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		14,020	15,098
Series K009 Class A2, 3.808% 8/25/20		20,970	22,452
Series K027 Class A2, 2.637% 1/25/23		2,736	2,731
Series K029 Class A2, 3.32% 2/25/23 (l)		1,343	1,401
Series K034 Class A1, 2.669% 2/25/23		8,885	9,085
Series K717 Class A2, 2.991% 9/25/21		8,618	8,845
Series K039 Class A2, 3.303% 7/25/24		16,000	16,451
Series K042 Class A2, 2.67% 12/25/24		13,200	12,982
Series K501 Class A2, 1.655% 11/25/16		5,206	5,217
Series K714 Class A2, 3.034% 10/25/20		14,000	14,474
Series K716 Class A2, 3.13% 6/25/21		10,900	11,275
Series K720 Class A2, 2.716% 6/25/22		5,706	5,740
Commercial Mortgage Securities - continued
		Principal Amount (000s) (e)	Value (000s)
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series K718 Class A2, 2.791% 1/25/22		$ 13,947	$ 14,139
Series K044 Class A2, 2.811% 1/25/25		12,200	12,012
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $155,835)			154,644
Foreign Government and Government Agency Obligations - 15.4%

Argentine Republic:
7% 4/17/17		59,755	60,449
8.28% 12/31/33 (d)		4,220	4,853
8.75% 6/2/17 (d)		7,725	8,826
Australian Commonwealth:
3.25% 4/21/25 (Reg. S)	AUD	18,475	13,926
4.25% 7/21/17	AUD	34,850	26,247
4.25% 4/21/26	AUD	20,000	16,328
Azerbaijan Republic 4.75% 3/18/24 (h)		1,390	1,297
Banco Central del Uruguay:
value recovery A rights 1/2/21 (a)(p)		500,000	0
value recovery B rights 1/2/21 (a)(p)		750,000	0
Belarus Republic 8.95% 1/26/18		12,800	13,085
Brazilian Federative Republic:
4.25% 1/7/25		5,490	4,419
5.625% 1/7/41		10,315	7,478
7.125% 1/20/37		12,155	10,484
8.25% 1/20/34		15,480	14,900
Buenos Aires Province:
9.375% 9/14/18 (h)		3,975	4,055
9.95% 6/9/21 (h)		2,335	2,385
10.875% 1/26/21 (Reg. S)		13,561	14,307
Buoni del Tesoro Poliennali:
1.05% 12/1/19	EUR	16,150	17,981
1.25% 9/15/32 (h)	EUR	10,000	11,234
1.45% 9/15/22	EUR	17,250	19,241
1.65% 3/1/32	EUR	2,750	2,839
2.5% 12/1/24	EUR	16,250	19,179
4.5% 3/1/24	EUR	18,650	25,178
Canadian Government:
1.5% 2/1/17	CAD	40,350	29,482
1.5% 3/1/20	CAD	25,000	18,704
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Canadian Government: - continued
1.5% 6/1/26	CAD	$ 21,800	$ 15,708
3.5% 12/1/45	CAD	9,200	8,625
Central Bank of Nigeria warrants 11/15/20 (a)(p)		6,250	302
City of Buenos Aires:
8.95% 2/19/21 (h)		4,385	4,626
9.95% 3/1/17 (h)		2,370	2,456
Colombian Republic:
4.375% 3/21/23	COP	23,694,000	6,225
5% 6/15/45		1,425	1,190
5.625% 2/26/44		1,425	1,300
7.375% 9/18/37		1,800	1,985
10.375% 1/28/33		7,000	9,870
Congo Republic 4% 6/30/29 (f)		14,223	11,165
Costa Rican Republic:
4.25% 1/26/23 (h)		1,510	1,321
5.625% 4/30/43 (h)		640	456
7% 4/4/44 (h)		4,285	3,573
7.158% 3/12/45 (h)		300	251
Croatia Republic:
5.5% 4/4/23 (h)		1,350	1,371
6% 1/26/24 (h)		1,300	1,354
6.375% 3/24/21 (h)		1,795	1,906
6.625% 7/14/20 (h)		1,155	1,238
6.75% 11/5/19 (h)		1,110	1,189
Danish Kingdom 1.75% 11/15/25	DKK	72,000	11,270
Democratic Socialist Republic of Sri Lanka:
6% 1/14/19 (h)		685	671
6.25% 10/4/20 (h)		3,105	2,993
6.25% 7/27/21 (h)		1,190	1,131
Dominican Republic:
1.4674% 8/30/24 (l)		10,233	10,016
5.5% 1/27/25 (h)		1,685	1,622
6.85% 1/27/45 (h)		4,430	4,175
7.45% 4/30/44 (h)		5,725	5,768
7.5% 5/6/21 (h)		3,790	4,065
El Salvador Republic 7.625% 2/1/41 (h)		770	645
Georgia Republic 6.875% 4/12/21 (h)		1,400	1,447
German Federal Republic:
0.25% 10/16/20	EUR	250	275
0.5% 2/15/25	EUR	450	486
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
German Federal Republic: - continued
2% 8/15/23	EUR	$ 600	$ 735
2.5% 8/15/46	EUR	12,525	16,978
Hong Kong Government SAR 1.32% 12/23/19	HKD	21,000	2,748
Hungarian Republic:
5.375% 3/25/24		2,142	2,345
5.75% 11/22/23		3,476	3,889
7.625% 3/29/41		3,201	4,331
Indonesian Republic:
3.375% 4/15/23 (h)		2,040	1,896
4.75% 1/8/26 (h)		2,120	2,094
5.25% 1/17/42 (h)		1,985	1,792
5.375% 10/17/23		1,850	1,923
5.95% 1/8/46 (h)		2,075	2,043
6.625% 2/17/37 (h)		3,695	3,872
6.75% 1/15/44 (h)		1,725	1,849
7.75% 1/17/38 (h)		7,525	8,803
8.5% 10/12/35 (Reg. S)		6,195	7,705
Irish Republic:
2% 2/18/45 (Reg.S)	EUR	5,850	6,096
2.4% 5/15/30 (Reg. S)	EUR	9,650	11,450
Islamic Republic of Pakistan:
7.125% 3/31/16 (h)		9,605	9,618
7.25% 4/15/19 (h)		7,240	7,374
8.25% 4/15/24 (h)		1,500	1,538
8.25% 9/30/25 (h)		2,145	2,180
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		28,730	34,431
5.5% 12/4/23		12,385	14,903
Italian Republic 4.75% 9/1/44	EUR	5,700	8,749
Ivory Coast 5.75% 12/31/32		7,875	7,000
Japan Government:
0.1% 2/15/16	JPY	2,600,000	21,635
0.1% 3/15/16	JPY	2,500,000	20,805
0.1% 8/15/16	JPY	490,000	4,080
0.1% 12/15/16	JPY	1,796,000	14,962
0.3% 6/20/16	JPY	777,000	6,474
0.9% 6/20/22	JPY	5,502,800	48,289
1.5% 12/20/44	JPY	2,215,000	19,480
1.9% 9/20/30	JPY	8,235,000	81,137
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Jordanian Kingdom:
2.503% 10/30/20		$ 25,601	$ 26,250
3% 6/30/25		8,712	8,962
Kazakhstan Republic:
5.125% 7/21/25 (h)		2,350	2,316
6.5% 7/21/45 (h)		2,120	2,084
Kingdom of Norway 3.75% 5/25/21	NOK	36,000	4,645
Lebanese Republic:
4% 12/31/17		6,214	6,130
5.45% 11/28/19		1,430	1,404
New Zealand Government 6% 5/15/21	NZD	8,000	6,274
Panamanian Republic:
6.7% 1/26/36		995	1,182
8.875% 9/30/27		500	691
9.375% 4/1/29		875	1,260
Peruvian Republic 4% 3/7/27 (f)		5,671	5,671
Philippine Republic:
7.75% 1/14/31		1,810	2,543
9.5% 2/2/30		2,075	3,268
Provincia de Cordoba 12.375% 8/17/17 (h)		6,605	6,836
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		4,083	3,931
Republic of Armenia:
6% 9/30/20 (h)		5,671	5,499
7.15% 3/26/25 (h)		3,580	3,459
Republic of Iraq 5.8% 1/15/28 (Reg. S)		12,320	8,292
Republic of Nigeria 5.125% 7/12/18 (h)		3,000	2,858
Republic of Serbia:
6.75% 11/1/24 (h)		7,721	7,856
7.25% 9/28/21 (h)		2,500	2,826
Republic of Singapore 3.25% 9/1/20	SGD	25,500	19,027
Romanian Republic:
4.375% 8/22/23 (h)		2,120	2,207
6.125% 1/22/44 (h)		1,620	1,895
Russian Federation:
4.875% 9/16/23 (h)		3,920	3,983
5% 4/29/20 (h)		2,125	2,193
5.625% 4/4/42 (h)		3,200	3,027
5.875% 9/16/43 (h)		6,000	5,836
12.75% 6/24/28 (Reg. S)		19,485	30,799
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Spanish Kingdom:
1.15% 7/30/20	EUR	$ 26,800	$ 29,737
2.75% 10/31/24 (Reg. S)	EUR	17,550	20,809
5.15% 10/31/44	EUR	2,500	3,848
Sweden Kingdom 3.5% 6/1/22	SEK	135,350	18,934
Switzerland Confederation 4.25% 6/5/17	CHF	23,900	25,556
Turkish Republic:
4.875% 4/16/43		2,135	1,879
5.125% 3/25/22		1,195	1,226
5.625% 3/30/21		4,015	4,245
6.25% 9/26/22		2,890	3,137
6.75% 4/3/18		1,820	1,958
6.75% 5/30/40		3,520	3,912
6.875% 3/17/36		3,790	4,244
7% 3/11/19		2,345	2,565
7.25% 3/5/38		2,605	3,052
7.375% 2/5/25		2,835	3,310
7.5% 11/7/19		5,455	6,117
8% 2/14/34		2,075	2,594
11.875% 1/15/30		3,695	6,055
Ukraine Government:
0% 5/31/40 (h)(l)		2,209	873
7.75% 9/1/19 (h)		246	228
7.75% 9/1/20 (h)		1,142	1,051
7.75% 9/1/21 (h)		1,089	989
7.75% 9/1/22 (h)		1,089	986
7.75% 9/1/23 (h)		1,089	969
7.75% 9/1/24 (h)		1,089	964
7.75% 9/1/25 (h)		1,089	958
7.75% 9/1/26 (h)		1,089	948
7.75% 9/1/27 (h)		1,089	947
United Kingdom, Great Britain and Northern Ireland:
2% 9/7/25(Reg. S)	GBP	8,250	12,227
3.5% 7/22/68	GBP	10,000	19,061
4.25% 3/7/36	GBP	5,300	9,858
United Mexican States:
4% 10/2/23		3,410	3,454
4.6% 1/23/46		1,820	1,611
4.75% 3/8/44		1,451	1,322
5.55% 1/21/45		2,180	2,235
6.05% 1/11/40		1,804	1,975
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
United Mexican States: - continued
6.5% 6/10/21	MXN	$ 63,325	$ 3,801
United Republic of Tanzania 6.5375% 3/9/20 (l)		625	589
Uruguay Republic 7.875% 1/15/33 pay-in-kind		3,100	3,859
Venezuelan Republic:
oil recovery rights 4/15/20 (p)		97,601	634
5.75% 2/26/16 (Reg S.)		24,510	21,998
9.25% 9/15/27		3,245	1,330
11.75% 10/21/26 (Reg. S)		3,025	1,346
11.95% 8/5/31 (Reg. S)		12,055	5,334
12.75% 8/23/22		4,210	1,884
Vietnamese Socialist Republic:
1.3725% 3/12/16 (l)		647	640
4% 3/12/28 (f)		13,892	13,544
4.8% 11/19/24 (h)		590	567
6.75% 1/29/20 (h)		2,545	2,789
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,320,340)			1,296,109
Supranational Obligations - 0.0%

European Bank for Reconstruction & Development 6% 3/3/16 (Cost $1,483)	INR	95,000	1,434
Common Stocks - 5.0%
	Shares
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.3%
Chassix Holdings, Inc.	302,830	8,609
Chassix Holdings, Inc. warrants (a)	16,209	33
Delphi Automotive PLC	73,500	6,301
Exide Technologies	3,795	0
Exide Technologies	12,652	0
Lear Corp.	33,400	4,103
Tenneco, Inc. (a)	117,300	5,385
		24,431
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Automobiles - 0.0%
General Motors Co.	4,305	$ 146
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(t)	32,078	398
Hotels, Restaurants & Leisure - 0.3%
Extended Stay America, Inc. unit	534,200	8,494
Fiesta Restaurant Group, Inc. (a)	97,500	3,276
Station Holdco LLC (a)(r)(t)	4,989,172	17,362
Station Holdco LLC (a)(s)(t)	37,963	132
Station Holdco LLC:
unit (a)(s)(t)	57,186	32
warrants 6/15/18 (a)(r)(t)	198,954	111
		29,407
Household Durables - 0.3%
CalAtlantic Group, Inc.	155,500	5,897
Harman International Industries, Inc.	84,800	7,989
Lennar Corp. Class A	210,400	10,291
Taylor Morrison Home Corp. (a)	323,500	5,176
		29,353
Media - 0.4%
AMC Networks, Inc. Class A (a)	133,400	9,962
Naspers Ltd. Class N	73,600	10,060
Sinclair Broadcast Group, Inc. Class A	387,900	12,622
		32,644
Specialty Retail - 0.1%
Office Depot, Inc. (a)	1,210,500	6,827
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp. (a)(g)	67,000	3,162
Michael Kors Holdings Ltd. (a)	72,900	2,920
		6,082
TOTAL CONSUMER DISCRETIONARY		129,288
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Ovation Acquisition I LLC (t)	1,446,490	14
Food Products - 0.0%
Reddy Ice Holdings, Inc. (a)	142,776	71
TOTAL CONSUMER STAPLES		85
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Hornbeck Offshore Services, Inc. (a)	108,700	$ 1,080
Oil, Gas & Consumable Fuels - 0.0%
Crestwood Equity Partners LP	60,500	1,257
Southwestern Energy Co. (a)(g)	140,900	1,002
		2,259
TOTAL ENERGY		3,339
FINANCIALS - 0.2%
Capital Markets - 0.1%
Penson Worldwide, Inc. Class A (a)	3,883,237	0
The Blackstone Group LP	178,200	5,211
Consumer Finance - 0.1%
OneMain Holdings, Inc. (a)	206,600	8,582
TOTAL FINANCIALS		13,793
HEALTH CARE - 1.0%
Biotechnology - 0.4%
Biogen, Inc. (a)	37,700	11,549
Celgene Corp. (a)	97,100	11,629
Gilead Sciences, Inc.	121,400	12,284
		35,462
Health Care Providers & Services - 0.2%
HCA Holdings, Inc. (a)	206,800	13,986
Rotech Healthcare, Inc. (a)	68,276	2,170
		16,156
Pharmaceuticals - 0.4%
Allergan PLC (a)	58,800	18,375
Endo Health Solutions, Inc. (a)	113,300	6,936
Teva Pharmaceutical Industries Ltd. sponsored ADR	80,100	5,258
		30,569
TOTAL HEALTH CARE		82,187
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 0.5%
Airlines - 0.1%
Air Canada (a)	806,200	$ 5,949
Delta Air Lines, Inc.	78,000	3,954
		9,903
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. (a)(t)	9,383,257	563
Marine - 0.0%
U.S. Shipping Partners Corp. (a)	12,063	2
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	112,939	0
		2
Road & Rail - 0.0%
Avis Budget Group, Inc. (a)	75,700	2,747
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	123,200	4,125
HD Supply Holdings, Inc. (a)	281,900	8,465
Penhall Acquisition Co.:
Class A (a)	6,088	482
Class B (a)	2,029	161
United Rentals, Inc. (a)	156,200	11,331
		24,564
Transportation Infrastructure - 0.1%
DeepOcean Group Holding BV (a)(h)	406,682	3,659
TOTAL INDUSTRIALS		41,438
INFORMATION TECHNOLOGY - 1.5%
Electronic Equipment & Components - 0.1%
CDW Corp.	221,500	9,312
Internet Software & Services - 0.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	245,200	19,927
Alphabet, Inc. Class A (a)	16,900	13,148
Baidu.com, Inc. sponsored ADR (a)	27,100	5,123
Facebook, Inc. Class A (a)	78,700	8,237
		46,435
IT Services - 0.1%
MasterCard, Inc. Class A	64,900	6,319
PayPal Holdings, Inc. (a)	140,000	5,068
		11,387
Semiconductors & Semiconductor Equipment - 0.6%
Avago Technologies Ltd.	95,500	13,862
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cypress Semiconductor Corp.	5,171	$ 51
MagnaChip Semiconductor Corp. (a)(g)	49,030	259
NXP Semiconductors NV (a)	91,704	7,726
Qorvo, Inc. (a)	255,027	12,981
Skyworks Solutions, Inc.	210,900	16,203
		51,082
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.	81,200	8,547
TOTAL INFORMATION TECHNOLOGY		126,763
MATERIALS - 0.2%
Chemicals - 0.1%
LyondellBasell Industries NV Class A	41,300	3,589
Containers & Packaging - 0.1%
WestRock Co.	210,588	9,607
Metals & Mining - 0.0%
Aleris International, Inc. (a)(t)	38,307	411
Mirabela Nickel Ltd. (a)	2,473,165	150
		561
TOTAL MATERIALS		13,757
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	272,900	10,676
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	265
TOTAL COMMON STOCKS (Cost $447,773)		421,591
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (a)	57,438	483
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Allergan PLC 5.50%	8,700	$ 8,963
TOTAL CONVERTIBLE PREFERRED STOCKS		9,446
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Capital Markets - 0.1%
Goldman Sachs Group, Inc. Series K 6.375%	218,984	6,086
TOTAL PREFERRED STOCKS (Cost $14,585)		15,532
Bank Loan Obligations - 1.7%
		Principal Amount (000s) (e)
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.1%
Chassix, Inc. term loan 12% 7/29/19		$ 3,815	3,777
Diversified Consumer Services - 0.1%
KC Mergersub, Inc.:
Tranche 1LN, term loan 6% 8/13/22 (l)		4,883	4,761
Tranche L 2LN, term loan 10.25% 8/13/23 (l)		1,810	1,774
			6,535
Hotels, Restaurants & Leisure - 0.1%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (l)		1,199	1,049
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (l)		7,372	7,351
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (l)		2,585	2,546
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (l)		371	370
			11,316
Bank Loan Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.0%
Livent, Inc.:
Tranche A, term loan 18% 1/15/49 pay-in-kind (a)	CAD	$ 8	$ 6
Tranche B, term loan 18% 1/15/49 pay-in-kind (a)	CAD	5	3
			9
TOTAL CONSUMER DISCRETIONARY			21,637
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (l)		2,865	2,879
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (l)		7,372	7,323
TOTAL CONSUMER STAPLES			10,202
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (l)		3,158	3,142
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (l)		1,736	1,695
			4,837
FINANCIALS - 0.0%
Real Estate Management & Development - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (l)		260	256
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (l)		1,756	1,716
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (l)		3,291	2,701
Sophia L.P. Tranche B, term loan 4.75% 9/30/22 (l)		8,439	8,325
Bank Loan Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Transfirst, Inc.:
Tranche 2LN, term loan 9% 11/12/22 (l)		$ 450	$ 439
Tranche B 1LN, term loan 4.75% 11/12/21 (l)		406	402
			11,867
MATERIALS - 0.1%
Containers & Packaging - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (l)		3,937	3,875
Metals & Mining - 0.0%
Essar Steel Algoma, Inc. Tranche B, term loan 5.4375% 8/16/19 (l)		2,104	501
TOTAL MATERIALS			4,376
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (l)		4,283	4,133
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 4.125% 3/31/17 (l)		1,692	1,523
Tranche D 2LN, term loan 4.1031% 3/31/19 (l)		1,693	1,524
			3,047
TOTAL TELECOMMUNICATION SERVICES			7,180
UTILITIES - 0.9%
Independent Power and Renewable Electricity Producers - 0.9%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (l)		80,131	79,751
TOTAL BANK LOAN OBLIGATIONS (Cost $144,621)			141,822
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.4375% 12/14/19 (l)		3,102	3,040
Sovereign Loan Participations - continued
		Principal Amount (000s) (e)	Value (000s)
Indonesian Republic loan participation: - continued
Goldman Sachs 1.4375% 12/14/19 (l)		$ 2,842	$ 2,785
Mizuho 1.4375% 12/14/19 (l)		2,031	1,990
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $7,401)			7,815
Fixed-Income Funds - 6.0%
Shares
Fidelity Floating Rate Central Fund (m) (Cost $528,487)	5,147,940	503,366
Preferred Securities - 3.6%
		Principal Amount (000s) (e)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
NBCUniversal Enterprise, Inc. 5.25% (h)(i)		$ 7,335	7,789
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (i)		6,980	5,656
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Total SA 2.25% (Reg. S) (i)(l)	EUR	2,500	2,558
FINANCIALS - 3.3%
Banks - 2.6%
Banco Do Brasil SA 9% (h)(i)(l)		5,520	3,635
Bank of America Corp.:
5.125% (i)(l)		10,690	10,205
5.2% (i)(l)		23,520	22,007
6.25% (i)(l)		7,170	7,333
8% (i)(l)		3,065	3,222
8.125% (i)(l)		2,245	2,308
Barclays Bank PLC 7.625% 11/21/22		17,490	20,067
Citigroup, Inc.:
5.8% (i)(l)		8,960	8,951
5.9% (i)(l)		13,975	14,042
5.95% (i)(l)		25,260	25,350
Preferred Securities - continued
		Principal Amount (000s) (e)	Value (000s)
FINANCIALS - continued
Banks - continued
Citigroup, Inc.: - continued
6.3% (i)(l)		$ 2,145	$ 2,109
JPMorgan Chase & Co.:
5% (i)(l)		12,930	12,607
5.3% (i)(l)		6,510	6,543
6% (i)(l)		23,845	24,407
6.125% (i)(l)		5,990	6,121
6.75% (i)(l)		3,295	3,684
Wells Fargo & Co.:
5.875% (i)(l)		19,480	20,556
5.9% (i)(l)		24,365	24,645
7.98% (i)(l)		2,035	2,162
			219,954
Capital Markets - 0.4%
Bank of Scotland 7.281% (i)(l)	GBP	2,450	4,267
Goldman Sachs Group, Inc.:
5.375% (i)(l)		5,420	5,428
5.7% (i)(l)		13,704	13,730
Morgan Stanley 5.55% (i)(l)		6,545	6,713
			30,138
Consumer Finance - 0.1%
American Express Co.:
4.9% (i)(l)		3,940	3,800
5.2% (i)(l)		7,265	7,196
			10,996
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (h)(i)		2,595	1,455
8.625% (Reg. S) (i)		380	213
			1,668
Insurance - 0.2%
Credit Agricole Assurances SA 4.25% (Reg. S) (i)(l)	EUR	2,400	2,582
Elm BV (SWISS REIN CO) 2.6% (Reg. S) (i)(l)	EUR	4,200	4,238
Society of Lloyd's 7.421% (i)(l)	GBP	2,906	4,667
			11,487
TOTAL FINANCIALS			274,243
Preferred Securities - continued
		Principal Amount (000s) (e)	Value (000s)
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (h)(i)		$ 17,360	$ 9,287
7.5% (Reg. S) (i)		250	134
			9,421
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S)(i )		8,800	3,007
TOTAL PREFERRED SECURITIES (Cost $317,729)			302,674
Money Market Funds - 2.9%
	Shares
Fidelity Cash Central Fund, 0.33% (b)	246,415,246	246,415
Fidelity Securities Lending Cash Central Fund, 0.35% (b)(c)	1,060,950	1,061
TOTAL MONEY MARKET FUNDS (Cost $247,476)		247,476
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $8,643,127)		8,357,654
NET OTHER ASSETS (LIABILITIES) (u) - 0.7%		58,410
NET ASSETS - 100%		$ 8,416,064
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
175 CBOT 2 Year U.S. Treasury Note Contracts (United States)	March 2016	$ 38,016	$ (55)
310 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	March 2016	49,193	384
TOTAL TREASURY CONTRACTS		$ 87,209	$ 329

The face value of futures purchased as a percentage of net assets is 1.1%
Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid)(2) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
LCH	Mar. 2018	$ 7,400	3-month LIBOR	1.5%	$ 14	$ 0	$ 14
LCH	Mar. 2021	4,300	3-month LIBOR	2%	15	0	15
LCH	Mar. 2026	3,200	3-month LIBOR	2.5%	13	0	13
LCH	Mar. 2046	9,000	3-month LIBOR	2.75%	96	0	96
TOTAL INTEREST RATE SWAPS					$ 138	$ 0	$ 138

(1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
CHF	-	Swiss franc
COP	-	Colombian peso
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
HKD	-	Hong Kong dollar
INR	-	Indian rupee
JPY	-	Japanese yen
MXN	-	Mexican peso
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
RUB	-	Russian ruble
SEK	-	Swedish krona
SGD	-	Singapore dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,646,097,000 or 19.6% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,551,000.
(k) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,636,000.
(l) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(o) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(p) Quantity represents share amount.
(q) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(r) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.
(s) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

(t) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,025,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,341
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 62
Ovation Acquisition I LLC	12/23/15	$ 14
Station Holdco LLC	6/17/11 - 3/15/12	$ 5,096
Station Holdco LLC	4/1/13	$ 44
Station Holdco LLC unit	3/12/13 - 4/1/13	$ 4
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 15,269
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$ 4,887
(u) Includes cash collateral of $22,421,000 from securities on loan.
Amounts shown as $0 may reflect amounts less than $500.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 442
Fidelity Floating Rate Central Fund	26,233
Fidelity Securities Lending Cash Central Fund	0
Total	$ 26,675
Amounts shown as $0 may reflect amounts less than $500.
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 366,013	$ 194,937	$ 20,999	$ 503,366	34.7%
Total	$ 366,013	$ 194,937	$ 20,999	$ 503,366
Other Information

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 129,288	$ 92,551	$ 10,458	$ 26,279
Consumer Staples	568	-	71	497
Energy	3,339	3,339	-	-
Financials	19,879	19,879	-	-
Health Care	91,150	88,980	-	2,170
Industrials	41,438	36,571	-	4,867
Information Technology	126,763	126,763	-	-
Materials	13,757	13,196	-	561
Telecommunication Services	10,676	10,676	-	-
Utilities	265	265	-	-
Corporate Bonds	3,705,115	-	3,705,023	92
U.S. Government and Government Agency Obligations	1,169,223	-	1,169,223	-
U.S. Government Agency - Mortgage Securities	83,882	-	83,882	-
Collateralized Mortgage Obligations	306,971	-	306,971	-
Commercial Mortgage Securities	154,644	-	154,644	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Foreign Government and Government Agency Obligations	$ 1,296,109	$ -	$ 1,289,804	$ 6,305
Supranational Obligations	1,434	-	1,434	-
Bank Loan Obligations	141,822	-	134,733	7,089
Sovereign Loan Participations	7,815	-	-	7,815
Fixed-Income Funds	503,366	503,366	-	-
Preferred Securities	302,674	-	302,674	-
Money Market Funds	247,476	247,476	-	-
Total Investments in Securities:	$ 8,357,654	$ 1,143,062	$ 7,158,917	$ 55,675
Derivative Instruments:
Assets
Futures Contracts	$ 384	$ 384	$ -	$ -
Swaps	138	-	138	-
Total Assets	$ 522	$ 384	$ 138	$ -
Liabilities
Futures Contracts	$ (55)	$ (55)	$ -	$ -
Total Derivative Instruments:	$ 467	$ 329	$ 138	$ -
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 95,054
Net Realized Gain (Loss) on Investment Securities	(1,059)
Net Unrealized Gain (Loss) on Investment Securities	2,279
Cost of Purchases	14,766
Proceeds of Sales	(8,933)
Amortization/Accretion	399
Transfers into Level 3	-
Transfers out of Level 3	(46,831)
Ending Balance	$ 55,675
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2015	$ (336)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 384	$ (55)
Swaps (b)	138	-
Total Value of Derivatives	$ 522	$ (55)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	64.5%
Netherlands	3.0%
Japan	2.8%
Luxembourg	2.6%
United Kingdom	2.5%
Ireland	2.3%
Canada	1.9%
Argentina	1.9%
Italy	1.6%
France	1.3%
Cayman Islands	1.1%
Mexico	1.0%
Australia	1.0%
Spain	1.0%
Others (Individually Less Than 1%)	11.5%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		December 31, 2015

Assets
Investment in securities, at value (including securities loaned of $22,982) - See accompanying schedule: Unaffiliated issuers (cost $7,867,164)	$ 7,606,812
Fidelity Central Funds (cost $775,963)	750,842
Total Investments (cost $8,643,127)		$ 8,357,654
Cash		23,773
Receivable for investments sold		3,168
Receivable for fund shares sold		14,295
Dividends receivable		2,700
Interest receivable		89,771
Distributions receivable from Fidelity Central Funds		2,359
Receivable for daily variation margin for derivative instruments		220
Prepaid expenses		20
Other receivables		4
Total assets		8,493,964

Liabilities
Payable for investments purchased	$ 17,830
Payable for fund shares redeemed	26,960
Distributions payable	1,596
Accrued management fee	3,987
Distribution and service plan fees payable	2,164
Other affiliated payables	1,341
Other payables and accrued expenses	540
Collateral on securities loaned, at value	23,482
Total liabilities		77,900

Net Assets		$ 8,416,064
Net Assets consist of:
Paid in capital		$ 8,742,222
Undistributed net investment income		4,723
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(45,406)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(285,475)
Net Assets		$ 8,416,064

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2015

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($3,274,320 divided by 289,294.8 shares)	$ 11.32

Maximum offering price per share (100/96.00 of $11.32)	$ 11.79
Class T:
Net Asset Value and redemption price per share ($1,008,208 divided by 89,127.3 shares)	$ 11.31

Maximum offering price per share (100/96.00 of $11.31)	$ 11.78
Class B:
Net Asset Value and offering price per share ($64,292 divided by 5,661.5 shares)A	$ 11.36

Class C:
Net Asset Value and offering price per share ($1,428,996 divided by 126,586.3 shares)A	$ 11.29

Class I:
Net Asset Value, offering price and redemption price per share ($2,640,248 divided by 230,156.0 shares)	$ 11.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2015

Investment Income
Dividends		$ 24,596
Interest		367,305
Income from Fidelity Central Funds		26,675
Total income		418,576

Expenses
Management fee	$ 51,537
Transfer agent fees	14,931
Distribution and service plan fees	28,474
Accounting and security lending fees	1,539
Custodian fees and expenses	271
Independent trustees' compensation	38
Registration fees	250
Audit	126
Legal	1,103
Miscellaneous	176
Total expenses before reductions	98,445
Expense reductions	(33)	98,412
Net investment income (loss)		320,164
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(113,318)
Fidelity Central Funds	(1,495)
Foreign currency transactions	(656)
Futures contracts	2,431
Swaps	(810)
Total net realized gain (loss)		(113,848)
Change in net unrealized appreciation (depreciation) on: Investment securities	(371,794)
Assets and liabilities in foreign currencies	(53)
Futures contracts	(2,089)
Swap	39
Total change in net unrealized appreciation (depreciation)		(373,897)
Net gain (loss)		(487,745)
Net increase (decrease) in net assets resulting from operations		$ (167,581)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2015	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 320,164	$ 315,429
Net realized gain (loss)	(113,848)	153,839
Change in net unrealized appreciation (depreciation)	(373,897)	(151,707)
Net increase (decrease) in net assets resulting from operations	(167,581)	317,561
Distributions to shareholders from net investment income	(233,484)	(312,786)
Distributions to shareholders from net realized gain	(5,484)	(146,168)
Distributions to shareholders from tax return of capital	(58,860)	-
Total distributions	(297,828)	(458,954)
Share transactions - net increase (decrease)	(536,896)	6,261
Total increase (decrease) in net assets	(1,002,305)	(135,132)

Net Assets
Beginning of period	9,418,369	9,553,501
End of period (including undistributed net investment income of $4,723 and undistributed net investment income of $9,883, respectively)	$ 8,416,064	$ 9,418,369

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Strategic Income Fund Class A

Years ended December 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.92	$ 12.10	$ 12.69	$ 12.07	$ 12.38
Income from Investment Operations
Net investment income (loss) C	.420	.422	.449	.479	.536
Net realized and unrealized gain (loss)	(.629)	.005	(.441)	.776	.009
Total from investment operations	(.209)	.427	.008	1.255	.545
Distributions from net investment income	(.307)	(.419)	(.431)	(.442)	(.572)
Distributions from net realized gain	(.007)	(.188)	(.167)	(.193)	(.283)
Tax return of capital	(.077)	-	-	-	-
Total distributions	(.391)	(.607)	(.598)	(.635)	(.855)
Net asset value, end of period	$ 11.32	$ 11.92	$ 12.10	$ 12.69	$ 12.07
Total ReturnA, B	(1.84)%	3.52%	.08%	10.57%	4.47%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.00%	.99%	.98%	.98%	.99%
Expenses net of fee waivers, if any	1.00%	.99%	.98%	.98%	.99%
Expenses net of all reductions	1.00%	.99%	.98%	.98%	.99%
Net investment income (loss)	3.55%	3.42%	3.61%	3.83%	4.29%
Supplemental Data
Net assets, end of period (in millions)	$ 3,274	$ 3,794	$ 4,205	$ 5,582	$ 4,746
Portfolio turnover rateE	88%	121%	135%	126%	221%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Strategic Income Fund Class T

Years ended December 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.92	$ 12.10	$ 12.68	$ 12.07	$ 12.38
Income from Investment Operations
Net investment income (loss) C	.420	.422	.449	.479	.536
Net realized and unrealized gain (loss)	(.639)	.006	(.431)	.766	.009
Total from investment operations	(.219)	.428	.018	1.245	.545
Distributions from net investment income	(.307)	(.420)	(.431)	(.442)	(.572)
Distributions from net realized gain	(.007)	(.188)	(.167)	(.193)	(.283)
Tax return of capital	(.077)	-	-	-	-
Total distributions	(.391)	(.608)	(.598)	(.635)	(.855)
Net asset value, end of period	$ 11.31	$ 11.92	$ 12.10	$ 12.68	$ 12.07
Total ReturnA, B	(1.93)%	3.52%	.17%	10.49%	4.48%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.00%	.99%	.98%	.98%	.98%
Expenses net of fee waivers, if any	1.00%	.99%	.98%	.98%	.98%
Expenses net of all reductions	1.00%	.99%	.98%	.98%	.98%
Net investment income (loss)	3.55%	3.42%	3.61%	3.83%	4.29%
Supplemental Data
Net assets, end of period (in millions)	$ 1,008	$ 1,179	$ 1,265	$ 1,554	$ 1,471
Portfolio turnover rateE	88%	121%	135%	126%	221%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Strategic Income Fund Class B

Years ended December 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.96	$ 12.14	$ 12.72	$ 12.11	$ 12.42
Income from Investment Operations
Net investment income (loss) C	.342	.338	.362	.391	.449
Net realized and unrealized gain (loss)	(.631)	.004	(.432)	.765	.007
Total from investment operations	(.289)	.342	(.070)	1.156	.456
Distributions from net investment income	(.243)	(.334)	(.343)	(.353)	(.483)
Distributions from net realized gain	(.007)	(.188)	(.167)	(.193)	(.283)
Tax return of capital	(.061)	-	-	-	-
Total distributions	(.311)	(.522)	(.510)	(.546)	(.766)
Net asset value, end of period	$ 11.36	$ 11.96	$ 12.14	$ 12.72	$ 12.11
Total ReturnA, B	(2.49)%	2.80%	(.54)%	9.67%	3.72%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.69%	1.68%	1.69%	1.69%	1.69%
Expenses net of fee waivers, if any	1.69%	1.68%	1.69%	1.69%	1.69%
Expenses net of all reductions	1.69%	1.68%	1.69%	1.69%	1.69%
Net investment income (loss)	2.86%	2.73%	2.90%	3.12%	3.59%
Supplemental Data
Net assets, end of period (in millions)	$ 64	$ 100	$ 137	$ 204	$ 244
Portfolio turnover rateE	88%	121%	135%	126%	221%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Strategic Income Fund Class C

Years ended December 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.89	$ 12.07	$ 12.66	$ 12.05	$ 12.36
Income from Investment Operations
Net investment income (loss) C	.331	.329	.355	.384	.441
Net realized and unrealized gain (loss)	(.629)	.007	(.440)	.767	.010
Total from investment operations	(.298)	.336	(.085)	1.151	.451
Distributions from net investment income	(.236)	(.328)	(.338)	(.348)	(.478)
Distributions from net realized gain	(.007)	(.188)	(.167)	(.193)	(.283)
Tax return of capital	(.059)	-	-	-	-
Total distributions	(.302)	(.516)	(.505)	(.541)	(.761)
Net asset value, end of period	$ 11.29	$ 11.89	$ 12.07	$ 12.66	$ 12.05
Total ReturnA, B	(2.59)%	2.76%	(.66)%	9.68%	3.71%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.75%	1.73%	1.73%	1.73%	1.74%
Expenses net of fee waivers, if any	1.75%	1.73%	1.73%	1.73%	1.74%
Expenses net of all reductions	1.75%	1.73%	1.73%	1.73%	1.74%
Net investment income (loss)	2.80%	2.67%	2.86%	3.08%	3.54%
Supplemental Data
Net assets, end of period (in millions)	$ 1,429	$ 1,664	$ 1,767	$ 2,238	$ 1,824
Portfolio turnover rateE	88%	121%	135%	126%	221%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Strategic Income Fund Class I

Years ended December 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.09	$ 12.26	$ 12.84	$ 12.21	$ 12.52
Income from Investment Operations
Net investment income (loss) B	.452	.455	.484	.514	.570
Net realized and unrealized gain (loss)	(.650)	.012	(.437)	.779	.003
Total from investment operations	(.198)	.467	.047	1.293	.573
Distributions from net investment income	(.332)	(.449)	(.460)	(.470)	(.600)
Distributions from net realized gain	(.007)	(.188)	(.167)	(.193)	(.283)
Tax return of capital	(.083)	-	-	-	-
Total distributions	(.422)	(.637)	(.627)	(.663)	(.883)
Net asset value, end of period	$ 11.47	$ 12.09	$ 12.26	$ 12.84	$ 12.21
Total ReturnA	(1.73)%	3.80%	.39%	10.78%	4.66%
Ratios to Average Net AssetsC, E
Expenses before reductions	.78%	.76%	.75%	.75%	.76%
Expenses net of fee waivers, if any	.78%	.76%	.75%	.75%	.76%
Expenses net of all reductions	.78%	.76%	.75%	.75%	.76%
Net investment income (loss)	3.77%	3.65%	3.84%	4.07%	4.52%
Supplemental Data
Net assets, end of period (in millions)	$ 2,640	$ 2,682	$ 2,179	$ 2,759	$ 1,812
Portfolio turnover rateD	88%	121%	135%	126%	221%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2015

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its

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3. Significant Accounting Policies - continued

Investment Valuation - continued

investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2015, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign

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3. Significant Accounting Policies - continued

Foreign Currency - continued

currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, defaulted bonds, market discount, contingent interest, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carry forwards, tax return of capital distribution and losses deferred due to wash sales, futures contracts and excise tax regulations.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 249,587
Gross unrealized depreciation	(528,121)
Net unrealized appreciation (depreciation) on securities	$ (278,534)
Tax Cost	$ 8,636,188

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (21,218)
Net unrealized appreciation (depreciation) on securities and other investments	$ (278,892)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (21,218)

At period end, the Fund was required to defer approximately $288 of losses on futures contracts. The fund intends to elect to defer to its next fiscal year $2,971 of ordinary losses recognized during the period November 1, 2015 to December 31,2015.

The tax character of distributions paid was as follows:

	December 31, 2015	December 31, 2014
Ordinary Income	$ 233,484	$ 336,888
Long-term Capital Gains	5,484	122,066
Tax Return of Capital	58,860	-
Total	$ 297,828	$ 458,954

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Restricted Securities - continued

at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options, and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 2,431	$ (2,089)
Purchased Options	(768)	768
Swaps	(810)	39
TotalsA	$ 853	$ (1,282)

A A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an

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4. Derivative Instruments - continued

Options - continued

underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to the market fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Swaps - continued

of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $6,299,937 and $6,138,856, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged.11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .56% of the Fund's average net assets.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 9,127	$ 46
Class T	-%	.25%	2,792	18
Class B	.65%	.25%	743	537
Class C	.75%	.25%	15,812	1,394
			$ 28,474	$ 1,995

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 211
Class T	45
Class B A	55
Class C A	113
$ 424

A When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 5,660.16
Class T	1,695.15
Class B	156.19
Class C	2,367.15
Class I	5,053.18
	$ 14,931

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Annual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities at period end is disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $20. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to less than five hundred dollars. During the period, there were no securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $10,513. The weighted average interest rate was .64%. The interest expense amounted to less than five hundred dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

10. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $12 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $21.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2015	2014
From net investment income
Class A	$ 94,615	$ 137,510
Class T	28,973	41,939
Class B	1,690	3,240
Class C	31,591	45,973
Class I	76,615	84,124
Total	$ 233,484	$ 312,786
From net realized gain
Class A	$ 2,214	$ 59,022
Class T	683	18,268
Class B	56	1,556
Class C	968	25,946
Class I	1,563	41,376
Total	$ 5,484	$ 146,168
Tax Return of Capital
Class A	$ 23,902	$ -
Class T	7,317	-
Class B	432	-
Class C	7,973	-
Class I	19,236	-
Total	$ 58,860	$ -

Annual Report

12. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares		Dollars
Years ended December 31,	2015	2014	2015	2014
Class A
Shares sold	48,714	62,939	$ 577,320	$ 776,718
Reinvestment of distributions	9,801	15,104	115,813	184,389
Shares redeemed	(87,401)	(107,328)	(1,030,441)	(1,322,245)
Net increase (decrease)	(28,886)	(29,285)	$ (337,308)	$ (361,138)
Class T
Shares sold	10,166	13,996	$ 120,194	$ 172,575
Reinvestment of distributions	2,998	4,668	35,402	56,953
Shares redeemed	(22,932)	(24,319)	(270,556)	(299,446)
Net increase (decrease)	(9,768)	(5,655)	$ (114,960)	$ (69,918)
Class B
Shares sold	110	215	$ 1,177	$ 2,679
Reinvestment of distributions	159	334	1,887	4,082
Shares redeemed	(2,979)	(3,487)	(35,256)	(43,142)
Net increase (decrease)	(2,710)	(2,938)	$ (32,192)	$ (36,381)
Class C
Shares sold	14,916	18,934	$ 176,036	$ 233,057
Reinvestment of distributions	2,982	4,992	35,147	60,641
Shares redeemed	(31,219)	(30,358)	(367,182)	(372,456)
Net increase (decrease)	(13,321)	(6,432)	$ (155,999)	$ (78,758)
Class I
Shares sold	71,784	94,676	$ 860,421	$ 1,183,458
Reinvestment of distributions	7,339	8,622	87,819	106,429
Shares redeemed	(70,846)	(59,177)	(844,677)	(737,431)
Net increase (decrease)	8,277	44,121	$ 103,563	$ 552,456

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

14. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

15. Litigation.

The Fund, and other entities managed by FMR or its affiliates, became aware in March 2015 that they were named as defendants in a lawsuit originally filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on certain collateral securing the debt prior to the 2009 payments. The parties to the dispute have commenced discovery on the value of remaining, unreleased collateral. At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $24,325 received in 2009. The Fund was not previously aware that it had been named as a defendant in this case because, in 2009, the Bankruptcy Court allowed the plaintiffs to refrain from serving any of the defendants other than JPMorgan with notice of the filing of the lawsuit. The Fund will explore all available options for minimizing any loss to the Fund. The Fund will also incur legal costs in defending the case.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Strategic Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Strategic Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of December 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodians, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Strategic Income Fund as of December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 22, 2016

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 236 funds. Ms. Acton and Mr. Engler each oversees 228 funds. Mr. von Kuhn oversees 148 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Annual Report

* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2012-2015).

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Member of the Advisory Board

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Member of the Advisory Board

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Member of the Advisory Board

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2015-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Secretary

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), and Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of FIAM LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Trustee of certain funds (2012-2015), President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 5.64% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $165,358,468 of distributions paid during the period January 1, 2015 to December 31, 2015 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Strategic Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Strategic Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and equal to the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

The Board noted that the total expense ratio of each of Class A, Class T, Class B, and Class I ranked below its competitive median for 2014 and the total expense ratio of Class C ranked equal to its competitive median for 2014.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Annual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

SI-UANN-0216
1.787727.112

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Income
Fund - Class I

(formerly Institutional Class)

Annual Report

December 31, 2015

(Fidelity Cover Art)

Contents

Note to shareholders	(Click Here)	Important information about the fund.
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Note to shareholders

Fidelity Advisor® Strategic Income

On February 1, 2015, Fidelity modified the fund's Composite benchmark to include a five-percentage-point increase to high-yield debt and a corresponding decrease in U.S. government and investment-grade debt. This was achieved by establishing a new, 5% allocation to floating-rate loans within the fund's already existing high-yield securities category, while also reducing exposure to investment-grade securities by a corresponding amount.

As a result, the fund's overall credit quality decreased, but its sensitivity to shifts in interest rates also has been reduced.

The benchmarks for the emerging-markets debt and foreign developed-markets debt sleeves were changed to the Barclays® Emerging Markets Aggregate USD Bond Index and the Barclays Global Aggregate Developed Markets GDP Weighted Ex USD Index, respectively. We believe these indexes better reflect the broader opportunities available in those markets.

Additionally, the fund's SEC benchmark became the Barclays U.S. Universal Bond Index, a multisector fixed-income index that closely aligns with the asset classes in the fund's investment universe.

Importantly, the fund's investment approach did not change. We believe these enhancements have improved - and should continue to improve - asset allocation flexibility and help us to take greater advantage of Fidelity's investment expertise while positioning the fund to meet our shareholders' expectations.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class I	-1.73%	3.49%	5.73%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Strategic Income Fund - Class I on December 31, 2005. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill LynchSM US High Yield Constrained Index and Barclays U.S. Universal Bond Index A performed over the same period.

A Effective February 1, 2015, the fund began comparing its performance to the Barclays U.S. Universal Bond Index rather than The BofA Merrill Lynch US High Yield Constrained Index because the Barclays U.S. Universal Bond Index conforms more closely to the fund's investment policies.

Annual Report

Management's Discussion of Fund Performance

Market Recap: For the 12 months ending December 31, 2015, the Fidelity Strategic Income Composite IndexSM returned -2.36%. Among the asset classes that make up the Composite index, emerging-markets debt (EMD) fared best, up 1.29% according to the Barclays® Emerging Markets Aggregate USD Bond Index. After a stretch of underperformance, EMD rebounded, benefiting from investor's increasing appetite for risk later in the year. The index was lifted in particular by Argentina and Venezuela, two of the top-performing markets in the EMD universe. Back in the U.S., government bonds and floating-rate high-yield securities also recorded positive results, albeit more modest. Accordingly, the Barclays® U.S. Government Bond Index and the S&P®/LSTA Leveraged Performing Loan Index returned 0.86% and 0.10%, respectively. On the negative side, U.S. high-yield bonds, as measured by The BofA Merrill LynchSM US High Yield Constrained Index returned -4.61%. A steep drop in the energy and materials sectors, compounded by market liquidity concerns, drove a sell-off in the high-yield market during the second half of 2015. Turning to foreign developed markets, the Barclays® Global Aggregate Developed Markets GDP Weighted Ex USD Index returned -6.77%. Here, the U.S. dollar's relative strength was a detractor for a large majority of countries and regions.

Comments from Lead Co-Portfolio Manager Joanna Bewick: The fund's shares classes (excluding sales charges, if applicable) generally outpaced the Composite benchmark through successful security selection within the fund's subportfolios. Specifically, security selection within the high-yield debt sleeve was by far the biggest relative contributor. Both market allocation and security selection significantly helped the subportfolio's relative performance. Included were several individual holdings in energy, plus an underweighting in this poor-performing sector. An underweighting in metals & mining - another sector hard hit by volatile commodities prices - also was a plus. The emerging-markets and foreign developed-markets debts sleeves also outperformed their respective benchmarks, lifting the fund's relative results. Meanwhile, the floating-rate high-yield debt subportfolio underperformed its benchmark, which detracted. Asset allocation decisions had mixed results the past year. While an underweighting in U.S. government debt and an overweighting in high-yield debt weighed on relative performance, it helped to underweight foreign developed-markets debt.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value July 1, 2015	Ending Account Value December 31, 2015	Expenses Paid During PeriodC July 1, 2015 to December 31, 2015
Class A	1.00%
Actual		$ 1,000.00	$ 967.50	$ 4.96
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Class T	1.00%
Actual		$ 1,000.00	$ 967.50	$ 4.96
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Class B	1.68%
Actual		$ 1,000.00	$ 964.40	$ 8.32
HypotheticalA		$ 1,000.00	$ 1,016.74	$ 8.54
Class C	1.74%
Actual		$ 1,000.00	$ 963.80	$ 8.61
HypotheticalA		$ 1,000.00	$ 1,016.43	$ 8.84
Class I	.79%
Actual		$ 1,000.00	$ 968.40	$ 3.92
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 4.02

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Holdings as of December 31, 2015
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	12.7	14.4
Ginnie Mae guaranteed REMIC pass-thru certificates	2.9	1.9
Japan Government	2.8	2.6
Freddie Mac	1.9	1.7
T-Mobile U.S.A., Inc.	1.6	1.5
	21.9
Top Five Market Sectors as of December 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	13.6	11.0
Consumer Discretionary	11.3	11.2
Energy	6.0	7.6
Telecommunication Services	5.9	5.4
Industrials	4.6	4.9
Quality Diversification (% of fund's net assets)
As of December 31, 2015	As of June 30, 2015
U.S. Government and U.S. Government Agency Obligations† 20.3%	U.S. Government and U.S. Government Agency Obligations† 20.5%
AAA,AA,A 8.0%	AAA,AA,A 10.2%
BBB 12.0%	BBB 8.6%
BB 21.4%	BB 20.7%
B 17.6%	B 19.2%
CCC,CC,C 6.3%	CCC,CC,C 6.4%
D 0.0%	D 0.0%
Not Rated 5.2%	Not Rated 5.3%
Equities 5.2%	Equities 5.7%
Short-Term Investments and Net Other Assets 4.0%	Short-Term Investments and Net Other Assets 3.4%

†Includes NCUA Guaranteed Notes.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Annual Report

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of December 31, 2015*		As of June 30, 2015**
	Preferred Securities 3.6%		Preferred Securities 3.1%
	Corporate Bonds 44.1%		Corporate Bonds 43.2%
	U.S. Government and U.S. Government Agency Obligations† 20.3%		U.S. Government and U.S. Government Agency Obligations† 20.5%
	Foreign Government & Government Agency Obligations 15.4%		Foreign Government & Government Agency Obligations 16.5%
	Bank Loan Obligations 7.3%		Bank Loan Obligations 7.5%
	Stocks 5.2%		Stocks 5.7%
	Other Investments 0.1%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 4.0%		Short-Term Investments and Net Other Assets (Liabilities) 3.4%
* Foreign investments	35.5%	** Foreign investments	35.1%
* Futures and Swaps	0.8%	** Futures and Swaps	1.6%

†Includes NCUA Guaranteed Notes.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Annual Report

Investments December 31, 2015

Showing Percentage of Net Assets

Corporate Bonds - 44.0%
		Principal Amount (000s) (e)	Value (000s)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind		$ 906	$ 616
Nonconvertible Bonds - 44.0%
CONSUMER DISCRETIONARY - 7.6%
Auto Components - 0.6%
Affinia Group, Inc. 7.75% 5/1/21		1,015	1,033
Dana Holding Corp.:
5.375% 9/15/21		3,475	3,449
6% 9/15/23		3,475	3,484
Delphi Automotive PLC 1.5% 3/10/25	EUR	2,600	2,610
Delphi Corp. 5% 2/15/23		9,005	9,527
Exide Technologies 11% 4/30/20 pay-in-kind		870	708
International Automotive Components Group SA 9.125% 6/1/18 (h)		5,245	4,484
Lear Corp. 4.75% 1/15/23		6,305	6,337
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (h)(l)		2,965	3,113
6.75% 11/15/22 pay-in-kind (h)(l)		3,940	4,216
Tenedora Nemak SA de CV 5.5% 2/28/23 (h)		7,319	7,337
Tenneco, Inc. 6.875% 12/15/20		6,205	6,422
Tupy Overseas SA 6.625% 7/17/24 (h)		1,625	1,418
			54,138
Automobiles - 0.0%
General Motors Financial Co., Inc. 4.25% 5/15/23		2,145	2,122
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (h)		1,500	1,519
LKQ Corp. 4.75% 5/15/23		1,090	1,022
			2,541
Diversified Consumer Services - 0.2%
Laureate Education, Inc. 9.25% 9/1/19 (h)(l)		23,025	14,276
Hotels, Restaurants & Leisure - 1.0%
24 Hour Holdings III LLC 8% 6/1/22 (h)		1,760	1,430
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (h)	BRL	24,330	5,642
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		28,800	23,616
Choice Hotels International, Inc. 5.75% 7/1/22		1,445	1,546
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
FelCor Lodging LP:
5.625% 3/1/23		$ 4,185	$ 4,248
6% 6/1/25		8,495	8,622
Landry's Acquisition Co. 9.375% 5/1/20 (h)		905	953
LTF Merger Sub, Inc. 8.5% 6/15/23 (h)		4,280	4,087
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (h)(l)		849	845
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (h)		1,135	1,112
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20		4,230	4,019
11% 10/1/21		10,615	9,633
Playa Resorts Holding BV 8% 8/15/20 (h)		4,750	4,821
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/21		4,360	4,436
Six Flags Entertainment Corp. 5.25% 1/15/21 (h)		7,515	7,609
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 3/31/15 (d)(h)		390	0
			82,619
Household Durables - 1.2%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (h)		3,165	2,928
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (h)		2,595	2,501
Calatlantic Group, Inc.:
8.375% 5/15/18		2,255	2,517
8.375% 1/15/21		4,340	5,034
D.R. Horton, Inc.:
4.375% 9/15/22		5,495	5,461
4.75% 2/15/23		3,865	3,937
5.75% 8/15/23		2,155	2,297
Lennar Corp. 4.5% 11/15/19		3,345	3,401
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		24,830	25,257
6.875% 2/15/21		6,200	6,386
8.25% 2/15/21 (l)		6,920	6,661
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA: - continued
9.875% 8/15/19		$ 1,223	$ 1,232
Springs Industries, Inc. 6.25% 6/1/21		1,475	1,460
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (h)		3,265	3,224
Tempur Sealy International, Inc. 6.875% 12/15/20		2,010	2,105
Toll Brothers Finance Corp.:
4.375% 4/15/23		10,429	10,116
5.625% 1/15/24		1,240	1,283
5.875% 2/15/22		5,640	5,922
TRI Pointe Homes, Inc.:
4.375% 6/15/19		2,545	2,488
5.875% 6/15/24		6,140	5,971
William Lyon Homes, Inc. 8.5% 11/15/20		2,235	2,364
			102,545
Internet & Catalog Retail - 0.4%
Netflix, Inc.:
5.375% 2/1/21 (h)		4,010	4,211
5.75% 3/1/24 (h)		4,405	4,526
5.875% 2/15/25 (h)		10,170	10,424
Priceline Group, Inc. 1.8% 3/3/27	EUR	6,900	6,637
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23		4,435	4,191
			29,989
Media - 3.8%
Altice SA:
5.375% 7/15/23 (h)		7,415	7,434
7.625% 2/15/25 (h)		11,379	9,814
7.75% 5/15/22 (h)		26,350	23,781
AMC Entertainment, Inc. 5.75% 6/15/25		6,450	6,482
AMC Networks, Inc. 4.75% 12/15/22		3,080	3,080
British Sky Broadcasting Group PLC 1.5% 9/15/21 (Reg. S)	EUR	7,650	8,343
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22		980	1,002
5.625% 2/15/24		1,060	1,089
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		$ 6,770	$ 6,778
5.125% 5/1/23 (h)		5,425	5,425
5.375% 5/1/25 (h)		5,425	5,398
5.75% 9/1/23		670	687
5.75% 1/15/24		4,245	4,362
6.625% 1/31/22		3,480	3,667
CCOH Safari LLC 5.75% 2/15/26 (h)		7,390	7,408
Cinemark U.S.A., Inc.:
4.875% 6/1/23		4,875	4,753
5.125% 12/15/22		1,470	1,459
Clear Channel Communications, Inc. 14% 2/1/21 pay-in-kind (l)		4,949	1,307
Columbus International, Inc. 7.375% 3/30/21 (h)		2,680	2,653
Comcast Corp. 5.5% 11/23/29	GBP	2,550	4,562
DISH DBS Corp. 5% 3/15/23		3,985	3,457
DreamWorks Animation SKG, Inc. 6.875% 8/15/20 (h)		2,245	2,211
Gannett Co., Inc.:
4.875% 9/15/21 (h)		3,210	3,218
5.5% 9/15/24 (h)		3,210	3,210
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (h)		5,105	4,595
4.875% 4/11/22 (h)		1,875	1,814
Grupo Televisa SA de CV:
4.625% 1/30/26		860	850
6.125% 1/31/46		1,460	1,451
6.625% 3/18/25		2,250	2,557
Liberty Media Corp.:
8.25% 2/1/30		4,120	4,099
8.5% 7/15/29		8,920	8,987
Livent, Inc. yankee 9.375% 10/15/04 (d)		300	0
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (l)		14,840	15,730
MDC Partners, Inc. 6.75% 4/1/20 (h)		5,465	5,629
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (h)(l)		8,960	8,870
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Myriad International Holding BV:
5.5% 7/21/25 (h)		$ 2,190	$ 2,107
6% 7/18/20 (h)		1,725	1,835
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (h)		2,335	2,306
Numericable Group SA:
4.875% 5/15/19 (h)		6,705	6,646
6% 5/15/22 (h)		36,670	35,570
6.25% 5/15/24 (h)		34,853	33,633
Quebecor Media, Inc. 5.75% 1/15/23		7,660	7,717
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (h)		2,660	2,687
Sinclair Television Group, Inc. 5.375% 4/1/21		4,940	4,952
Sirius XM Radio, Inc.:
4.25% 5/15/20 (h)		5,800	5,858
4.625% 5/15/23 (h)		2,450	2,401
5.25% 8/15/22 (h)		6,945	7,327
5.375% 4/15/25 (h)		4,685	4,714
Starz LLC/Starz Finance Corp. 5% 9/15/19		4,305	4,359
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		7,365	5,008
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (h)		5,540	5,526
VTR Finance BV 6.875% 1/15/24 (h)		5,775	5,313
Wave Holdco LLC/Wave Holdco Corp. 9% 7/15/19 pay-in-kind (h)(l)		955	882
WMG Acquisition Corp. 5.625% 4/15/22 (h)		955	929
			315,932
Specialty Retail - 0.3%
CST Brands, Inc. 5% 5/1/23		1,320	1,307
Jaguar Land Rover PLC 4.25% 11/15/19 (h)		4,485	4,530
L Brands, Inc.:
5.625% 10/15/23		4,625	4,903
6.875% 11/1/35 (h)		4,825	4,958
L Brands, Inc. 5.625% 2/15/22		6,880	7,310
Sally Holdings LLC 5.625% 12/1/25		3,770	3,808
Sonic Automotive, Inc. 5% 5/15/23		800	760
			27,576
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
PVH Corp. 4.5% 12/15/22		$ 10,925	$ 10,679
TOTAL CONSUMER DISCRETIONARY			642,417
CONSUMER STAPLES - 2.1%
Beverages - 0.1%
Constellation Brands, Inc.:
3.875% 11/15/19		3,190	3,278
4.75% 11/15/24		4,475	4,565
			7,843
Food & Staples Retailing - 0.8%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (h)(l)		5,950	5,058
9.25% 2/15/19 (h)		9,545	9,617
ESAL GmbH 6.25% 2/5/23 (h)		13,590	11,993
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (h)		1,265	1,170
Minerva Luxembourg SA 7.75% 1/31/23 (Reg. S)		4,600	4,324
Rite Aid Corp.:
6.125% 4/1/23 (h)		8,710	9,015
6.75% 6/15/21		12,320	12,905
9.25% 3/15/20		3,570	3,775
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (h)		1,465	1,544
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (h)		4,305	4,240
			63,641
Food Products - 0.9%
B&G Foods, Inc. 4.625% 6/1/21		5,220	5,168
Barry Callebaut Services NV 5.5% 6/15/23 (h)		5,915	6,205
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (h)		5,550	5,772
Gruma S.A.B. de CV 4.875% 12/1/24 (h)		2,200	2,250
JBS Investments GmbH 7.25% 4/3/24 (h)		14,755	13,464
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (h)		7,650	6,656
5.875% 7/15/24 (h)		2,350	2,127
7.25% 6/1/21 (h)		2,960	2,938
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.: - continued
8.25% 2/1/20 (h)		$ 3,315	$ 3,315
Mondelez International, Inc.:
1.625% 3/8/27	EUR	4,200	4,175
2.375% 3/6/35	EUR	2,500	2,352
Pilgrim's Pride Corp. 5.75% 3/15/25 (h)		6,540	6,360
Post Holdings, Inc.:
6% 12/15/22 (h)		2,340	2,293
7.375% 2/15/22		2,500	2,606
7.75% 3/15/24 (h)		3,430	3,593
8% 7/15/25 (h)		1,715	1,818
Sigma Alimentos SA de CV 6.875% 12/16/19 (h)		1,940	2,105
TreeHouse Foods, Inc. 4.875% 3/15/22		1,660	1,581
			74,778
Household Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (h)		2,800	2,632
Spectrum Brands Holdings, Inc.:
5.75% 7/15/25 (h)		4,470	4,582
6.375% 11/15/20		1,415	1,503
6.625% 11/15/22		1,675	1,767
			10,484
Personal Products - 0.2%
First Quality Finance Co., Inc. 4.625% 5/15/21 (h)		1,235	1,124
Prestige Brands, Inc. 8.125% 2/1/20		770	797
Revlon Consumer Products Corp. 5.75% 2/15/21		18,693	18,085
			20,006
Tobacco - 0.0%
BAT International Finance PLC 2% 3/13/45 (Reg. S)	EUR	2,662	2,342
TOTAL CONSUMER STAPLES			179,094
ENERGY - 5.6%
Energy Equipment & Services - 0.3%
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22		3,100	2,294
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		3,200	2,608
Forbes Energy Services Ltd. 9% 6/15/19		3,755	1,802
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Forum Energy Technologies, Inc. 6.25% 10/1/21		$ 5,850	$ 4,856
Gulfmark Offshore, Inc. 6.375% 3/15/22		145	78
Hornbeck Offshore Services, Inc. 5.875% 4/1/20		3,120	2,153
MPLX LP 5.5% 2/15/23 (h)		3,215	2,813
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		2,225	1,880
Summit Midstream Holdings LLC 7.5% 7/1/21		2,035	1,709
Trinidad Drilling Ltd. 7.875% 1/15/19 (h)		1,615	1,421
Unit Corp. 6.625% 5/15/21		875	630
			22,244
Oil, Gas & Consumable Fuels - 5.3%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		7,005	5,679
4.875% 3/15/24		2,630	2,107
Afren PLC:
6.625% 12/9/20 (d)(h)		5,079	52
10.25% 4/8/19 (Reg. S) (d)		6,109	62
American Energy-Permian Basin LLC/ AEPB Finance Corp. 13% 11/30/20 (h)		4,185	4,331
Antero Resources Corp. 5.625% 6/1/23 (h)		3,980	3,104
Carrizo Oil & Gas, Inc.:
6.25% 4/15/23		2,860	2,317
7.5% 9/15/20		1,900	1,660
Chaparral Energy, Inc. 9.875% 10/1/20		1,620	405
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20		6,670	4,902
6.125% 3/1/22		7,890	5,484
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		9,690	9,399
Denbury Resources, Inc.:
4.625% 7/15/23		1,180	380
5.5% 5/1/22		375	124
6.375% 8/15/21		3,140	1,130
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19		5,125	1,076
EDC Finance Ltd. 4.875% 4/17/20 (h)		11,340	9,938
Empresa Nacional de Petroleo 4.75% 12/6/21 (h)		925	934
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (h)		$ 4,190	$ 3,729
Energy Transfer Equity LP 5.5% 6/1/27		6,395	4,860
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 9/1/22		425	217
9.375% 5/1/20		3,705	2,362
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19		3,705	1,853
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		2,400	2,028
Georgian Oil & Gas Corp. 6.875% 5/16/17 (h)		4,155	4,186
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		1,030	824
7% 6/15/23		4,305	3,530
Goodrich Petroleum Corp. 8.875% 3/15/18		1,471	59
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (h)		3,765	3,803
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (h)		4,000	3,320
5.75% 10/1/25 (h)		4,310	3,750
7.625% 4/15/21 (h)		4,325	4,152
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		4,875	4,826
Indo Energy Finance BV 7% 5/7/18 (h)		1,175	671
Jupiter Resources, Inc. 8.5% 10/1/22 (h)		9,915	3,966
Kinder Morgan, Inc. 1.5% 3/16/22	EUR	1,950	1,716
Kosmos Energy Ltd. 7.875% 8/1/21 (h)		2,195	1,767
Laredo Petroleum, Inc. 7.375% 5/1/22 (Reg. S)		5,910	5,437
MPLX LP 4.875% 12/1/24 (h)		6,560	5,888
Newfield Exploration Co.:
5.375% 1/1/26		3,608	2,850
5.625% 7/1/24		740	631
Noble Energy, Inc. 5.875% 6/1/22		4,750	4,519
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		2,245	2,267
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (h)		6,210	4,836
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (h)		18,279	3,656
Pan American Energy LLC 7.875% 5/7/21 (h)		1,985	1,940
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23 (h)		$ 5,235	$ 5,104
8.25% 2/15/20		9,325	9,651
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		3,235	2,944
Pemex Project Funding Master Trust:
6.625% 6/15/35		11,135	9,952
8.625% 12/1/23 (l)		500	579
PetroBakken Energy Ltd. 8.625% 2/1/20 (h)		9,160	2,061
Petrobras Global Finance BV:
2.4605% 1/15/19 (l)		9,725	7,391
3% 1/15/19		10,135	7,703
6.25% 3/17/24		3,950	2,834
7.25% 3/17/44		2,190	1,478
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		7,410	5,817
5.875% 3/1/18		10,810	9,621
6.875% 1/20/40		12,670	8,236
Petroleos de Venezuela SA:
5.375% 4/12/27		6,810	2,469
5.5% 4/12/37		2,200	798
6% 5/16/24 (h)		2,540	940
6% 11/15/26 (h)		2,000	735
8.5% 11/2/17 (h)		34,330	18,281
9.75% 5/17/35 (h)		10,275	4,264
12.75% 2/17/22 (h)		7,985	3,593
Petroleos Mexicanos:
3.5% 1/30/23		4,305	3,756
4.875% 1/18/24		3,685	3,436
5.5% 1/21/21		2,445	2,466
5.5% 6/27/44		4,490	3,378
5.5% 6/27/44 (h)		3,250	2,445
6.375% 1/23/45		5,900	4,994
6.5% 6/2/41		10,835	9,367
6.625% (h)(i)		19,963	18,466
PT Pertamina Persero:
4.875% 5/3/22 (h)		1,990	1,908
5.25% 5/23/21 (h)		2,185	2,181
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
PT Pertamina Persero: - continued
6% 5/3/42 (h)		$ 1,320	$ 1,081
6.5% 5/27/41 (h)		6,280	5,488
QEP Resources, Inc. 5.25% 5/1/23		5,955	4,228
Range Resources Corp. 5% 3/15/23		9,130	6,802
Repsol International Finance BV:
2.625% 5/28/20 (Reg. S)	EUR	4,000	4,429
3.625% 10/7/21 (Reg. S)	EUR	4,100	4,727
Rice Energy, Inc.:
6.25% 5/1/22		7,770	5,594
7.25% 5/1/23 (h)		1,695	1,237
RSP Permian, Inc. 6.625% 10/1/22		1,785	1,642
Sabine Pass Liquefaction LLC:
5.625% 3/1/25 (h)		17,765	15,034
5.75% 5/15/24		3,905	3,397
SemGroup Corp. 7.5% 6/15/21		4,100	3,670
Sibur Securities Ltd. 3.914% 1/31/18 (h)		4,040	3,919
SM Energy Co. 5.625% 6/1/25		2,100	1,386
Southern Star Central Corp. 5.125% 7/15/22 (h)		2,570	2,120
Sunoco LP / Sunoco Finance Corp. 6.375% 4/1/23 (h)		3,040	2,858
Teekay Corp.:
8.5% 1/15/20 (h)		4,190	2,828
8.5% 1/15/20		3,695	2,494
Teine Energy Ltd. 6.875% 9/30/22 (h)		4,615	3,715
Tennessee Gas Pipeline Co. 7.625% 4/1/37		1,035	1,008
Tesoro Corp.:
5.125% 4/1/24		425	423
5.375% 10/1/22		3,340	3,348
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (h)		2,540	2,464
5.875% 10/1/20		1,641	1,575
6.125% 10/15/21		3,591	3,411
6.25% 10/15/22 (h)		4,995	4,733
Transportadora de Gas del Sur SA 9.625% 5/14/20 (h)		10,149	10,377
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		3,960	3,782
Western Refining, Inc. 6.25% 4/1/21		12,210	11,722
WPX Energy, Inc. 6% 1/15/22		7,035	4,925
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
YPF SA:
8.5% 7/28/25 (h)		$ 4,775	$ 4,548
8.75% 4/4/24 (h)		10,165	9,860
8.875% 12/19/18 (h)		5,955	6,022
Zhaikmunai International BV 7.125% 11/13/19 (h)		8,480	6,593
			445,015
TOTAL ENERGY			467,259
FINANCIALS - 10.1%
Banks - 4.1%
ABN AMRO Bank NV 7.125% 7/6/22	EUR	5,250	7,159
Allied Irish Banks PLC 2.75% 4/16/19 (Reg. S)	EUR	4,425	5,055
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		2,272	2,292
Banco Hipotecario SA 9.75% 11/30/20 (h)		2,135	2,178
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (h)		4,330	4,016
5.75% 9/26/23 (h)		2,770	2,388
6.369% 6/16/18 (h)		2,200	2,162
Bank of America Corp. 1.375% 9/10/21 (Reg. S)	EUR	6,650	7,264
Bank of Ireland 1.25% 4/9/20	EUR	12,150	13,302
Banque Centrale de Tunisie 5.75% 1/30/25 (h)		1,975	1,709
Barclays Bank PLC:
2.625% 11/11/25 (Reg. S) (l)	EUR	3,900	4,230
10% 5/21/21	GBP	4,650	8,840
BBVA Bancomer SA 6.75% 9/30/22 (h)		1,300	1,430
BBVA Colombia SA 4.875% 4/21/25 (h)		1,295	1,240
BBVA Paraguay SA 9.75% 2/11/16 (h)		4,580	4,594
BPCE SA 2.75% 11/30/27 (Reg. S) (l)	EUR	6,800	7,405
CIT Group, Inc.:
5% 8/15/22		8,305	8,528
5.375% 5/15/20		10,385	10,878
5.5% 2/15/19 (h)		10,070	10,523
Citigroup, Inc. 2.125% 9/10/26 (Reg. S)	EUR	7,900	8,555
Commonwealth Bank of Australia 2% 4/22/27 (Reg. S) (l)	EUR	6,100	6,295
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
Export Credit Bank of Turkey 5.875% 4/24/19 (h)		$ 3,275	$ 3,382
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	137,400	2,064
Finansbank A/S:
5.5% 5/11/16 (Reg. S)		3,375	3,409
6.25% 4/30/19 (h)		3,645	3,827
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (h)		7,045	7,271
7.75% 7/5/17 (Reg. S)		1,100	1,135
GTB Finance BV:
6% 11/8/18 (h)		9,915	9,096
7.5% 5/19/16 (h)		3,325	3,318
HSBC Bank PLC 5% 3/20/23 (l)	GBP	9,056	13,920
HSBC Holdings PLC 3.375% 1/10/24 (l)	EUR	600	684
HSBK BV 7.25% 5/3/17 (h)		7,445	7,655
Industrial Senior Trust 5.5% 11/1/22 (h)		575	530
ING Bank NV:
6.125% 5/29/23 (l)	EUR	10,945	13,224
6.875% 5/29/23 (l)	GBP	12,450	20,006
Intesa Sanpaolo SpA:
1.125% 1/14/20 (Reg. S)	EUR	4,150	4,524
1.125% 3/4/22	EUR	5,350	5,657
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		4,660	4,089
5.5% 8/6/22 (h)		3,700	3,353
6.2% 12/21/21 (Reg. S)		3,275	3,144
KBC Groep NV 1.875% 3/11/27 (Reg. S) (l)	EUR	9,700	10,262
Lloyds Bank PLC 6.5% 3/24/20	EUR	4,450	5,851
Nacional Financiera SNC 3.375% 11/5/20 (h)		3,180	3,149
National Westminster Bank PLC 6.5% 9/7/21	GBP	7,530	12,558
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (h)		2,840	2,979
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	17,100	22,068
Royal Bank of Scotland Group PLC 1.625% 6/25/19 (Reg. S)	EUR	8,700	9,624
Royal Bank of Scotland PLC 6.934% 4/9/18	EUR	4,250	5,172
RSHB Capital SA 5.298% 12/27/17 (h)		2,915	2,919
SB Capital SA 5.5% 2/26/24 (h)(l)		6,065	5,327
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
Turkiye Halk Bankasi A/S 4.75% 6/4/19 (h)		$ 3,250	$ 3,210
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (h)(l)		2,150	2,083
UniCredit SpA:
3.25% 1/14/21 (Reg. S)	EUR	7,500	8,828
6.95% 10/31/22 (Reg. S)	EUR	5,950	7,556
Zenith Bank PLC 6.25% 4/22/19 (h)		10,645	9,575
			341,492
Capital Markets - 0.7%
Argos Merger Sub, Inc. 7.125% 3/15/23 (h)		6,585	6,529
Credit Suisse Group AG 5.75% 9/18/25 (Reg. S) (l)	EUR	12,900	15,277
Criteria Caixaholding SA 1.625% 4/21/22	EUR	18,500	19,105
Goldman Sachs Group, Inc. 2.875% 6/3/26 (Reg. S)	EUR	1,750	2,034
Morgan Stanley 5.375% 8/10/20	EUR	11,400	14,794
UBS Group Funding Ltd. 1.75% 11/16/22 (Reg. S)	EUR	4,400	4,787
			62,526
Consumer Finance - 2.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25% 7/1/20		4,275	4,307
4.5% 5/15/21		8,055	8,186
4.625% 7/1/22		6,880	6,957
5% 10/1/21		2,110	2,173
Ally Financial, Inc.:
4.125% 2/13/22		8,795	8,707
4.625% 3/30/25		7,890	7,791
5.125% 9/30/24		19,101	19,555
8% 11/1/31		76,818	88,722
Credito Real S.A.B. de CV 7.5% 3/13/19 (h)		2,775	2,747
FCA Capital Ireland PLC 1.375% 4/17/20 (Reg. S)	EUR	12,200	13,115
Ford Credit Europe PLC 1.134% 2/10/22 (Reg. S)	EUR	7,000	7,356
General Motors Acceptance Corp. 8% 11/1/31		9,006	10,582
Navient Corp.:
5% 10/26/20		3,110	2,729
5.875% 10/25/24		6,710	5,368
SLM Corp.:
5.5% 1/25/23		22,735	18,357
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.: - continued
7.25% 1/25/22		$ 12,720	$ 11,893
8% 3/25/20		7,185	7,099
			225,644
Diversified Financial Services - 1.0%
Cimpor Financial Operations BV 5.75% 7/17/24 (h)		2,880	1,915
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		7,260	7,195
5.875% 2/1/22		18,530	18,113
6% 8/1/20		25,690	25,906
MSCI, Inc.:
5.25% 11/15/24 (h)		2,735	2,776
5.75% 8/15/25 (h)		2,685	2,752
Nationwide Building Society 4.125% 3/20/23 (Reg. S) (l)	EUR	13,250	15,270
TMK Capital SA:
6.75% 4/3/20 (Reg. S)		1,550	1,459
7.75% 1/27/18		2,845	2,826
Wendel SA 2.75% 10/2/24 (Reg. S)	EUR	6,400	7,028
			85,240
Insurance - 0.6%
Alliant Holdings Co.-Issuer, Inc. / Wayne Merger Sub, LLC 8.25% 8/1/23 (h)		10,645	10,006
Allianz SE 2.241% 7/7/45 (Reg. S) (l)	EUR	6,000	5,992
Assicurazioni Generali SpA 7.75% 12/12/42 (l)	EUR	3,600	4,772
Aviva PLC 3.375% 12/4/45 (Reg. S) (l)	EUR	2,450	2,537
Direct Line Insurance Group PLC 9.25% 4/27/42 (l)	GBP	1,000	1,809
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (h)		9,770	8,793
ING Verzekeringen NV 4.625% 4/8/44 (Reg. S) (l)	EUR	250	282
RSA Insurance Group PLC 5.125% 10/10/45 (Reg. S) (l)	GBP	5,096	7,277
SCOR SE 3% 6/8/46 (Reg. S) (l)	EUR	4,200	4,430
			45,898
Real Estate Investment Trusts - 0.5%
Crown Castle International Corp. 5.25% 1/15/23		13,295	13,976
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		700	706
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22		$ 4,335	$ 4,422
Omega Healthcare Investors, Inc. 5.875% 3/15/24		13,845	14,330
Prologis LP 3% 6/2/26	EUR	6,700	7,519
The GEO Group, Inc. 5.125% 4/1/23		1,910	1,810
			42,763
Real Estate Management & Development - 0.5%
CBRE Group, Inc.:
5% 3/15/23		9,605	9,654
5.25% 3/15/25		5,100	5,166
Deutsche Annington Finance BV:
1.625% 12/15/20 (Reg. S)	EUR	2,100	2,277
2.125% 7/9/22 (Reg. S)	EUR	2,924	3,200
3.125% 7/25/19	EUR	800	927
Grand City Properties SA 1.5% 4/17/25 (Reg. S)	EUR	6,000	5,877
Howard Hughes Corp. 6.875% 10/1/21 (h)		10,865	11,082
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		285	283
11.5% 7/20/20 (Reg. S)		15	16
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (h)		7,370	7,370
			45,852
TOTAL FINANCIALS			849,415
HEALTH CARE - 2.4%
Biotechnology - 0.0%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (h)		2,255	1,984
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 6.375% 7/1/23 (h)		1,935	1,809
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (h)		2,125	2,168
Hologic, Inc. 5.25% 7/15/22 (h)		4,650	4,743
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.5% 4/15/25 (h)		4,880	4,490
			13,210
Health Care Providers & Services - 1.4%
AmSurg Corp. 5.625% 7/15/22		4,130	4,089
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA Holdings, Inc.:
4.75% 5/1/23		$ 6,115	$ 6,054
5.25% 4/15/25		13,180	13,279
5.375% 2/1/25		8,650	8,542
5.875% 3/15/22		19,190	20,245
5.875% 5/1/23		7,155	7,334
5.875% 2/15/26		10,705	10,745
7.5% 2/15/22		12,110	13,412
HealthSouth Corp.:
5.75% 11/1/24		6,425	6,128
5.75% 11/1/24 (h)		2,755	2,628
InVentiv Health, Inc. 10% 8/15/18 (l)		905	896
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375% 8/1/23 (h)		4,215	4,110
Quintiles Transnational Corp. 4.875% 5/15/23 (h)		3,340	3,357
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		3,075	3,098
5.5% 2/1/21		2,250	2,323
Tenet Healthcare Corp. 6.875% 11/15/31		11,540	9,347
Truven Health Analytics, Inc. 10.625% 6/1/20		4,285	4,306
			119,893
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SA 3.375% 1/30/23 (Reg. S)	EUR	3,250	3,522
Pharmaceuticals - 0.8%
Concordia Healthcare Corp. 7% 4/15/23 (h)		2,090	1,813
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (h)		5,410	5,383
6% 2/1/25 (h)		6,115	6,023
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (h)(l)		2,295	2,215
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (h)		5,922	6,440
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (h)		5,455	5,128
5.625% 12/1/21 (h)		1,615	1,486
5.875% 5/15/23 (h)		19,615	17,506
6.125% 4/15/25 (h)		8,340	7,443
6.75% 8/15/21 (h)		4,210	4,063
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International, Inc.: - continued
7.5% 7/15/21 (h)		$ 1,555	$ 1,551
VPI Escrow Corp. 6.375% 10/15/20 (h)		7,970	7,691
			66,742
TOTAL HEALTH CARE			205,351
INDUSTRIALS - 3.6%
Aerospace & Defense - 0.3%
GenCorp, Inc. 7.125% 3/15/21		1,340	1,394
Huntington Ingalls Industries, Inc.:
5% 12/15/21 (h)		2,700	2,751
5% 11/15/25 (h)		3,965	4,024
KLX, Inc. 5.875% 12/1/22 (h)		11,260	10,697
Triumph Group, Inc. 4.875% 4/1/21		4,990	4,020
			22,886
Airlines - 0.5%
Air Canada:
5.375% 11/15/22 (h)		1,460	1,471
7.75% 4/15/21 (h)		3,800	3,952
Allegiant Travel Co. 5.5% 7/15/19		1,270	1,286
Aviation Capital Group Corp. 4.625% 1/31/18 (h)		3,555	3,626
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		599	619
6.125% 4/29/18		1,720	1,754
7.25% 11/10/19		3,649	4,115
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		7,462	8,594
8.021% 8/10/22		2,474	2,777
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 1/15/22		2,267	2,170
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		1,684	1,877
8.028% 11/1/17		448	485
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		3,904	4,490
Series 2012-2 Class B, 6.75% 12/3/22		1,636	1,730
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru certificates: - continued
Series 2013-1 Class B, 5.375% 5/15/23		$ 2,161	$ 2,161
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		3,354	3,539
			44,646
Building Products - 0.0%
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (h)		1,380	1,415
6.125% 4/1/25 (h)		1,380	1,418
			2,833
Commercial Services & Supplies - 0.5%
ADT Corp. 6.25% 10/15/21		13,075	13,657
APX Group, Inc. 8.75% 12/1/20		7,385	6,000
Cenveo Corp. 6% 8/1/19 (h)		2,480	1,748
Clean Harbors, Inc.:
5.125% 6/1/21		3,050	3,088
5.25% 8/1/20		3,395	3,463
Covanta Holding Corp.:
5.875% 3/1/24		3,120	2,808
7.25% 12/1/20		4,940	5,110
Garda World Security Corp. 7.25% 11/15/21 (h)		1,825	1,570
TMS International Corp. 7.625% 10/15/21 (h)		970	749
			38,193
Construction & Engineering - 0.1%
AECOM Technology Corp.:
5.75% 10/15/22		2,165	2,230
5.875% 10/15/24		1,855	1,892
Cementos Progreso Trust 7.125% 11/6/23 (h)		1,870	1,856
Odebrecht Finance Ltd. 4.375% 4/25/25 (h)		2,420	1,258
			7,236
Electrical Equipment - 0.1%
Sensata Technologies BV:
4.875% 10/15/23 (h)		2,505	2,436
5% 10/1/25 (h)		4,355	4,257
			6,693
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (h)		$ 1,490	$ 1,509
Machinery - 0.1%
Schaeffler Finance BV 4.75% 5/15/21 (h)		4,880	4,904
Terex Corp. 6% 5/15/21		4,755	4,375
			9,279
Marine - 0.0%
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (h)		1,529	765
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (h)		4,035	2,643
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21		530	53
			3,461
Professional Services - 0.1%
Bureau Veritas SA 3.125% 1/21/21 (Reg. S)	EUR	4,800	5,541
Road & Rail - 0.1%
JSC Georgian Railway 7.75% 7/11/22 (h)		1,800	1,822
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (h)		1,870	1,814
			3,636
Trading Companies & Distributors - 1.7%
Aircastle Ltd.:
4.625% 12/15/18		3,405	3,482
5.5% 2/15/22		4,250	4,356
6.25% 12/1/19		5,850	6,289
7.625% 4/15/20		3,750	4,219
Ashtead Capital, Inc. 5.625% 10/1/24 (h)		4,250	4,303
Glencore Finance (Europe) SA:
1.75% 3/17/25 (Reg. S)	EUR	4,000	2,728
3.375% 9/30/20 (Reg. S)	EUR	3,450	3,086
International Lease Finance Corp.:
4.625% 4/15/21		6,645	6,811
5.875% 4/1/19		15,778	16,725
5.875% 8/15/22		18,485	19,687
6.25% 5/15/19		19,100	20,461
8.25% 12/15/20		21,490	25,412
8.625% 1/15/22		22,645	27,400
NES Rentals Holdings, Inc. 7.875% 5/1/18 (h)		1,505	1,370
			146,329
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (h)		$ 5,478	$ 5,766
Autoridad del Canal de Panama 4.95% 7/29/35 (h)		1,890	1,936
			7,702
TOTAL INDUSTRIALS			299,944
INFORMATION TECHNOLOGY - 2.3%
Communications Equipment - 0.5%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (h)		4,579	4,825
8.875% 1/1/20 (h)		2,695	2,857
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (h)		7,155	7,388
Brocade Communications Systems, Inc. 4.625% 1/15/23		3,330	3,164
Lucent Technologies, Inc.:
6.45% 3/15/29		17,025	17,238
6.5% 1/15/28		6,255	6,286
			41,758
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
4.625% 2/15/20		4,785	4,947
5% 2/15/23		2,495	2,529
			7,476
Internet Software & Services - 0.2%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		3,595	3,703
j2 Global, Inc. 8% 8/1/20		3,460	3,616
VeriSign, Inc.:
4.625% 5/1/23		4,375	4,236
5.25% 4/1/25		4,270	4,313
			15,868
IT Services - 0.2%
CDW LLC/CDW Finance Corp. 5% 9/1/23		4,285	4,349
Ceridian HCM Holding, Inc. 11% 3/15/21 (h)		2,360	1,853
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
Everi Payments, Inc. 10% 1/15/22		$ 4,815	$ 4,237
First Data Corp. 5.375% 8/15/23 (h)		6,385	6,417
			16,856
Semiconductors & Semiconductor Equipment - 0.6%
Entegris, Inc. 6% 4/1/22 (h)		1,275	1,291
Micron Technology, Inc.:
5.25% 8/1/23 (h)		1,740	1,562
5.25% 1/15/24 (h)		3,675	3,234
5.5% 2/1/25		12,245	10,653
5.625% 1/15/26 (h)		3,250	2,811
5.875% 2/15/22		2,615	2,543
NXP BV/NXP Funding LLC:
4.625% 6/15/22 (h)		1,935	1,901
5.75% 2/15/21 (h)		5,005	5,205
5.75% 3/15/23 (h)		15,105	15,596
Qorvo, Inc.:
6.75% 12/1/23 (h)		1,370	1,397
7% 12/1/25 (h)		2,925	3,013
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (h)		4,190	4,358
			53,564
Software - 0.6%
Activision Blizzard, Inc.:
5.625% 9/15/21 (h)		18,545	19,426
6.125% 9/15/23 (h)		4,825	5,115
Blue Coat Systems, Inc. 8.375% 6/1/23 (h)		3,790	3,809
BMC Software Finance, Inc. 8.125% 7/15/21 (h)		10,116	6,727
BMC Software, Inc. 7.25% 6/1/18		850	701
Ensemble S Merger Sub, Inc. 9% 9/30/23 (h)		7,070	6,831
Italics Merger Sub, Inc. 7.125% 7/15/23 (h)		2,150	1,946
Nuance Communications, Inc. 5.375% 8/15/20 (h)		2,445	2,448
SS&C Technologies Holdings, Inc. 5.875% 7/15/23 (h)		3,370	3,480
			50,483
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman 4.75% 1/1/25		$ 4,335	$ 3,610
TOTAL INFORMATION TECHNOLOGY			189,615
MATERIALS - 3.3%
Chemicals - 1.3%
Albemarle Corp. U.S. 1.875% 12/8/21 (Reg. S)	EUR	8,900	9,312
Braskem Finance Ltd.:
5.375% 5/2/22 (h)		3,175	2,635
5.75% 4/15/21 (h)		2,020	1,757
6.45% 2/3/24		2,220	1,909
Chemtura Corp. 5.75% 7/15/21		2,355	2,367
Mexichem S.A.B. de CV 4.875% 9/19/22 (h)		2,000	1,990
Momentive Performance Materials, Inc.:
3.88% 10/24/21		44,218	30,510
4.69% 4/24/22		14,170	7,014
Nufarm Australia Ltd. 6.375% 10/15/19 (h)		2,020	2,000
OCP SA 5.625% 4/25/24 (h)		1,270	1,289
Platform Specialty Products Corp.:
6.5% 2/1/22 (h)		3,325	2,876
10.375% 5/1/21 (h)		1,275	1,272
PolyOne Corp. 5.25% 3/15/23		3,085	3,008
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (h)		1,615	1,567
Solvay SA:
1.625% 12/2/22 (Reg. S)	EUR	3,100	3,365
2.75% 12/2/27 (Reg. S)	EUR	4,300	4,703
SPCM SA 2.875% 6/15/23 (Reg. S)	EUR	2,670	2,771
TPC Group, Inc. 8.75% 12/15/20 (h)		7,335	4,768
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (h)		2,450	2,583
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (h)		13,010	13,140
5.625% 10/1/24 (h)		2,840	2,868
			103,704
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Construction Materials - 0.1%
CEMEX Finance LLC:
6% 4/1/24 (h)		$ 1,500	$ 1,286
9.375% 10/12/22 (h)		2,370	2,494
Prince Mineral Holding Corp. 11.5% 12/15/19 (h)		1,685	1,213
Union Andina de Cementos SAA 5.875% 10/30/21 (h)		2,055	1,983
			6,976
Containers & Packaging - 0.8%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (h)(l)		12,835	12,601
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (h)		9,740	9,083
6.25% 1/31/19 (h)		2,410	2,314
6.75% 1/31/21 (h)		4,915	4,718
7% 11/15/20 (h)		530	521
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (h)		5,435	5,374
6% 6/15/17 (h)		2,720	2,632
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (h)		2,060	1,689
Crown Cork & Seal, Inc.:
7.375% 12/15/26		11,295	12,142
7.5% 12/15/96		3,685	3,367
Graphic Packaging International, Inc. 4.75% 4/15/21		1,555	1,586
Sealed Air Corp. 5.25% 4/1/23 (h)		2,540	2,591
Silgan Holdings, Inc. 5% 4/1/20		9,600	9,768
			68,386
Metals & Mining - 1.0%
Aleris International, Inc. 6% 6/1/20 (h)		33	33
Alrosa Finance SA 7.75% 11/3/20 (h)		1,910	2,009
Compania Minera Ares SAC 7.75% 1/23/21 (h)		2,880	2,686
EVRAZ Group SA:
6.5% 4/22/20 (h)		7,845	7,351
9.5% 4/24/18 (Reg. S)		8,915	9,343
Evraz, Inc. NA Canada 7.5% 11/15/19 (h)		3,480	3,254
Ferrexpo Finance PLC:
10.375% 4/7/19 (h)		8,550	4,660
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Ferrexpo Finance PLC: - continued
10.375% 4/7/19 (h)		$ 750	$ 409
FMG Resources (August 2006) Pty Ltd. 9.75% 3/1/22 (h)		3,705	3,390
Gerdau Trade, Inc. 5.75% 1/30/21 (h)		1,495	1,185
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (h)		10,882	8,107
4.875% 10/7/20 (Reg. S)		400	298
GTL Trade Finance, Inc. 5.893% 4/29/24 (h)		3,675	2,609
Metalloinvest Finance Ltd. 5.625% 4/17/20 (h)		4,830	4,643
Metinvest BV:
8.75% 2/14/18 (Reg. S)		1,555	662
10.5% 11/28/17 (h)		11,098	4,939
10.5% 11/28/17 (Reg. S)		187	83
Mirabela Nickel Ltd. 1% 9/10/44 (h)		15	0
New Gold, Inc. 7% 4/15/20 (h)		1,480	1,332
Nord Gold NV 6.375% 5/7/18 (h)		2,425	2,439
Polyus Gold International Ltd.:
5.625% 4/29/20 (h)		8,885	8,507
5.625% 4/29/20 (Reg. S)		500	479
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		1,460	1,124
11.25% 10/15/18		7,091	5,283
Samarco Mineracao SA 5.75% 10/24/23 (h)		2,150	688
Southern Copper Corp. 7.5% 7/27/35		3,875	3,622
Vale Overseas Ltd.:
6.25% 1/11/16		1,750	1,750
6.875% 11/21/36		2,160	1,510
Vedanta Resources PLC 6% 1/31/19 (h)		3,600	2,279
			84,674
Paper & Forest Products - 0.1%
Boise Cascade Co. 6.375% 11/1/20		1,410	1,452
Mercer International, Inc.:
7% 12/1/19		3,105	3,113
7.75% 12/1/22		5,580	5,636
NewPage Corp.:
0% 5/1/12 (d)(l)		1,770	0
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
NewPage Corp.: - continued
11.375% 12/31/14 (d)		$ 4,404	$ 0
Sino-Forest Corp. 6.25% 10/21/17 (d)(h)		5,480	0
			10,201
TOTAL MATERIALS			273,941
TELECOMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 1.6%
Altice Financing SA:
6.5% 1/15/22 (h)		10,799	10,691
6.625% 2/15/23 (h)		8,265	8,162
7.875% 12/15/19 (h)		4,820	5,013
Altice Finco SA:
8.125% 1/15/24 (h)		8,730	8,446
9.875% 12/15/20 (h)		5,655	6,023
Citizens Communications Co.:
7.875% 1/15/27		4,895	4,014
9% 8/15/31		3,655	3,070
Eileme 2 AB 11.625% 1/31/20 (h)		9,395	9,959
FairPoint Communications, Inc. 8.75% 8/15/19 (h)		3,210	3,162
GCI, Inc. 6.875% 4/15/25		4,240	4,335
Level 3 Communications, Inc. 5.75% 12/1/22		4,685	4,790
Level 3 Financing, Inc.:
5.125% 5/1/23 (h)		4,340	4,307
5.375% 5/1/25 (h)		4,340	4,318
Lynx I Corp. 5.375% 4/15/21 (h)		2,898	2,992
Lynx II Corp. 6.375% 4/15/23 (h)		1,820	1,847
Qtel International Finance Ltd. 5% 10/19/25 (h)		2,155	2,325
Sable International Finance Ltd. 6.875% 8/1/22 (h)		14,960	14,436
Sprint Capital Corp.:
6.875% 11/15/28		23,680	16,517
8.75% 3/15/32		10,576	7,932
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (h)		1,880	1,716
U.S. West Communications:
6.875% 9/15/33		2,155	2,068
7.25% 9/15/25		535	569
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
U.S. West Communications: - continued
7.25% 10/15/35		$ 1,455	$ 1,430
UPCB Finance IV Ltd. 5.375% 1/15/25 (h)		4,635	4,368
Virgin Media Finance PLC 4.875% 2/15/22		5,445	4,935
			137,425
Wireless Telecommunication Services - 3.7%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	79,000	4,345
Comcel Trust 6.875% 2/6/24 (h)		2,775	2,137
Digicel Group Ltd.:
6% 4/15/21 (h)		870	733
6.75% 3/1/23 (h)		1,880	1,570
7% 2/15/20 (h)		980	892
7.125% 4/1/22 (h)		23,345	17,509
8.25% 9/30/20 (h)		22,700	18,728
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (Reg. S)		11,200	7,140
7.25% 10/15/20		7,495	6,558
7.5% 4/1/21		7,635	6,642
Millicom International Cellular SA:
4.75% 5/22/20 (h)		4,710	4,215
6% 3/15/25 (h)		7,780	6,613
6.625% 10/15/21 (h)		7,540	6,965
MTS International Funding Ltd. 8.625% 6/22/20 (h)		9,015	9,935
Neptune Finco Corp.:
6.625% 10/15/25 (h)		8,175	8,502
10.125% 1/15/23 (h)		8,455	8,814
10.875% 10/15/25 (h)		20,060	21,013
Sprint Communications, Inc. 6% 11/15/22		5,615	3,959
Sprint Corp.:
7.125% 6/15/24		19,540	14,093
7.625% 2/15/25		10,885	7,946
7.875% 9/15/23		10,870	8,163
T-Mobile U.S.A., Inc.:
6% 3/1/23		7,490	7,584
6.125% 1/15/22		7,790	8,004
6.25% 4/1/21		15,470	15,934
6.375% 3/1/25		33,465	33,800
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
T-Mobile U.S.A., Inc.: - continued
6.5% 1/15/24		$ 20,640	$ 21,053
6.625% 4/1/23		20,286	20,692
6.633% 4/28/21		7,440	7,719
6.731% 4/28/22		4,835	5,040
6.836% 4/28/23		5,580	5,775
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		1,630	1,589
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		2,150	2,322
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (h)		13,415	13,714
VimpelCom Holdings BV:
9% 2/13/18 (h)	RUB	60,220	781
9% 2/13/18 (Reg S.)	RUB	180,035	2,335
			312,814
TOTAL TELECOMMUNICATION SERVICES			450,239
UTILITIES - 1.7%
Electric Utilities - 0.1%
Hrvatska Elektroprivreda 5.875% 10/23/22 (h)		755	763
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		1,350	1,592
Lamar Funding Ltd. 3.958% 5/7/25 (h)		1,875	1,666
RJS Power Holdings LLC 5.125% 7/15/19 (h)		4,245	3,184
			7,205
Gas Utilities - 0.1%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		507	516
Southern Natural Gas Co.:
7.35% 2/15/31		6,645	6,100
8% 3/1/32		3,400	3,339
			9,955
Independent Power and Renewable Electricity Producers - 1.5%
Dynegy, Inc.:
7.375% 11/1/22		3,460	3,010
7.625% 11/1/24		5,310	4,539
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power and Renewable Electricity Producers - continued
Energy Future Holdings Corp.:
10.875% 11/1/17 (d)		$ 10,985	$ 10,765
11.25% 11/1/17 pay-in-kind (d)(l)		8,822	8,646
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (d)		24,490	25,898
12.25% 3/1/22 (d)(h)		22,732	24,209
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		1,815	1,860
PPL Energy Supply LLC 6.5% 6/1/25 (h)		3,425	2,261
TerraForm Power Operating LLC:
5.875% 2/1/23 (h)		2,680	2,218
6.125% 6/15/25 (h)		1,345	1,083
The AES Corp.:
4.875% 5/15/23		5,485	4,799
5.5% 3/15/24		2,635	2,352
TXU Corp.:
5.55% 11/15/14 (d)		1,864	1,528
6.5% 11/15/24 (d)		15,240	12,497
6.55% 11/15/34 (d)		29,755	24,399
			130,064
TOTAL UTILITIES			147,224
TOTAL NONCONVERTIBLE BONDS			3,704,499
TOTAL CORPORATE BONDS (Cost $3,910,830)			3,705,115
U.S. Government and Government Agency Obligations - 13.9%

U.S. Government Agency Obligations - 0.4%
Federal Home Loan Bank 1% 6/21/17		8,670	8,666
Tennessee Valley Authority:
1.75% 10/15/18		15,059	15,213
4.25% 9/15/65		9,229	9,043
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency Obligations - continued
Tennessee Valley Authority: - continued
5.25% 9/15/39		$ 1,138	$ 1,376
5.375% 4/1/56		3,247	3,879
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			38,177
U.S. Treasury Inflation-Protected Obligations - 0.4%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		23,644	20,582
1.375% 2/15/44		12,298	12,493
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			33,075
U.S. Treasury Obligations - 12.3%
U.S. Treasury Bonds:
2.875% 8/15/45		10,913	10,578
3% 11/15/45		2,500	2,488
3.375% 5/15/44		5,044	5,403
3.625% 2/15/44		66,001	74,104
4.25% 5/15/39		20,000	24,661
5.25% 2/15/29		14,703	19,264
5.375% 2/15/31 (j)(k)		16,479	22,343
6.125% 8/15/29 (j)		9,280	13,172
7.5% 11/15/24		5,690	8,115
7.875% 2/15/21		6,800	8,810
8.125% 5/15/21		9,286	12,251
U.S. Treasury Notes:
0.5% 7/31/17		4,952	4,915
0.75% 4/15/18		5,653	5,599
0.875% 8/15/17		24,906	24,852
0.875% 11/30/17 (g)		25,344	25,273
0.875% 1/31/18		8,149	8,109
0.875% 7/31/19		34,096	33,330
1% 5/31/18		27,497	27,359
1.125% 6/15/18		14,708	14,675
1.25% 12/15/18		14,666	14,637
1.375% 2/28/19		41,776	41,755
1.375% 3/31/20		4,936	4,876
1.375% 4/30/20		68,784	67,909
1.5% 12/31/18		3,624	3,641
1.5% 1/31/19		18,339	18,406
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.5% 1/31/22		$ 25,140	$ 24,442
1.625% 4/30/19		37,973	38,201
1.625% 6/30/19		39,152	39,335
1.625% 12/31/19		10,776	10,779
1.625% 6/30/20		6,769	6,743
1.625% 11/30/20		19,291	19,182
1.75% 9/30/19		39,910	40,188
1.75% 12/31/20		6,000	5,995
1.75% 3/31/22		3,760	3,703
1.875% 8/31/17		7,700	7,807
1.875% 9/30/17		5,400	5,477
1.875% 10/31/17		82,864	84,080
2% 5/31/21		24,000	24,169
2% 11/30/22		74,048	73,644
2% 8/15/25		23,875	23,278
2.125% 6/30/21		11,000	11,141
2.125% 12/31/22		5,000	5,010
2.25% 3/31/21		34,137	34,841
2.25% 4/30/21		45,402	46,317
2.25% 11/15/24		6,266	6,262
2.25% 11/15/25		4,000	3,991
2.375% 8/15/24		1,552	1,568
3.5% 2/15/18		18,226	19,143
TOTAL U.S. TREASURY OBLIGATIONS			1,031,821
Other Government Related - 0.8%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.637% 12/7/20 (NCUA Guaranteed) (l)		1,784	1,779
Series 2011-R1 Class 1A, 0.7186% 1/8/20 (NCUA Guaranteed) (l)		3,969	3,979
Series 2011-R4 Class 1A, 0.6486% 3/6/20 (NCUA Guaranteed) (l)		1,271	1,272
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Other Government Related - continued
National Credit Union Administration Guaranteed Notes Master Trust:
2.35% 6/12/17 (NCUA Guaranteed)		$ 31,000	$ 31,686
3.45% 6/12/21 (NCUA Guaranteed)		25,300	27,434
TOTAL OTHER GOVERNMENT RELATED			66,150
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,156,603)			1,169,223
U.S. Government Agency - Mortgage Securities - 1.0%

Fannie Mae - 0.5%
1.99% 11/1/35 (l)		350	364
2.026% 9/1/33 (l)		409	425
2.115% 10/1/35 (l)		23	24
2.19% 3/1/37 (l)		25	27
2.204% 1/1/35 (l)		193	202
2.215% 2/1/36 (l)		11	12
2.278% 6/1/47 (l)		143	151
2.29% 11/1/33 (l)		50	52
2.302% 6/1/36 (l)		45	48
2.351% 7/1/35 (l)		153	161
2.358% 3/1/33 (l)		93	98
2.372% 2/1/37 (l)		452	479
2.393% 9/1/36 (l)		77	80
2.419% 11/1/36 (l)		36	38
2.51% 4/1/36 (l)		270	286
2.525% 5/1/36 (l)		38	40
2.557% 6/1/42 (l)		312	319
2.686% 2/1/42 (l)		1,811	1,871
2.759% 1/1/42 (l)		1,614	1,673
2.903% 8/1/35 (l)		471	500
2.951% 11/1/40 (l)		192	199
2.98% 9/1/41 (l)		221	230
2.991% 10/1/41 (l)		90	94
3.242% 7/1/41 (l)		352	370
3.347% 10/1/41 (l)		182	190
3.5% 1/1/26 to 9/1/26		84	88
3.553% 7/1/41 (l)		413	434
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (e)	Value (000s)
Fannie Mae - continued
4.5% 7/1/33 to 4/1/39		$ 19,301	$ 20,975
5% 5/1/22 to 7/1/35		4,429	4,881
5.5% 10/1/20 to 1/1/29		3,222	3,493
6% 6/1/16 to 10/1/16		5	5
6.5% 6/1/16 to 8/1/36		4,410	5,083
7.5% 1/1/28		29	34
TOTAL FANNIE MAE			42,926
Freddie Mac - 0.1%
1.825% 3/1/37 (l)		17	18
1.925% 3/1/35 (l)		112	116
1.985% 1/1/36 (l)		86	90
2.034% 2/1/37 (l)		52	54
2.095% 8/1/37 (l)		77	81
2.114% 1/1/37 (l)		269	281
2.175% 6/1/37 (l)		30	31
2.246% 5/1/37 (l)		77	81
2.275% 6/1/33 (l)		228	239
2.333% 4/1/37 (l)		90	95
2.35% 7/1/35 (l)		152	159
2.364% 10/1/42 (l)		1,834	1,944
2.403% 10/1/36 (l)		304	319
2.415% 6/1/37 (l)		253	269
2.426% 10/1/35 (l)		133	140
2.436% 5/1/37 (l)		70	74
2.483% 5/1/37 (l)		820	869
2.507% 6/1/37 (l)		52	55
2.51% 5/1/37 (l)		332	352
2.511% 2/1/36 (l)		5	6
2.595% 4/1/37 (l)		9	9
2.615% 9/1/35 (l)		62	65
2.795% 7/1/36 (l)		76	81
2.798% 7/1/35 (l)		199	211
3.078% 9/1/41 (l)		1,971	2,044
3.211% 9/1/41 (l)		231	241
3.226% 4/1/41 (l)		236	246
3.239% 10/1/35 (l)		43	46
3.298% 6/1/41 (l)		262	275
3.451% 5/1/41 (l)		197	205
3.618% 6/1/41 (l)		373	393
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (e)	Value (000s)
Freddie Mac - continued
3.704% 5/1/41 (l)		$ 309	$ 326
6% 1/1/24		1,147	1,250
6.5% 2/1/16 to 3/1/22		415	449
8.5% 3/1/20		0	0
TOTAL FREDDIE MAC			11,114
Ginnie Mae - 0.4%
4.3% 8/20/61 (q)		3,068	3,186
4.649% 2/20/62 (q)		2,166	2,290
4.682% 2/20/62 (q)		2,825	2,976
4.684% 1/20/62 (q)		13,239	13,933
5.47% 8/20/59 (q)		991	1,014
5.5% 11/15/35		1,715	1,925
5.612% 4/20/58 (q)		408	412
6% 6/15/36		3,506	4,032
7% 9/15/25 to 8/15/31		22	25
7.5% 2/15/22 to 8/15/28		42	49
8% 12/15/26		0	0
TOTAL GINNIE MAE			29,842
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $83,160)			83,882
Collateralized Mortgage Obligations - 3.7%

U.S. Government Agency - 3.7%
Fannie Mae:
floater Series 2010-15 Class FJ, 1.3516% 6/25/36 (l)		4,062	4,137
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		5	5
Series 2003-70 Class BJ, 5% 7/25/33		420	463
Series 2005-19 Class PA, 5.5% 7/25/34		1,348	1,440
Series 2005-27 Class NE, 5.5% 5/25/34		1,157	1,189
Series 2005-64 Class PX, 5.5% 6/25/35		1,340	1,455
Series 2005-68 Class CZ, 5.5% 8/25/35		3,551	3,945
Series 2010-118 Class PB, 4.5% 10/25/40		3,310	3,507
Series 2015-54 Class GA, 2.5% 7/25/45		5,304	5,347
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		27	28
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23		$ 881	$ 958
Series 2004-91 Class Z, 5% 12/25/34		3,762	4,151
Series 2005-117 Class JN, 4.5% 1/25/36		808	869
Series 2005-14 Class ZB, 5% 3/25/35		1,388	1,531
Series 2006-72 Class CY, 6% 8/25/26		1,187	1,299
Series 2009-59 Class HB, 5% 8/25/39		1,944	2,145
Series 2009-85 Class IB, 4.5% 8/25/24 (n)		237	18
Series 2009-93 Class IC, 4.5% 9/25/24 (n)		358	26
Series 2010-139 Class NI, 4.5% 2/25/40 (n)		2,400	319
Series 2010-39 Class FG, 1.3416% 3/25/36 (l)		2,616	2,681
Series 2010-97 Class CI, 4.5% 8/25/25 (n)		779	56
Series 2011-67 Class AI, 4% 7/25/26 (n)		692	75
Series 2012-27 Class EZ, 4.25% 3/25/42		3,646	4,026
Freddie Mac:
floater:
Series 2630 Class FL, 0.8305% 6/15/18 (l)		9	9
Series 2711 Class FC, 1.2305% 2/15/33 (l)		1,494	1,519
floater planned amortization class Series 2770 Class FH, 0.7305% 3/15/34 (l)		1,663	1,675
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		53	57
Series 2376 Class JE, 5.5% 11/15/16		17	17
Series 2381 Class OG, 5.5% 11/15/16		7	7
Series 2425 Class JH, 6% 3/15/17		28	29
Series 2996 Class MK, 5.5% 6/15/35		138	153
Series 3415 Class PC, 5% 12/15/37		636	680
Series 3763 Class QA, 4% 4/15/34		1,369	1,405
Series 3840 Class VA, 4.5% 9/15/27		1,824	1,939
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		1,728	1,755
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		6,344	7,076
Series 2303 Class ZV, 6% 4/15/31		135	147
Series 2877 Class ZD, 5% 10/15/34		4,493	4,946
Series 3745 Class KV, 4.5% 12/15/26		3,250	3,529
Series 3843 Class PZ, 5% 4/15/41		1,061	1,239
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.7068% 7/20/37 (l)		840	846
Series 2008-2 Class FD, 0.6868% 1/20/38 (l)		210	211
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2008-73 Class FA, 1.0668% 8/20/38 (l)		$ 1,306	$ 1,333
Series 2008-83 Class FB, 1.1068% 9/20/38 (l)		1,259	1,286
Series 2009-108 Class CF, 0.9445% 11/16/39 (l)		1,021	1,031
Series 2009-116 Class KF, 0.8745% 12/16/39 (l)		794	801
Series 2010-H17 Class FA, 0.5235% 7/20/60 (l)(q)		4,577	4,520
Series 2010-H18 Class AF, 0.4947% 9/20/60 (l)(q)		5,465	5,386
Series 2010-H19 Class FG, 0.4947% 8/20/60 (l)(q)		6,521	6,435
Series 2010-H27 Series FA, 0.5747% 12/20/60 (l)(q)		2,077	2,050
Series 2011-H05 Class FA, 0.6947% 12/20/60 (l)(q)		3,518	3,496
Series 2011-H07 Class FA, 0.692% 2/20/61 (l)(q)		6,706	6,676
Series 2011-H12 Class FA, 0.682% 2/20/61 (l)(q)		8,259	8,178
Series 2011-H13 Class FA, 0.6947% 4/20/61 (l)(q)		3,137	3,116
Series 2011-H14:
Class FB, 0.6947% 5/20/61 (l)(q)		3,634	3,610
Class FC, 0.6947% 5/20/61 (l)(q)		3,354	3,335
Series 2011-H17 Class FA, 0.7247% 6/20/61 (l)(q)		4,430	4,395
Series 2011-H21 Class FA, 0.7947% 10/20/61 (l)(q)		4,840	4,830
Series 2012-H01 Class FA, 0.8947% 11/20/61 (l)(q)		4,103	4,102
Series 2012-H03 Class FA, 0.8947% 1/20/62 (l)(q)		2,629	2,635
Series 2012-H06 Class FA, 0.8247% 1/20/62 (l)(q)		3,975	3,973
Series 2012-H07 Class FA, 0.8247% 3/20/62 (l)(q)		2,462	2,459
Series 2013-H19:
Class FC, 0.7947% 8/20/63 (l)(q)		551	550
Class FD, 0.7947% 8/20/63 (l)(q)		1,538	1,534
Series 2015-H13 Class FL, 0.472% 5/20/63 (l)(q)		17,887	17,843
Series 2015-H19 Class FA, 0.392% 4/20/63 (l)(q)		17,095	17,031
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		86	87
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (n)		1,592	216
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40		4,910	5,356
Series 2014-H12 Class KA, 2.75% 5/20/64 (q)		2,844	2,895
Series 2010-H15 Class TP, 5.15% 8/20/60 (q)		10,568	11,212
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2010-H17 Class XP, 5.3015% 7/20/60 (l)(q)		$ 14,059	$ 14,876
Series 2010-H18 Class PL, 5.01% 9/20/60 (l)(q)		10,616	11,259
Series 2012-64 Class KB, 7.0242% 5/20/41 (l)		534	629
Series 2013-124:
Class ES, 8.391% 4/20/39 (l)(o)		4,219	4,643
Class ST, 8.5243% 8/20/39 (l)(o)		7,926	9,170
Series 2015-H17 Class HA, 2.5% 5/20/65 (q)		9,928	10,049
Series 2015-H21:
Class HA, 2.5% 6/20/63 (q)		30,308	30,674
Class JA, 2.5% 6/20/65 (q)		2,863	2,897
Series 2015-H30 Class HA, 1.75% 9/20/62 (l)(q)		19,711	19,497
Series 2090-118 Class XZ, 5% 12/20/39		5,128	5,997
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $306,804)			306,971
Commercial Mortgage Securities - 1.8%

Freddie Mac:
pass-thru certificates floater Series KF01 Class A, 0.542% 4/25/19 (l)		62	62
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		2,480	2,680
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		14,020	15,098
Series K009 Class A2, 3.808% 8/25/20		20,970	22,452
Series K027 Class A2, 2.637% 1/25/23		2,736	2,731
Series K029 Class A2, 3.32% 2/25/23 (l)		1,343	1,401
Series K034 Class A1, 2.669% 2/25/23		8,885	9,085
Series K717 Class A2, 2.991% 9/25/21		8,618	8,845
Series K039 Class A2, 3.303% 7/25/24		16,000	16,451
Series K042 Class A2, 2.67% 12/25/24		13,200	12,982
Series K501 Class A2, 1.655% 11/25/16		5,206	5,217
Series K714 Class A2, 3.034% 10/25/20		14,000	14,474
Series K716 Class A2, 3.13% 6/25/21		10,900	11,275
Series K720 Class A2, 2.716% 6/25/22		5,706	5,740
Commercial Mortgage Securities - continued
		Principal Amount (000s) (e)	Value (000s)
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series K718 Class A2, 2.791% 1/25/22		$ 13,947	$ 14,139
Series K044 Class A2, 2.811% 1/25/25		12,200	12,012
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $155,835)			154,644
Foreign Government and Government Agency Obligations - 15.4%

Argentine Republic:
7% 4/17/17		59,755	60,449
8.28% 12/31/33 (d)		4,220	4,853
8.75% 6/2/17 (d)		7,725	8,826
Australian Commonwealth:
3.25% 4/21/25 (Reg. S)	AUD	18,475	13,926
4.25% 7/21/17	AUD	34,850	26,247
4.25% 4/21/26	AUD	20,000	16,328
Azerbaijan Republic 4.75% 3/18/24 (h)		1,390	1,297
Banco Central del Uruguay:
value recovery A rights 1/2/21 (a)(p)		500,000	0
value recovery B rights 1/2/21 (a)(p)		750,000	0
Belarus Republic 8.95% 1/26/18		12,800	13,085
Brazilian Federative Republic:
4.25% 1/7/25		5,490	4,419
5.625% 1/7/41		10,315	7,478
7.125% 1/20/37		12,155	10,484
8.25% 1/20/34		15,480	14,900
Buenos Aires Province:
9.375% 9/14/18 (h)		3,975	4,055
9.95% 6/9/21 (h)		2,335	2,385
10.875% 1/26/21 (Reg. S)		13,561	14,307
Buoni del Tesoro Poliennali:
1.05% 12/1/19	EUR	16,150	17,981
1.25% 9/15/32 (h)	EUR	10,000	11,234
1.45% 9/15/22	EUR	17,250	19,241
1.65% 3/1/32	EUR	2,750	2,839
2.5% 12/1/24	EUR	16,250	19,179
4.5% 3/1/24	EUR	18,650	25,178
Canadian Government:
1.5% 2/1/17	CAD	40,350	29,482
1.5% 3/1/20	CAD	25,000	18,704
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Canadian Government: - continued
1.5% 6/1/26	CAD	$ 21,800	$ 15,708
3.5% 12/1/45	CAD	9,200	8,625
Central Bank of Nigeria warrants 11/15/20 (a)(p)		6,250	302
City of Buenos Aires:
8.95% 2/19/21 (h)		4,385	4,626
9.95% 3/1/17 (h)		2,370	2,456
Colombian Republic:
4.375% 3/21/23	COP	23,694,000	6,225
5% 6/15/45		1,425	1,190
5.625% 2/26/44		1,425	1,300
7.375% 9/18/37		1,800	1,985
10.375% 1/28/33		7,000	9,870
Congo Republic 4% 6/30/29 (f)		14,223	11,165
Costa Rican Republic:
4.25% 1/26/23 (h)		1,510	1,321
5.625% 4/30/43 (h)		640	456
7% 4/4/44 (h)		4,285	3,573
7.158% 3/12/45 (h)		300	251
Croatia Republic:
5.5% 4/4/23 (h)		1,350	1,371
6% 1/26/24 (h)		1,300	1,354
6.375% 3/24/21 (h)		1,795	1,906
6.625% 7/14/20 (h)		1,155	1,238
6.75% 11/5/19 (h)		1,110	1,189
Danish Kingdom 1.75% 11/15/25	DKK	72,000	11,270
Democratic Socialist Republic of Sri Lanka:
6% 1/14/19 (h)		685	671
6.25% 10/4/20 (h)		3,105	2,993
6.25% 7/27/21 (h)		1,190	1,131
Dominican Republic:
1.4674% 8/30/24 (l)		10,233	10,016
5.5% 1/27/25 (h)		1,685	1,622
6.85% 1/27/45 (h)		4,430	4,175
7.45% 4/30/44 (h)		5,725	5,768
7.5% 5/6/21 (h)		3,790	4,065
El Salvador Republic 7.625% 2/1/41 (h)		770	645
Georgia Republic 6.875% 4/12/21 (h)		1,400	1,447
German Federal Republic:
0.25% 10/16/20	EUR	250	275
0.5% 2/15/25	EUR	450	486
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
German Federal Republic: - continued
2% 8/15/23	EUR	$ 600	$ 735
2.5% 8/15/46	EUR	12,525	16,978
Hong Kong Government SAR 1.32% 12/23/19	HKD	21,000	2,748
Hungarian Republic:
5.375% 3/25/24		2,142	2,345
5.75% 11/22/23		3,476	3,889
7.625% 3/29/41		3,201	4,331
Indonesian Republic:
3.375% 4/15/23 (h)		2,040	1,896
4.75% 1/8/26 (h)		2,120	2,094
5.25% 1/17/42 (h)		1,985	1,792
5.375% 10/17/23		1,850	1,923
5.95% 1/8/46 (h)		2,075	2,043
6.625% 2/17/37 (h)		3,695	3,872
6.75% 1/15/44 (h)		1,725	1,849
7.75% 1/17/38 (h)		7,525	8,803
8.5% 10/12/35 (Reg. S)		6,195	7,705
Irish Republic:
2% 2/18/45 (Reg.S)	EUR	5,850	6,096
2.4% 5/15/30 (Reg. S)	EUR	9,650	11,450
Islamic Republic of Pakistan:
7.125% 3/31/16 (h)		9,605	9,618
7.25% 4/15/19 (h)		7,240	7,374
8.25% 4/15/24 (h)		1,500	1,538
8.25% 9/30/25 (h)		2,145	2,180
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		28,730	34,431
5.5% 12/4/23		12,385	14,903
Italian Republic 4.75% 9/1/44	EUR	5,700	8,749
Ivory Coast 5.75% 12/31/32		7,875	7,000
Japan Government:
0.1% 2/15/16	JPY	2,600,000	21,635
0.1% 3/15/16	JPY	2,500,000	20,805
0.1% 8/15/16	JPY	490,000	4,080
0.1% 12/15/16	JPY	1,796,000	14,962
0.3% 6/20/16	JPY	777,000	6,474
0.9% 6/20/22	JPY	5,502,800	48,289
1.5% 12/20/44	JPY	2,215,000	19,480
1.9% 9/20/30	JPY	8,235,000	81,137
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Jordanian Kingdom:
2.503% 10/30/20		$ 25,601	$ 26,250
3% 6/30/25		8,712	8,962
Kazakhstan Republic:
5.125% 7/21/25 (h)		2,350	2,316
6.5% 7/21/45 (h)		2,120	2,084
Kingdom of Norway 3.75% 5/25/21	NOK	36,000	4,645
Lebanese Republic:
4% 12/31/17		6,214	6,130
5.45% 11/28/19		1,430	1,404
New Zealand Government 6% 5/15/21	NZD	8,000	6,274
Panamanian Republic:
6.7% 1/26/36		995	1,182
8.875% 9/30/27		500	691
9.375% 4/1/29		875	1,260
Peruvian Republic 4% 3/7/27 (f)		5,671	5,671
Philippine Republic:
7.75% 1/14/31		1,810	2,543
9.5% 2/2/30		2,075	3,268
Provincia de Cordoba 12.375% 8/17/17 (h)		6,605	6,836
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		4,083	3,931
Republic of Armenia:
6% 9/30/20 (h)		5,671	5,499
7.15% 3/26/25 (h)		3,580	3,459
Republic of Iraq 5.8% 1/15/28 (Reg. S)		12,320	8,292
Republic of Nigeria 5.125% 7/12/18 (h)		3,000	2,858
Republic of Serbia:
6.75% 11/1/24 (h)		7,721	7,856
7.25% 9/28/21 (h)		2,500	2,826
Republic of Singapore 3.25% 9/1/20	SGD	25,500	19,027
Romanian Republic:
4.375% 8/22/23 (h)		2,120	2,207
6.125% 1/22/44 (h)		1,620	1,895
Russian Federation:
4.875% 9/16/23 (h)		3,920	3,983
5% 4/29/20 (h)		2,125	2,193
5.625% 4/4/42 (h)		3,200	3,027
5.875% 9/16/43 (h)		6,000	5,836
12.75% 6/24/28 (Reg. S)		19,485	30,799
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Spanish Kingdom:
1.15% 7/30/20	EUR	$ 26,800	$ 29,737
2.75% 10/31/24 (Reg. S)	EUR	17,550	20,809
5.15% 10/31/44	EUR	2,500	3,848
Sweden Kingdom 3.5% 6/1/22	SEK	135,350	18,934
Switzerland Confederation 4.25% 6/5/17	CHF	23,900	25,556
Turkish Republic:
4.875% 4/16/43		2,135	1,879
5.125% 3/25/22		1,195	1,226
5.625% 3/30/21		4,015	4,245
6.25% 9/26/22		2,890	3,137
6.75% 4/3/18		1,820	1,958
6.75% 5/30/40		3,520	3,912
6.875% 3/17/36		3,790	4,244
7% 3/11/19		2,345	2,565
7.25% 3/5/38		2,605	3,052
7.375% 2/5/25		2,835	3,310
7.5% 11/7/19		5,455	6,117
8% 2/14/34		2,075	2,594
11.875% 1/15/30		3,695	6,055
Ukraine Government:
0% 5/31/40 (h)(l)		2,209	873
7.75% 9/1/19 (h)		246	228
7.75% 9/1/20 (h)		1,142	1,051
7.75% 9/1/21 (h)		1,089	989
7.75% 9/1/22 (h)		1,089	986
7.75% 9/1/23 (h)		1,089	969
7.75% 9/1/24 (h)		1,089	964
7.75% 9/1/25 (h)		1,089	958
7.75% 9/1/26 (h)		1,089	948
7.75% 9/1/27 (h)		1,089	947
United Kingdom, Great Britain and Northern Ireland:
2% 9/7/25(Reg. S)	GBP	8,250	12,227
3.5% 7/22/68	GBP	10,000	19,061
4.25% 3/7/36	GBP	5,300	9,858
United Mexican States:
4% 10/2/23		3,410	3,454
4.6% 1/23/46		1,820	1,611
4.75% 3/8/44		1,451	1,322
5.55% 1/21/45		2,180	2,235
6.05% 1/11/40		1,804	1,975
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
United Mexican States: - continued
6.5% 6/10/21	MXN	$ 63,325	$ 3,801
United Republic of Tanzania 6.5375% 3/9/20 (l)		625	589
Uruguay Republic 7.875% 1/15/33 pay-in-kind		3,100	3,859
Venezuelan Republic:
oil recovery rights 4/15/20 (p)		97,601	634
5.75% 2/26/16 (Reg S.)		24,510	21,998
9.25% 9/15/27		3,245	1,330
11.75% 10/21/26 (Reg. S)		3,025	1,346
11.95% 8/5/31 (Reg. S)		12,055	5,334
12.75% 8/23/22		4,210	1,884
Vietnamese Socialist Republic:
1.3725% 3/12/16 (l)		647	640
4% 3/12/28 (f)		13,892	13,544
4.8% 11/19/24 (h)		590	567
6.75% 1/29/20 (h)		2,545	2,789
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,320,340)			1,296,109
Supranational Obligations - 0.0%

European Bank for Reconstruction & Development 6% 3/3/16 (Cost $1,483)	INR	95,000	1,434
Common Stocks - 5.0%
	Shares
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.3%
Chassix Holdings, Inc.	302,830	8,609
Chassix Holdings, Inc. warrants (a)	16,209	33
Delphi Automotive PLC	73,500	6,301
Exide Technologies	3,795	0
Exide Technologies	12,652	0
Lear Corp.	33,400	4,103
Tenneco, Inc. (a)	117,300	5,385
		24,431
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Automobiles - 0.0%
General Motors Co.	4,305	$ 146
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(t)	32,078	398
Hotels, Restaurants & Leisure - 0.3%
Extended Stay America, Inc. unit	534,200	8,494
Fiesta Restaurant Group, Inc. (a)	97,500	3,276
Station Holdco LLC (a)(r)(t)	4,989,172	17,362
Station Holdco LLC (a)(s)(t)	37,963	132
Station Holdco LLC:
unit (a)(s)(t)	57,186	32
warrants 6/15/18 (a)(r)(t)	198,954	111
		29,407
Household Durables - 0.3%
CalAtlantic Group, Inc.	155,500	5,897
Harman International Industries, Inc.	84,800	7,989
Lennar Corp. Class A	210,400	10,291
Taylor Morrison Home Corp. (a)	323,500	5,176
		29,353
Media - 0.4%
AMC Networks, Inc. Class A (a)	133,400	9,962
Naspers Ltd. Class N	73,600	10,060
Sinclair Broadcast Group, Inc. Class A	387,900	12,622
		32,644
Specialty Retail - 0.1%
Office Depot, Inc. (a)	1,210,500	6,827
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp. (a)(g)	67,000	3,162
Michael Kors Holdings Ltd. (a)	72,900	2,920
		6,082
TOTAL CONSUMER DISCRETIONARY		129,288
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Ovation Acquisition I LLC (t)	1,446,490	14
Food Products - 0.0%
Reddy Ice Holdings, Inc. (a)	142,776	71
TOTAL CONSUMER STAPLES		85
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Hornbeck Offshore Services, Inc. (a)	108,700	$ 1,080
Oil, Gas & Consumable Fuels - 0.0%
Crestwood Equity Partners LP	60,500	1,257
Southwestern Energy Co. (a)(g)	140,900	1,002
		2,259
TOTAL ENERGY		3,339
FINANCIALS - 0.2%
Capital Markets - 0.1%
Penson Worldwide, Inc. Class A (a)	3,883,237	0
The Blackstone Group LP	178,200	5,211
Consumer Finance - 0.1%
OneMain Holdings, Inc. (a)	206,600	8,582
TOTAL FINANCIALS		13,793
HEALTH CARE - 1.0%
Biotechnology - 0.4%
Biogen, Inc. (a)	37,700	11,549
Celgene Corp. (a)	97,100	11,629
Gilead Sciences, Inc.	121,400	12,284
		35,462
Health Care Providers & Services - 0.2%
HCA Holdings, Inc. (a)	206,800	13,986
Rotech Healthcare, Inc. (a)	68,276	2,170
		16,156
Pharmaceuticals - 0.4%
Allergan PLC (a)	58,800	18,375
Endo Health Solutions, Inc. (a)	113,300	6,936
Teva Pharmaceutical Industries Ltd. sponsored ADR	80,100	5,258
		30,569
TOTAL HEALTH CARE		82,187
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 0.5%
Airlines - 0.1%
Air Canada (a)	806,200	$ 5,949
Delta Air Lines, Inc.	78,000	3,954
		9,903
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. (a)(t)	9,383,257	563
Marine - 0.0%
U.S. Shipping Partners Corp. (a)	12,063	2
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	112,939	0
		2
Road & Rail - 0.0%
Avis Budget Group, Inc. (a)	75,700	2,747
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	123,200	4,125
HD Supply Holdings, Inc. (a)	281,900	8,465
Penhall Acquisition Co.:
Class A (a)	6,088	482
Class B (a)	2,029	161
United Rentals, Inc. (a)	156,200	11,331
		24,564
Transportation Infrastructure - 0.1%
DeepOcean Group Holding BV (a)(h)	406,682	3,659
TOTAL INDUSTRIALS		41,438
INFORMATION TECHNOLOGY - 1.5%
Electronic Equipment & Components - 0.1%
CDW Corp.	221,500	9,312
Internet Software & Services - 0.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	245,200	19,927
Alphabet, Inc. Class A (a)	16,900	13,148
Baidu.com, Inc. sponsored ADR (a)	27,100	5,123
Facebook, Inc. Class A (a)	78,700	8,237
		46,435
IT Services - 0.1%
MasterCard, Inc. Class A	64,900	6,319
PayPal Holdings, Inc. (a)	140,000	5,068
		11,387
Semiconductors & Semiconductor Equipment - 0.6%
Avago Technologies Ltd.	95,500	13,862
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cypress Semiconductor Corp.	5,171	$ 51
MagnaChip Semiconductor Corp. (a)(g)	49,030	259
NXP Semiconductors NV (a)	91,704	7,726
Qorvo, Inc. (a)	255,027	12,981
Skyworks Solutions, Inc.	210,900	16,203
		51,082
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.	81,200	8,547
TOTAL INFORMATION TECHNOLOGY		126,763
MATERIALS - 0.2%
Chemicals - 0.1%
LyondellBasell Industries NV Class A	41,300	3,589
Containers & Packaging - 0.1%
WestRock Co.	210,588	9,607
Metals & Mining - 0.0%
Aleris International, Inc. (a)(t)	38,307	411
Mirabela Nickel Ltd. (a)	2,473,165	150
		561
TOTAL MATERIALS		13,757
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	272,900	10,676
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	265
TOTAL COMMON STOCKS (Cost $447,773)		421,591
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (a)	57,438	483
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Allergan PLC 5.50%	8,700	$ 8,963
TOTAL CONVERTIBLE PREFERRED STOCKS		9,446
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Capital Markets - 0.1%
Goldman Sachs Group, Inc. Series K 6.375%	218,984	6,086
TOTAL PREFERRED STOCKS (Cost $14,585)		15,532
Bank Loan Obligations - 1.7%
		Principal Amount (000s) (e)
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.1%
Chassix, Inc. term loan 12% 7/29/19		$ 3,815	3,777
Diversified Consumer Services - 0.1%
KC Mergersub, Inc.:
Tranche 1LN, term loan 6% 8/13/22 (l)		4,883	4,761
Tranche L 2LN, term loan 10.25% 8/13/23 (l)		1,810	1,774
			6,535
Hotels, Restaurants & Leisure - 0.1%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (l)		1,199	1,049
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (l)		7,372	7,351
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (l)		2,585	2,546
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (l)		371	370
			11,316
Bank Loan Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.0%
Livent, Inc.:
Tranche A, term loan 18% 1/15/49 pay-in-kind (a)	CAD	$ 8	$ 6
Tranche B, term loan 18% 1/15/49 pay-in-kind (a)	CAD	5	3
			9
TOTAL CONSUMER DISCRETIONARY			21,637
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (l)		2,865	2,879
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (l)		7,372	7,323
TOTAL CONSUMER STAPLES			10,202
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (l)		3,158	3,142
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (l)		1,736	1,695
			4,837
FINANCIALS - 0.0%
Real Estate Management & Development - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (l)		260	256
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (l)		1,756	1,716
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (l)		3,291	2,701
Sophia L.P. Tranche B, term loan 4.75% 9/30/22 (l)		8,439	8,325
Bank Loan Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Transfirst, Inc.:
Tranche 2LN, term loan 9% 11/12/22 (l)		$ 450	$ 439
Tranche B 1LN, term loan 4.75% 11/12/21 (l)		406	402
			11,867
MATERIALS - 0.1%
Containers & Packaging - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (l)		3,937	3,875
Metals & Mining - 0.0%
Essar Steel Algoma, Inc. Tranche B, term loan 5.4375% 8/16/19 (l)		2,104	501
TOTAL MATERIALS			4,376
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (l)		4,283	4,133
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 4.125% 3/31/17 (l)		1,692	1,523
Tranche D 2LN, term loan 4.1031% 3/31/19 (l)		1,693	1,524
			3,047
TOTAL TELECOMMUNICATION SERVICES			7,180
UTILITIES - 0.9%
Independent Power and Renewable Electricity Producers - 0.9%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (l)		80,131	79,751
TOTAL BANK LOAN OBLIGATIONS (Cost $144,621)			141,822
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.4375% 12/14/19 (l)		3,102	3,040
Sovereign Loan Participations - continued
		Principal Amount (000s) (e)	Value (000s)
Indonesian Republic loan participation: - continued
Goldman Sachs 1.4375% 12/14/19 (l)		$ 2,842	$ 2,785
Mizuho 1.4375% 12/14/19 (l)		2,031	1,990
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $7,401)			7,815
Fixed-Income Funds - 6.0%
Shares
Fidelity Floating Rate Central Fund (m) (Cost $528,487)	5,147,940	503,366
Preferred Securities - 3.6%
		Principal Amount (000s) (e)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
NBCUniversal Enterprise, Inc. 5.25% (h)(i)		$ 7,335	7,789
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (i)		6,980	5,656
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Total SA 2.25% (Reg. S) (i)(l)	EUR	2,500	2,558
FINANCIALS - 3.3%
Banks - 2.6%
Banco Do Brasil SA 9% (h)(i)(l)		5,520	3,635
Bank of America Corp.:
5.125% (i)(l)		10,690	10,205
5.2% (i)(l)		23,520	22,007
6.25% (i)(l)		7,170	7,333
8% (i)(l)		3,065	3,222
8.125% (i)(l)		2,245	2,308
Barclays Bank PLC 7.625% 11/21/22		17,490	20,067
Citigroup, Inc.:
5.8% (i)(l)		8,960	8,951
5.9% (i)(l)		13,975	14,042
5.95% (i)(l)		25,260	25,350
Preferred Securities - continued
		Principal Amount (000s) (e)	Value (000s)
FINANCIALS - continued
Banks - continued
Citigroup, Inc.: - continued
6.3% (i)(l)		$ 2,145	$ 2,109
JPMorgan Chase & Co.:
5% (i)(l)		12,930	12,607
5.3% (i)(l)		6,510	6,543
6% (i)(l)		23,845	24,407
6.125% (i)(l)		5,990	6,121
6.75% (i)(l)		3,295	3,684
Wells Fargo & Co.:
5.875% (i)(l)		19,480	20,556
5.9% (i)(l)		24,365	24,645
7.98% (i)(l)		2,035	2,162
			219,954
Capital Markets - 0.4%
Bank of Scotland 7.281% (i)(l)	GBP	2,450	4,267
Goldman Sachs Group, Inc.:
5.375% (i)(l)		5,420	5,428
5.7% (i)(l)		13,704	13,730
Morgan Stanley 5.55% (i)(l)		6,545	6,713
			30,138
Consumer Finance - 0.1%
American Express Co.:
4.9% (i)(l)		3,940	3,800
5.2% (i)(l)		7,265	7,196
			10,996
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (h)(i)		2,595	1,455
8.625% (Reg. S) (i)		380	213
			1,668
Insurance - 0.2%
Credit Agricole Assurances SA 4.25% (Reg. S) (i)(l)	EUR	2,400	2,582
Elm BV (SWISS REIN CO) 2.6% (Reg. S) (i)(l)	EUR	4,200	4,238
Society of Lloyd's 7.421% (i)(l)	GBP	2,906	4,667
			11,487
TOTAL FINANCIALS			274,243
Preferred Securities - continued
		Principal Amount (000s) (e)	Value (000s)
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (h)(i)		$ 17,360	$ 9,287
7.5% (Reg. S) (i)		250	134
			9,421
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S)(i )		8,800	3,007
TOTAL PREFERRED SECURITIES (Cost $317,729)			302,674
Money Market Funds - 2.9%
	Shares
Fidelity Cash Central Fund, 0.33% (b)	246,415,246	246,415
Fidelity Securities Lending Cash Central Fund, 0.35% (b)(c)	1,060,950	1,061
TOTAL MONEY MARKET FUNDS (Cost $247,476)		247,476
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $8,643,127)		8,357,654
NET OTHER ASSETS (LIABILITIES) (u) - 0.7%		58,410
NET ASSETS - 100%		$ 8,416,064
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
175 CBOT 2 Year U.S. Treasury Note Contracts (United States)	March 2016	$ 38,016	$ (55)
310 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	March 2016	49,193	384
TOTAL TREASURY CONTRACTS		$ 87,209	$ 329

The face value of futures purchased as a percentage of net assets is 1.1%
Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid)(2) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
LCH	Mar. 2018	$ 7,400	3-month LIBOR	1.5%	$ 14	$ 0	$ 14
LCH	Mar. 2021	4,300	3-month LIBOR	2%	15	0	15
LCH	Mar. 2026	3,200	3-month LIBOR	2.5%	13	0	13
LCH	Mar. 2046	9,000	3-month LIBOR	2.75%	96	0	96
TOTAL INTEREST RATE SWAPS					$ 138	$ 0	$ 138

(1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Currency Abbreviations
AUD	-	Australian dollar
BRL	-	Brazilian real
CAD	-	Canadian dollar
CHF	-	Swiss franc
COP	-	Colombian peso
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
HKD	-	Hong Kong dollar
INR	-	Indian rupee
JPY	-	Japanese yen
MXN	-	Mexican peso
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
RUB	-	Russian ruble
SEK	-	Swedish krona
SGD	-	Singapore dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,646,097,000 or 19.6% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,551,000.
(k) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,636,000.
(l) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(o) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(p) Quantity represents share amount.
(q) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(r) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.
(s) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

(t) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,025,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,341
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 62
Ovation Acquisition I LLC	12/23/15	$ 14
Station Holdco LLC	6/17/11 - 3/15/12	$ 5,096
Station Holdco LLC	4/1/13	$ 44
Station Holdco LLC unit	3/12/13 - 4/1/13	$ 4
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 15,269
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$ 4,887
(u) Includes cash collateral of $22,421,000 from securities on loan.
Amounts shown as $0 may reflect amounts less than $500.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 442
Fidelity Floating Rate Central Fund	26,233
Fidelity Securities Lending Cash Central Fund	0
Total	$ 26,675
Amounts shown as $0 may reflect amounts less than $500.
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 366,013	$ 194,937	$ 20,999	$ 503,366	34.7%
Total	$ 366,013	$ 194,937	$ 20,999	$ 503,366
Other Information

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 129,288	$ 92,551	$ 10,458	$ 26,279
Consumer Staples	568	-	71	497
Energy	3,339	3,339	-	-
Financials	19,879	19,879	-	-
Health Care	91,150	88,980	-	2,170
Industrials	41,438	36,571	-	4,867
Information Technology	126,763	126,763	-	-
Materials	13,757	13,196	-	561
Telecommunication Services	10,676	10,676	-	-
Utilities	265	265	-	-
Corporate Bonds	3,705,115	-	3,705,023	92
U.S. Government and Government Agency Obligations	1,169,223	-	1,169,223	-
U.S. Government Agency - Mortgage Securities	83,882	-	83,882	-
Collateralized Mortgage Obligations	306,971	-	306,971	-
Commercial Mortgage Securities	154,644	-	154,644	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Foreign Government and Government Agency Obligations	$ 1,296,109	$ -	$ 1,289,804	$ 6,305
Supranational Obligations	1,434	-	1,434	-
Bank Loan Obligations	141,822	-	134,733	7,089
Sovereign Loan Participations	7,815	-	-	7,815
Fixed-Income Funds	503,366	503,366	-	-
Preferred Securities	302,674	-	302,674	-
Money Market Funds	247,476	247,476	-	-
Total Investments in Securities:	$ 8,357,654	$ 1,143,062	$ 7,158,917	$ 55,675
Derivative Instruments:
Assets
Futures Contracts	$ 384	$ 384	$ -	$ -
Swaps	138	-	138	-
Total Assets	$ 522	$ 384	$ 138	$ -
Liabilities
Futures Contracts	$ (55)	$ (55)	$ -	$ -
Total Derivative Instruments:	$ 467	$ 329	$ 138	$ -
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 95,054
Net Realized Gain (Loss) on Investment Securities	(1,059)
Net Unrealized Gain (Loss) on Investment Securities	2,279
Cost of Purchases	14,766
Proceeds of Sales	(8,933)
Amortization/Accretion	399
Transfers into Level 3	-
Transfers out of Level 3	(46,831)
Ending Balance	$ 55,675
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2015	$ (336)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 384	$ (55)
Swaps (b)	138	-
Total Value of Derivatives	$ 522	$ (55)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	64.5%
Netherlands	3.0%
Japan	2.8%
Luxembourg	2.6%
United Kingdom	2.5%
Ireland	2.3%
Canada	1.9%
Argentina	1.9%
Italy	1.6%
France	1.3%
Cayman Islands	1.1%
Mexico	1.0%
Australia	1.0%
Spain	1.0%
Others (Individually Less Than 1%)	11.5%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		December 31, 2015

Assets
Investment in securities, at value (including securities loaned of $22,982) - See accompanying schedule: Unaffiliated issuers (cost $7,867,164)	$ 7,606,812
Fidelity Central Funds (cost $775,963)	750,842
Total Investments (cost $8,643,127)		$ 8,357,654
Cash		23,773
Receivable for investments sold		3,168
Receivable for fund shares sold		14,295
Dividends receivable		2,700
Interest receivable		89,771
Distributions receivable from Fidelity Central Funds		2,359
Receivable for daily variation margin for derivative instruments		220
Prepaid expenses		20
Other receivables		4
Total assets		8,493,964

Liabilities
Payable for investments purchased	$ 17,830
Payable for fund shares redeemed	26,960
Distributions payable	1,596
Accrued management fee	3,987
Distribution and service plan fees payable	2,164
Other affiliated payables	1,341
Other payables and accrued expenses	540
Collateral on securities loaned, at value	23,482
Total liabilities		77,900

Net Assets		$ 8,416,064
Net Assets consist of:
Paid in capital		$ 8,742,222
Undistributed net investment income		4,723
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(45,406)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(285,475)
Net Assets		$ 8,416,064

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2015

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($3,274,320 divided by 289,294.8 shares)	$ 11.32

Maximum offering price per share (100/96.00 of $11.32)	$ 11.79
Class T:
Net Asset Value and redemption price per share ($1,008,208 divided by 89,127.3 shares)	$ 11.31

Maximum offering price per share (100/96.00 of $11.31)	$ 11.78
Class B:
Net Asset Value and offering price per share ($64,292 divided by 5,661.5 shares)A	$ 11.36

Class C:
Net Asset Value and offering price per share ($1,428,996 divided by 126,586.3 shares)A	$ 11.29

Class I:
Net Asset Value, offering price and redemption price per share ($2,640,248 divided by 230,156.0 shares)	$ 11.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2015

Investment Income
Dividends		$ 24,596
Interest		367,305
Income from Fidelity Central Funds		26,675
Total income		418,576

Expenses
Management fee	$ 51,537
Transfer agent fees	14,931
Distribution and service plan fees	28,474
Accounting and security lending fees	1,539
Custodian fees and expenses	271
Independent trustees' compensation	38
Registration fees	250
Audit	126
Legal	1,103
Miscellaneous	176
Total expenses before reductions	98,445
Expense reductions	(33)	98,412
Net investment income (loss)		320,164
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(113,318)
Fidelity Central Funds	(1,495)
Foreign currency transactions	(656)
Futures contracts	2,431
Swaps	(810)
Total net realized gain (loss)		(113,848)
Change in net unrealized appreciation (depreciation) on: Investment securities	(371,794)
Assets and liabilities in foreign currencies	(53)
Futures contracts	(2,089)
Swap	39
Total change in net unrealized appreciation (depreciation)		(373,897)
Net gain (loss)		(487,745)
Net increase (decrease) in net assets resulting from operations		$ (167,581)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2015	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 320,164	$ 315,429
Net realized gain (loss)	(113,848)	153,839
Change in net unrealized appreciation (depreciation)	(373,897)	(151,707)
Net increase (decrease) in net assets resulting from operations	(167,581)	317,561
Distributions to shareholders from net investment income	(233,484)	(312,786)
Distributions to shareholders from net realized gain	(5,484)	(146,168)
Distributions to shareholders from tax return of capital	(58,860)	-
Total distributions	(297,828)	(458,954)
Share transactions - net increase (decrease)	(536,896)	6,261
Total increase (decrease) in net assets	(1,002,305)	(135,132)

Net Assets
Beginning of period	9,418,369	9,553,501
End of period (including undistributed net investment income of $4,723 and undistributed net investment income of $9,883, respectively)	$ 8,416,064	$ 9,418,369

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Strategic Income Fund Class A

Years ended December 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.92	$ 12.10	$ 12.69	$ 12.07	$ 12.38
Income from Investment Operations
Net investment income (loss) C	.420	.422	.449	.479	.536
Net realized and unrealized gain (loss)	(.629)	.005	(.441)	.776	.009
Total from investment operations	(.209)	.427	.008	1.255	.545
Distributions from net investment income	(.307)	(.419)	(.431)	(.442)	(.572)
Distributions from net realized gain	(.007)	(.188)	(.167)	(.193)	(.283)
Tax return of capital	(.077)	-	-	-	-
Total distributions	(.391)	(.607)	(.598)	(.635)	(.855)
Net asset value, end of period	$ 11.32	$ 11.92	$ 12.10	$ 12.69	$ 12.07
Total ReturnA, B	(1.84)%	3.52%	.08%	10.57%	4.47%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.00%	.99%	.98%	.98%	.99%
Expenses net of fee waivers, if any	1.00%	.99%	.98%	.98%	.99%
Expenses net of all reductions	1.00%	.99%	.98%	.98%	.99%
Net investment income (loss)	3.55%	3.42%	3.61%	3.83%	4.29%
Supplemental Data
Net assets, end of period (in millions)	$ 3,274	$ 3,794	$ 4,205	$ 5,582	$ 4,746
Portfolio turnover rateE	88%	121%	135%	126%	221%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Strategic Income Fund Class T

Years ended December 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.92	$ 12.10	$ 12.68	$ 12.07	$ 12.38
Income from Investment Operations
Net investment income (loss) C	.420	.422	.449	.479	.536
Net realized and unrealized gain (loss)	(.639)	.006	(.431)	.766	.009
Total from investment operations	(.219)	.428	.018	1.245	.545
Distributions from net investment income	(.307)	(.420)	(.431)	(.442)	(.572)
Distributions from net realized gain	(.007)	(.188)	(.167)	(.193)	(.283)
Tax return of capital	(.077)	-	-	-	-
Total distributions	(.391)	(.608)	(.598)	(.635)	(.855)
Net asset value, end of period	$ 11.31	$ 11.92	$ 12.10	$ 12.68	$ 12.07
Total ReturnA, B	(1.93)%	3.52%	.17%	10.49%	4.48%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.00%	.99%	.98%	.98%	.98%
Expenses net of fee waivers, if any	1.00%	.99%	.98%	.98%	.98%
Expenses net of all reductions	1.00%	.99%	.98%	.98%	.98%
Net investment income (loss)	3.55%	3.42%	3.61%	3.83%	4.29%
Supplemental Data
Net assets, end of period (in millions)	$ 1,008	$ 1,179	$ 1,265	$ 1,554	$ 1,471
Portfolio turnover rateE	88%	121%	135%	126%	221%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Strategic Income Fund Class B

Years ended December 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.96	$ 12.14	$ 12.72	$ 12.11	$ 12.42
Income from Investment Operations
Net investment income (loss) C	.342	.338	.362	.391	.449
Net realized and unrealized gain (loss)	(.631)	.004	(.432)	.765	.007
Total from investment operations	(.289)	.342	(.070)	1.156	.456
Distributions from net investment income	(.243)	(.334)	(.343)	(.353)	(.483)
Distributions from net realized gain	(.007)	(.188)	(.167)	(.193)	(.283)
Tax return of capital	(.061)	-	-	-	-
Total distributions	(.311)	(.522)	(.510)	(.546)	(.766)
Net asset value, end of period	$ 11.36	$ 11.96	$ 12.14	$ 12.72	$ 12.11
Total ReturnA, B	(2.49)%	2.80%	(.54)%	9.67%	3.72%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.69%	1.68%	1.69%	1.69%	1.69%
Expenses net of fee waivers, if any	1.69%	1.68%	1.69%	1.69%	1.69%
Expenses net of all reductions	1.69%	1.68%	1.69%	1.69%	1.69%
Net investment income (loss)	2.86%	2.73%	2.90%	3.12%	3.59%
Supplemental Data
Net assets, end of period (in millions)	$ 64	$ 100	$ 137	$ 204	$ 244
Portfolio turnover rateE	88%	121%	135%	126%	221%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Strategic Income Fund Class C

Years ended December 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 11.89	$ 12.07	$ 12.66	$ 12.05	$ 12.36
Income from Investment Operations
Net investment income (loss) C	.331	.329	.355	.384	.441
Net realized and unrealized gain (loss)	(.629)	.007	(.440)	.767	.010
Total from investment operations	(.298)	.336	(.085)	1.151	.451
Distributions from net investment income	(.236)	(.328)	(.338)	(.348)	(.478)
Distributions from net realized gain	(.007)	(.188)	(.167)	(.193)	(.283)
Tax return of capital	(.059)	-	-	-	-
Total distributions	(.302)	(.516)	(.505)	(.541)	(.761)
Net asset value, end of period	$ 11.29	$ 11.89	$ 12.07	$ 12.66	$ 12.05
Total ReturnA, B	(2.59)%	2.76%	(.66)%	9.68%	3.71%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.75%	1.73%	1.73%	1.73%	1.74%
Expenses net of fee waivers, if any	1.75%	1.73%	1.73%	1.73%	1.74%
Expenses net of all reductions	1.75%	1.73%	1.73%	1.73%	1.74%
Net investment income (loss)	2.80%	2.67%	2.86%	3.08%	3.54%
Supplemental Data
Net assets, end of period (in millions)	$ 1,429	$ 1,664	$ 1,767	$ 2,238	$ 1,824
Portfolio turnover rateE	88%	121%	135%	126%	221%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Strategic Income Fund Class I

Years ended December 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 12.09	$ 12.26	$ 12.84	$ 12.21	$ 12.52
Income from Investment Operations
Net investment income (loss) B	.452	.455	.484	.514	.570
Net realized and unrealized gain (loss)	(.650)	.012	(.437)	.779	.003
Total from investment operations	(.198)	.467	.047	1.293	.573
Distributions from net investment income	(.332)	(.449)	(.460)	(.470)	(.600)
Distributions from net realized gain	(.007)	(.188)	(.167)	(.193)	(.283)
Tax return of capital	(.083)	-	-	-	-
Total distributions	(.422)	(.637)	(.627)	(.663)	(.883)
Net asset value, end of period	$ 11.47	$ 12.09	$ 12.26	$ 12.84	$ 12.21
Total ReturnA	(1.73)%	3.80%	.39%	10.78%	4.66%
Ratios to Average Net AssetsC, E
Expenses before reductions	.78%	.76%	.75%	.75%	.76%
Expenses net of fee waivers, if any	.78%	.76%	.75%	.75%	.76%
Expenses net of all reductions	.78%	.76%	.75%	.75%	.76%
Net investment income (loss)	3.77%	3.65%	3.84%	4.07%	4.52%
Supplemental Data
Net assets, end of period (in millions)	$ 2,640	$ 2,682	$ 2,179	$ 2,759	$ 1,812
Portfolio turnover rateD	88%	121%	135%	126%	221%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2015

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder

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2. Investments in Fidelity Central Funds - continued

report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies

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3. Significant Accounting Policies - continued

Investment Valuation - continued

which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2015, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency - continued

currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to

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3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, defaulted bonds, market discount, contingent interest, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carry forwards, tax return of capital distribution and losses deferred due to wash sales, futures contracts and excise tax regulations.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 249,587
Gross unrealized depreciation	(528,121)
Net unrealized appreciation (depreciation) on securities	$ (278,534)
Tax Cost	$ 8,636,188

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (21,218)
Net unrealized appreciation (depreciation) on securities and other investments	$ (278,892)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (21,218)

At period end, the Fund was required to defer approximately $288 of losses on futures contracts. The fund intends to elect to defer to its next fiscal year $2,971 of ordinary losses recognized during the period November 1, 2015 to December 31,2015.

The tax character of distributions paid was as follows:

	December 31, 2015	December 31, 2014
Ordinary Income	$ 233,484	$ 336,888
Long-term Capital Gains	5,484	122,066
Tax Return of Capital	58,860	-
Total	$ 297,828	$ 458,954

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

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3. Significant Accounting Policies - continued

Restricted Securities - continued

at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options, and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Annual Report

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 2,431	$ (2,089)
Purchased Options	(768)	768
Swaps	(810)	39
TotalsA	$ 853	$ (1,282)

A A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Options - continued

underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to the market fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule

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4. Derivative Instruments - continued

Swaps - continued

of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $6,299,937 and $6,138,856, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged.11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .56% of the Fund's average net assets.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 9,127	$ 46
Class T	-%	.25%	2,792	18
Class B	.65%	.25%	743	537
Class C	.75%	.25%	15,812	1,394
			$ 28,474	$ 1,995

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 211
Class T	45
Class B A	55
Class C A	113
$ 424

A When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 5,660.16
Class T	1,695.15
Class B	156.19
Class C	2,367.15
Class I	5,053.18
	$ 14,931

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities at period end is disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $20. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to less than five hundred dollars. During the period, there were no securities loaned to FCM.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $10,513. The weighted average interest rate was .64%. The interest expense amounted to less than five hundred dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Annual Report

10. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $12 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $21.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2015	2014
From net investment income
Class A	$ 94,615	$ 137,510
Class T	28,973	41,939
Class B	1,690	3,240
Class C	31,591	45,973
Class I	76,615	84,124
Total	$ 233,484	$ 312,786
From net realized gain
Class A	$ 2,214	$ 59,022
Class T	683	18,268
Class B	56	1,556
Class C	968	25,946
Class I	1,563	41,376
Total	$ 5,484	$ 146,168
Tax Return of Capital
Class A	$ 23,902	$ -
Class T	7,317	-
Class B	432	-
Class C	7,973	-
Class I	19,236	-
Total	$ 58,860	$ -

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

12. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares		Dollars
Years ended December 31,	2015	2014	2015	2014
Class A
Shares sold	48,714	62,939	$ 577,320	$ 776,718
Reinvestment of distributions	9,801	15,104	115,813	184,389
Shares redeemed	(87,401)	(107,328)	(1,030,441)	(1,322,245)
Net increase (decrease)	(28,886)	(29,285)	$ (337,308)	$ (361,138)
Class T
Shares sold	10,166	13,996	$ 120,194	$ 172,575
Reinvestment of distributions	2,998	4,668	35,402	56,953
Shares redeemed	(22,932)	(24,319)	(270,556)	(299,446)
Net increase (decrease)	(9,768)	(5,655)	$ (114,960)	$ (69,918)
Class B
Shares sold	110	215	$ 1,177	$ 2,679
Reinvestment of distributions	159	334	1,887	4,082
Shares redeemed	(2,979)	(3,487)	(35,256)	(43,142)
Net increase (decrease)	(2,710)	(2,938)	$ (32,192)	$ (36,381)
Class C
Shares sold	14,916	18,934	$ 176,036	$ 233,057
Reinvestment of distributions	2,982	4,992	35,147	60,641
Shares redeemed	(31,219)	(30,358)	(367,182)	(372,456)
Net increase (decrease)	(13,321)	(6,432)	$ (155,999)	$ (78,758)
Class I
Shares sold	71,784	94,676	$ 860,421	$ 1,183,458
Reinvestment of distributions	7,339	8,622	87,819	106,429
Shares redeemed	(70,846)	(59,177)	(844,677)	(737,431)
Net increase (decrease)	8,277	44,121	$ 103,563	$ 552,456

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

14. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

15. Litigation.

The Fund, and other entities managed by FMR or its affiliates, became aware in March 2015 that they were named as defendants in a lawsuit originally filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on certain collateral securing the debt prior to the 2009 payments. The parties to the dispute have commenced discovery on the value of remaining, unreleased collateral. At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $24,325 received in 2009. The Fund was not previously aware that it had been named as a defendant in this case because, in 2009, the Bankruptcy Court allowed the plaintiffs to refrain from serving any of the defendants other than JPMorgan with notice of the filing of the lawsuit. The Fund will explore all available options for minimizing any loss to the Fund. The Fund will also incur legal costs in defending the case.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Strategic Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Strategic Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of December 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodians, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Strategic Income Fund as of December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 22, 2016

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 236 funds. Ms. Acton and Mr. Engler each oversees 228 funds. Mr. von Kuhn oversees 148 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Annual Report

Trustees and Officers - continued

* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2012-2015).

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Annual Report

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Member of the Advisory Board

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Member of the Advisory Board

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Member of the Advisory Board

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2015-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015 Assistant Secretary

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity® funds (2008-2009).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), and Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of FIAM LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Trustee of certain funds (2012-2015), President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 5.64% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $165,358,468 of distributions paid during the period January 1, 2015 to December 31, 2015 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Strategic Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Annual Report

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Advisor Strategic Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and equal to the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each of Class A, Class T, Class B, and Class I ranked below its competitive median for 2014 and the total expense ratio of Class C ranked equal to its competitive median for 2014.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; and (x) the impact of money market reform on Fidelity's money market funds. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

SII-UANN-0216
1.787728.112

Item 2. Code of Ethics

As of the end of the period, December 31, 2015, Fidelity Advisor Series II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Advisor Strategic Income Fund (the "Fund"):

Services Billed by Deloitte Entities

December 31, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Strategic Income Fund	$102,000	$-	$6,100	$2,600

December 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Strategic Income Fund	$96,000	$-	$6,200	$2,600

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	December 31, 2015A	December 31, 2014A
Audit-Related Fees	$-	$-
Tax Fees	$10,000	$-
All Other Fees	$-	$650,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	December 31, 2015 A	December 31, 2014 A
Deloitte Entities	$45,000	$1,815,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 25, 2016
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 25, 2016